[LOGO]

1998
SEMI ANNUAL
REPORT

MANAGER DISCUSSIONS

FINANCIALS

THE HARTFORD
SMALL COMPANY FUND

PORTFOLIO MANAGER

[PHOTO]

MARK S. WATERHOUSE
Vice President
Wellington Management Company, LLP

PERFORMANCE OVERVIEW

7/22/96 - 6/30/98

[GRAPH]

GROWTH OF A $10,000 INVESTMENT IN CLASS A WHICH INCLUDES SALES CHARGE

SMALL COMPANY FUND            RUSSELL 2000
$9,450 starting value         $10,000 starting value


--------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)
                      Non Sales Charge Adjusted         Sales Charge Adjusted
                      -------------------------         ---------------------
                                       ANNUALIZED                   ANNUALIZED
                YTD*  1 YEAR(1)* SINCE INCEPT.(1)   1 YEAR(2)*  SINCE INCEPT.(2)
Small Co "A"    9.05%    18.22%      22.58%            11.72%        19.05%
Small Co "B"    8.73%    17.45%      21.80%            12.45%        20.08%
Russell 2000    4.93%    16.51%      22.25%
--------------------------------------------------------------------------------


THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE SMALL COMPANY FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A AND B SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

* YEAR-TO-DATE AND 1 YEAR RETURNS ARE CUMULATIVE.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $14,661 ON 6/30/98 ($14,261 WITH A REDEMPTION AT THE END OF THE PERIOD.)

Q. HOW DID THE FUND PERFORM?

The Hartford Small Company Fund outperformed its Lipper peer group for the six month period ended June 30, 1998. The Small Company Fund returned 9.1% versus 6.5% for the Lipper Small Company Mutual Fund Average, placing the Fund in the first quartile of performance for funds in the group.

Q. WHY DID THE FUND PERFORM THIS WAY?

A theme that has been present for the past year continued; investors want exposure to the US market but they also want liquidity due to the fear of a slowdown is the US economy. As a result, large capitalization stocks have dramatically outperformed smaller names. Nonetheless, the stock selections made in the Fund focused on companies with strong fundamentals, such as THE LEARNING COMPANY, and ADC TELECOMMUNICATIONS, and have resulted in competitive relative performance.

Q.WHAT IS YOUR OUTLOOK FOR THE REST OF 1998?

The US economy remains healthy, led by strong consumer demand. However, a widening trade gap, a strong US dollar, and continued weakness in the Asian economies should result in a slowing of the economy in 1999. In this environment, we believe that winners will be in the energy and technology stocks. As such, we will try to opportunistically increase the Fund+s exposure to these areas. In terms of stock selection, we will try to find great small companies and buy them below their intrinsic value.

THE HARTFORD
     CAPITAL APPRECIATION FUND

PORTFOLIO MANAGER

[PHOTO]

SAUL J. PANNELL, CFA
Senior Vice President and Partner
Wellington Management Company, LLP

PERFORMANCE OVERVIEW

[GRAPH]

7/22/96 - 6/30/98

GROWTH OF A $10,000 INVESTMENT IN CLASS A WHICH INCLUDES SALES CHARGE

CAPITAL APPRECIATION FUND          S&P 500
$9,450 starting value              $10,000 starting value


--------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)
                      Non Sales Charge Adjusted         Sales Charge Adjusted
                      -------------------------         ---------------------
                                       ANNUALIZED                   ANNUALIZED
                YTD*   1 YEAR(1)* SINCE INCEPT.(1)   1 YEAR(2)* SINCE INCEPT.(2)
Cap Ap "A"      5.33%    20.61%      51.92%            13.98%       47.56%
Cap Ap "B"      4.98%    19.76%      50.95%            14.76%       49.54%
S&P 500        17.72%    30.17%      37.44%
--------------------------------------------------------------------------------


THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE CAPITAL APPRECIATION FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A AND B SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

* YEAR-TO-DATE AND 1 YEAR RETURNS ARE CUMULATIVE.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $22,226 ON 6/30/98 ($21,826 WITH A REDEMPTION AT THE END OF THE PERIOD.)

Q. HOW DID THE FUND PERFORM?

The Hartford Capital Appreciation Fund underperformed its Lipper peer group for the six month period ended June 30, 1998. The Capital Appreciation Fund returned 5.3% versus 12.9% for the Lipper Capital Appreciation Mutual Fund Average. However, the Capital Appreciation Fund continues to rank near the top of the Lipper universe over longer periods.

Q. WHY DID THE FUND PERFORM THIS WAY?

We began the year by finding gains in a handful of companies across sectors such as finance, telecommunications and retail, and by reducing our overall foreign stock exposure in light of the Asian crisis. As we moved into the second quarter, large cap growth was clearly the place to be in the US equity market. The S&P 500 Index exceeded the Russell 2000 Index by a whopping 8 percent and within the large cap sector, growth stocks outperformed value by over 4 percent. The Fund+s performance was negatively impacted by a combination of factors including 1) an emphasis on smaller companies, 2) a tilt toward value versus growth, and 3) tactical security selection bets that went against us.
Strong performers over the six month period included AMERICA ONLINE and THE LEARNING COMPANY.

Q.  WHAT IS YOUR OUTLOOK FOR THE REST OF 1998?

Our overall strategy for the Fund remains duel faceted. We maintain an emphasis on smaller companies with dynamic earnings growth prospects, and couple that with an opportunistic trading approach to larger cap stocks where we typically see a catalyst for outperformance. Following a period of underperformance as we now have experienced, the temptation is to alter the Fund+s approach by moving closer to the large cap growth paradigm which has dominated the US equity market over the past year. In our view, however, the real risk now is to chase what worked yesterday and be poorly positioned for a potential rebound in small and mid cap stocks.

THE HARTFORD
     MIDCAP FUND

PORTFOLIO MANAGER

[PHOTO]

PHILLIP H. PERELMUTER
Vice President
Wellington Management Company, LLP


PERFORMANCE OVERVIEW

[GRAPH]

12/30/97 - 6/30/98

GROWTH OF A $10,000 INVESTMENT IN CLASS A WHICH INCLUDES SALES CHARGE

MIDCAP                        S&P 400
$9,450 starting value         $10,000 starting value



--------------------------------------------------------------------------------
RETURNS (INCEPTION 12/30/97)
                       Non Sales Charge Adjusted         Sales Charge Adjusted
                       -------------------------         ---------------------
                                       CUMULATIVE                     CUMULATIVE
                YTD*   1 YEAR(1)* SINCE INCEPT.(1)   1 YEAR(2)* SINCE INCEPT.(2)
MidCap "A"      14.92%     --%     14.80%                  --%        8.49%
MidCap "B"      14.51%     --%     14.40%                  --%        9.40%
S&P 400          8.63%     --%      9.45%
--------------------------------------------------------------------------------


THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE MIDCAP FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A AND B SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

* YEAR-TO-DATE AND 1 YEAR RETURNS ARE CUMULATIVE.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT INCEPTION ON 12/30/97 WOULD HAVE BEEN VALUED AT $11,440 ON 6/30/98 ($10,940 WITH A REDEMPTION AT THE END OF THE PERIOD.)

Q.  HOW DID THE FUND PERFORM?

The Hartford MidCap Fund outperformed its Lipper peer group for the six month period ended June 30, 1998. The MidCap Fund provided a total return of 14.9% versus 10.7% for the Lipper Mid Cap Mutual Fund Average, placing the Fund in the first quartile of performance for funds in the group.

Q.  WHY DID THE FUND PERFORM THIS WAY?

Despite the fact that mid cap stocks have grown their earnings faster than large cap stocks over the past five years, investors+ preference for stability, liquidity, and safety in a slowing economic environment drove large cap outperformance for the last year. There were several changes to the Fund+s industry weights during the six month period that contributed to positive returns relative to competitors. Overall, the strong performance was led by our stock selection in the technology sector. Many technology stocks did well as the slowing pace of overall earnings growth made their year over year growth numbers stand out. Additionally, computer service and software companies are seeing demand accelerate due to the Year 2000 crunch, a continuation of the outsourcing trend, and a shortage of information technology employees. Two of our recent purchases, AMERICAN TOWER and SFX ENTERTAINMENT did well as they were up over 20% and 40%, respectively in the second quarter.

Q.  WHAT IS YOUR OUTLOOK FOR THE REST OF 1998?

The Fund consists of high quality mid cap companies "on the verge of greatness" within our five sectors of opportunity: consumer products, finance, health care, services, and technology. The outlook for the type of mid cap companies that we buy for the Fund is good. These high quality, market leading mid cap growth companies which have minimal overseas exposure should fare relatively well during a period of modest growth in the United States and turbulence outside the United States.

THE HARTFORD
     INTERNATIONAL OPPORTUNITIES FUND


PORTFOLIO MANAGER

[PHOTO]

TROND SKRAMSTAD
Senior Vice President and Partner
Wellington Management Company, LLP 5

PERFORMANCE OVERVIEW

[GRAPH]

7/22/96 - 6/30/98

GROWTH OF A $10,000 INVESTMENT IN
CLASS A WHICH INCLUDES SALES CHARGE

INTERNATIONAL OPPORTUNITIES      EAFE GDP
$9,450 starting value            $10,000 starting value


--------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)
                      Non Sales Charge Adjusted         Sales Charge Adjusted
                      -------------------------         ---------------------
                                       ANNUALIZED                   ANNUALIZED
                YTD*   1 YEAR(1)* SINCE INCEPT.(1)   1 YEAR(2)* SINCE INCEPT.(2)
Int+l Opp "A"   15.97%     7.08%      12.87%            1.19%        9.63%
Int+l Opp "B"   15.63%     6.44%      12.13%            1.44%       10.27%
EAFE GDP**      21.88%    15.14%      17.36%
--------------------------------------------------------------------------------


THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE INTERNATIONAL OPPORTUNITIES FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A AND B SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

* YEAR-TO-DATE AND 1 YEAR RETURNS ARE CUMULATIVE.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $12,487 ON 6/30/98 ($12,087 WITH A REDEMPTION AT THE END OF THE PERIOD.)

** THE MORGAN STANLEY EUROPE AUSTRALIA FAR EAST GDP - NET INDEX

Q.  HOW DID THE FUND PERFORM?

The Hartford International Opportunities Fund outperformed its Lipper peer group for the six month period ended June 30, 1998. The International Opportunities Fund returned 16.0% versus 15.5% for the Lipper International Mutual Fund Average, placing the Fund in the second quartile of performance for funds in the group.

Q.  WHY DID THE FUND PERFORM THIS WAY?

Overall, Europe showed strong performance and the Fund continued to benefit as a result of its large, overweight position in that region. Also a benefit was our underweight position in Asia where virtually every market in the region took a turn for the worse after having seen a short but unsustainable bounce at the beginning of the year.

Q.  WHAT IS YOUR OUTLOOK FOR THE REST OF 1998?

Europe remains the Fund's major area of exposure, and Japan remains the area that is most significantly underweighted versus international benchmarks. In all markets, we take a -fundamental research+ approach, seeking stocks that are attractively valued relative to their long-term prospects for growth. We continue to feel that Europe shows the most promise for continued economic growth and profit improvement. While there are many companies in Japan and the rest of the Asia Pacific region that are attractively valued relative to companies in other regions, we do not believe that the region has turned the corner yet and feel that the investment risks outweigh the prospective rewards at this time.

THE HARTFORD
     STOCK FUND

PORTFOLIO MANAGER

[PHOTO]

RAND L. ALEXANDER, CFA
Senior Vice President and Partner
Wellington Management Company, LLP

PERFORMANCE OVERVIEW

[GRAPH]

7/22/96 - 6/30/98

GROWTH OF A $10,000 INVESTMENT IN CLASS A WHICH INCLUDES SALES CHARGE

STOCK FUND                    S&P 500
$9,450 starting value         $10,000 starting value


--------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)
                      Non Sales Charge Adjusted         Sales Charge Adjusted
                      -------------------------         ---------------------
                                       ANNUALIZED                   ANNUALIZED
                YTD*   1 YEAR(1)* SINCE INCEPT.(1)   1 YEAR(2)* SINCE INCEPT.(2)
Stock "A"       21.64%    31.89%      37.38%           24.64%       33.43%
Stock "B"       21.18%    30.94%      36.42%           25.94%       34.87%
S&P 500         17.72%    30.17%      37.44%
--------------------------------------------------------------------------------


THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE STOCK FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A AND B SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

* YEAR-TO-DATE AND 1 YEAR RETURNS ARE CUMULATIVE.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $18,264 ON 6/30/98 ($17,864 WITH A REDEMPTION AT THE END OF THE PERIOD.)

Q.  HOW DID THE FUND PERFORM?

The Hartford Stock Fund outperformed its Lipper peer group for the six month period ended 6/30/98. The Stock Fund provided a total return of 21.6% versus 15.1% for the Lipper Growth Mutual Fund Average, placing the Fund in the first quartile of performance for funds in the group.

Q.  WHY DID THE FUND PERFORM THIS WAY?

Overall, the Fund+s performance over the last six month period was helped by favorable sector weightings and strong stock selection. We continued to emphasize predictable growth companies where results would not be seriously damaged by the slowdown in the Pacific Rim. Our emphasis on less cyclical companies in areas such as health care and household products, and our overweights in financials and technology, continued to produce good results through the first half of 1998.

Q.  WHAT IS YOUR OUTLOOK FOR THE REST OF 1998?

While concerns have surfaced about valuations as a result of the strong performance of the US equity market during the first half of the year, we continue to remain optimistic about the outlook. The economy seems to be slowing at just the right time to prevent the Fed from raising interest rates. Employment levels are extremely favorable. Inflation remains low and well under control. US consumers are benefiting from lower priced Asian imports, low interest rates and falling commodity prices. The Federal budget is in surplus. US companies are gaining access to areas of the world that promise excellent earnings growth over time. Mutual fund cash flows remain strong. The bond market has started to provide support for higher multiples as yields move lower. While this may all sound too good to be true, the fact is that it is true and we see no reason why this should change anytime soon.

THE HARTFORD
     GROWTH AND INCOME FUND



PORTFOLIO MANAGER

[PHOTO]

JAMES A. RULLO, CFA
Vice President
Wellington Management Company, LLP


PERFORMANCE OVERVIEW

[GRAPH]

5/1/98 - 6/30/98

GROWTH OF A $10,000 INVESTMENT IN CLASS A WHICH INCLUDES SALES CHARGE

GROWTH AND INCOME FUND             S&P 500
$9,450 starting value              $10,000 starting value



--------------------------------------------------------------------------------
RETURNS (INCEPTION 5/1/98)
                        Non Sales Charge Adjusted       Sales Charge Adjusted
                        -------------------------       ---------------------
                                         CUMULATIVE                   CUMULATIVE
                       1 YEAR(1)   SINCE INCEPT.(1) 1  YEAR(2)  SINCE INCEPT.(2)
Grow & Inc "A"             --            1.50%         --            -4.08%
Grow & Inc "B"             --            1.40%         --            -3.60%
S&P 500                    --            2.27%
--------------------------------------------------------------------------------


THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE GROWTH & INCOME FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A AND B SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

* YEAR-TO-DATE AND 1 YEAR RETURNS ARE CUMULATIVE.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT INCEPTION ON 5/1/98 WOULD HAVE BEEN VALUED AT $10,140 ON 6/30/98 ($9,640 WITH A REDEMPTION AT THE END OF THE PERIOD.)

Q. HOW DID THE FUND PERFORM?

The Hartford Growth and Income Fund outperformed its Lipper peer group for the two month period ended June 30, 1998. The Fund returned 1.5% versus -0.4% for the Lipper Growth & Income Average.

Q.  WHY DID THE FUND PERFORM THIS WAY?

While it is early to comment on performance, in the inaugural months, the Fund is competing well in its Lipper universe. The US equity market continued its upward trend, but at a slower pace and with a very narrow focus. Large-cap growth stocks provided almost all of the gains. Several of the Fund's top performing names were in the technology sector, such as COMPUTER SCIENCES, MICROSOFT and DELL COMPUTER. Another sector which helped performance was retailing; strong US economic growth continues to bolster companies like GAP, HOME DEPOT and WAL-MART. Weakness in oil prices continues to plague our energy service companies such as FRIEDE GOLDMAN and HELMERICH & PAYNE. These are good companies in a difficult environment, and we have added to them during the price declines.

Q.  WHAT IS YOUR OUTLOOK FOR THE REST OF 1998?

With the economy showing more obvious signs of slowing, and consumer spending likely to have more staying power than business investment, we expect to keep the Fund+s moderate sector and industry emphasis on finance, consumer discretionary, and utilities. We'll reduce emphasis on most cyclical areas, as well as the more richly valued drug and consumer staples stocks.

THE HARTFORD
     DIVIDEND AND GROWTH FUND

PORTFOLIO MANAGER

[PHOTO]

LAURIE A. GABRIEL, CFA
Senior Vice President and Partner
Wellington Management Company, LLP

PERFORMANCE OVERVIEW

[GRAPH]

7/22/96 - 6/30/98

GROWTH OF A $10,000 INVESTMENT IN
CLASS A WHICH INCLUDES SALES CHARGE

DIVIDEND AND GROWTH FUND           S&P 500
$9,450 starting value              $10,000 starting value


--------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)
                      Non Sales Charge Adjusted         Sales Charge Adjusted
                      -------------------------         ---------------------
                                       ANNUALIZED                   ANNUALIZED
                YTD*   1 YEAR(1)* SINCE INCEPT.(1)  1 YEAR(2)* SINCE INCEPT.(2)
Div & Grow "A"  9.81%     21.43%      29.79%           14.75%        26.06%
Div & Grow "B"  9.45%     20.69%      28.90%           15.69%        27.27%
S&P 500 17.72%  30.17%    37.44%
--------------------------------------------------------------------------------


THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE DIVIDEND AND GROWTH FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A AND B SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

* YEAR-TO-DATE AND 1 YEAR RETURNS ARE CUMULATIVE.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $16,363 ON 6/30/98 ($15,963 WITH A REDEMPTION AT THE END OF THE PERIOD.)

Q. HOW DID THE FUND PERFORM?

The Hartford Dividend and Growth Fund outperformed its Lipper peer group for the six month period ended June 30, 1998. The Dividend and Growth Fund provided a total return of 9.8% versus 9.1% for the Lipper Equity Income Mutual Fund Average, placing the Fund in the second quartile of performance for funds in the group.

Q.  WHY DID THE FUND PERFORM THIS WAY?

The health care industry was an area of strength for the Fund due to positive stock selection, with strong performance from names such as WARNER-LAMBERT and AMERICAN HOME PRODUCTS. The finance sector was initially a drag on performance at the beginning of the year, yet CITICORP ultimately helped performance, as did MARSH & MCLELLAN. During the second quarter, large capitalization stocks outperformed small cap stocks by almost 8% and growth outperformed value by more than 4%. Therefore, the Fund+s large capitalization focus was a positive, while the strength in growth-oriented securities was a detriment given our value orientation.

Q. WHAT IS YOUR OUTLOOK FOR THE REST OF 1998?

Broad diversification across economic sectors is an ongoing part of the Fund's approach. Since our focus is on stock selection, the sector representation will be fairly stable over time. The competitive pricing environment brought on by the deteriorating economic conditions in Asia and the rising US dollar exchange rate should ensure a very low inflation rate for the year. As a result, we believe the Fund is well-positioned going forward given its emphasis on less cyclical companies in areas such as health care and household products with above-average yields, below average price-to-earnings ratios and risk.

THE HARTFORD
     ADVISERS FUND



PORTFOLIO MANAGERS

[PHOTO]

RAND L. ALEXANDER, CFA
Senior Vice President and Partner
Wellington Management Company, LLP

[PHOTO]

PAUL D. KAPLAN
Senior Vice President and Partner
Wellington Management Company, LLP

PERFORMANCE OVERVIEW

[GRAPH]

7/22/96 - 6/30/98

GROWTH OF A $10,000 INVESTMENT IN
CLASS A WHICH INCLUDES SALES CHARGE

ADVISERS FUND            S&P 500        LEHMAN GOVT/CORP
$9,450 starting value    $10,000        $10,000


--------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)
                      Non Sales Charge Adjusted         Sales Charge Adjusted
                      -------------------------         ---------------------
                                       ANNUALIZED                   ANNUALIZED
                YTD*   1 YEAR(1)* SINCE INCEPT.(1)   1 YEAR(2)* SINCE INCEPT.(2)
Advisers "A"    13.91%    23.08%      26.06%           16.31%         22.43%
Advisers "B"    13.48%    22.27%      25.19%           17.27%         23.51%
S&P 500         17.72%    30.17%      37.44%
Lehman G/C       4.17%    11.28%       9.90%
--------------------------------------------------------------------------------


THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE ADVISERS FUND. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A AND B SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

* YEAR-TO-DATE AND 1 YEAR RETURNS ARE CUMULATIVE.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $15,462 ON 6/30/98 ($15,062 WITH A REDEMPTION AT THE END OF THE PERIOD.)

Q.  HOW DID THE FUND PERFORM?

The Hartford Advisers Fund outperformed its Lipper peer group for the six month period ended 6/30/98. The Advisers Fund provided a total return of 13.9% versus 10.1% for the Lipper Flexible Mutual Fund Average, placing the Fund in the first quartile of performance for funds in the group.

Q. WHY DID THE FUND PERFORM THIS WAY?

The reasons for the strong performance of the Fund relative to competitors for the six month period are twofold. First, the equity portion of the Fund has achieved significantly greater total return than the competition and, second, the Fund+s equity ratio has been high during a period of strong equity markets. Although the bond portion of the Fund has performed well, the keys to performance have been in the equity portion and in the asset allocation (63% stocks, 33% bonds and 4% cash as of 6/30/98).

Q.WHAT IS YOUR OUTLOOK FOR THE REST OF 1998?

We have felt for some time that the direction of bond yields was downward, and we have positioned the Fund+s fixed income portfolio with longer-than-benchmark duration in order to take advantage of any interest rate decline. In addition, we have limited our holdings of mortgage-backed securities and corporate bonds given their stretched valuations. While concerns have surfaced about valuations as a result of the strong performance of the US equity market during the first half of the year, we continue to remain optimistic about the outlook. Given the economic environment with low inflation, low interest rates, and reasonable economic growth, we see little reason to reduce the Funds' equity ratio. The bull market has been a long one, but we remain comfortable with an equity ratio in the area of 62%. We continue to prefer bonds to cash and are therefore keeping the Funds+ cash commitment quite low.

THE HARTFORD
     BOND INCOME STRATEGY FUND



PORTFOLIO MANAGER

[PHOTO]

ALISON D. GRANGER, CFA
Senior Vice President The Hartford Investment
Management Company (HIMCO)

PERFORMANCE OVERVIEW

[GRAPH]

7/22/96 - 6/30/98

GROWTH OF A $10,000 INVESTMENT IN CLASS A WHICH INCLUDES SALES CHARGE

BOND INCOME STRATEGY          LEHMAN GOVT/CORP
$9,550 starting value         $10,000 starting value


--------------------------------------------------------------------------------
RETURNS (INCEPTION 7/22/96)
                      Non Sales Charge Adjusted         Sales Charge Adjusted
                      -------------------------         ---------------------
                                       ANNUALIZED                   ANNUALIZED
                YTD*   1 YEAR(1)* SINCE INCEPT.(1)  1 YEAR(2)* SINCE INCEPT.(2)
Bond "A"        3.85%     11.03%      10.64%           6.03%        8.04%
Bond "B"        3.52%     10.28%       9.84%           5.28%        7.93%
Lehman G/C      4.17%     11.28%       9.90%
--------------------------------------------------------------------------------


THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BOND INCOME STRATEGY. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) PERFORMANCE RESULTS DO NOT REFLECT SALES CHARGE.

(2) THE INITIAL INVESTMENT IN CLASS A AND B SHARES REFLECTS THE MAXIMUM SALES CHARGE AND CDSC, RESPECTIVELY.

* YEAR-TO-DATE AND 1 YEAR RETURNS ARE CUMULATIVE.

A $10,000 INVESTMENT IN THE FUND'S CLASS B SHARES AT INCEPTION ON 7/22/96 WOULD HAVE BEEN VALUED AT $11,996 ON 6/30/98 ($11,596 WITH A REDEMPTION AT THE END OF THE PERIOD.)

Q. HOW DID THE FUND PERFORM?

The Hartford Bond Income Strategy Fund Class A shares placed in the 54th percentile of its Lipper peer group for the six months ended June 30, 1998, producing a total return of 3.35% versus the 3.31% average return of the Lipper Corporate Debt "BBB" rated Mutual Fund universe.

Q.  WHY DID THE FUND PERFORM THIS WAY?

There were two major contributors to the fund+s performance this quarter. The first was the Fund+s duration of 6.2 years which was approximately 16% longer than its benchmark index. Yields declined between 20 and 30 basis points during the quarter in ten-year and longer- maturity Treasuries, resulting in price gains. High quality long-maturity corporate securities also benefited. The Fund+s overweighted position in these securities contributed positively to returns. Second, the Fund+s allocation to BB rated domestic high yield and emerging market issues. The combination of huge new issue supply in the domestic high yield market and Asian-induced weakness in the Emerging Markets resulted in underperformance of these securities relative to higher quality alternatives during the quarter. We began the quarter with an underweighted position in these assets and gradually increased the portfolio allocation to an overweighted position at the end of the second quarter, as attractive values emerged. Second quarter performance, however, was impacted by this allocation.

Q.  WHAT IS YOUR OUTLOOK FOR THE REST OF 1998?

High inflation-adjusted Treasury yields, the continued perceived safety of US investments amidst recent global volatility, and the improving deficit situation, all contribute to our expectation that Treasury securities will continue to perform well over the course of 1998. We have added a position in Treasury Inflation Protected Securities in to our belief that these securities are fundamentally inexpensive, and could significantly outperform other fixed income assets (of any quality) in the event that inflation emerges and/or real Treasury yields decline. We continue to hold a portfolio of high average quality in order to express our view that US Treasuries provide one of the most attractive risk/reward profiles among the taxable fixed income asset classes. The second quarter increase in allocation to high yield securities will provide our shareholders with additional yield, but it is also our expectation that these securities will perform well in the near term. Finally, we continue to find value in fifteen-year discount mortgage passthroughs, such as FNMA Dwarf 6s, to provide additional yield, limit risk of a significant rise in prepayments, and enhance portfolio diversification.

 THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                             VALUE
 ---------                                        ------------
 COMMERCIAL PAPER -- 78.4%
             Air Products & Chemicals
 $1,000,000    5.50% due 09/22/98...............  $    987,319
             Allergan, Inc.
 1,000,000     5.55% due 07/28/98...............       995,837
             Allied Signal, Inc.
 1,000,000     5.50% due 09/11/98...............       989,000
             Aristar, Inc.
   750,000     5.60% due 07/10/98...............       748,950
             Associates Corporation Of North
             America
 1,000,000     5.49% due 08/24/98...............       991,765
             Bankers Trust New York
   750,000     5.50% due 09/28/98...............       739,802
             Bell Atlantic Financial Services
 1,000,000     5.50% due 07/06/98...............       999,236
             Caterpillar Financial Services
   750,000     5.47% due 07/14/98...............       748,518
             Colgate-Palmolive Co.
 1,000,000     5.57% due 08/03/98...............       994,894
             Countrywide Home Loan
   750,000     5.54% due 07/21/98...............       747,691
             du Pont (E.I.) de Nemours & Co.
   750,000     5.46% due 07/30/98...............       746,701
             Eaton Corp.
 1,000,000     5.49% due 11/03/98...............       980,920
             Finova Capital Corp.
   750,000     5.54% due 09/08/98...............       742,036
             Ford Motor Credit Corp.
 1,000,000     5.48% due 07/27/98...............       996,042
             General Electric Capital Corp.
 1,000,000     5.52% due 08/07/98...............       994,326
             General Signal Corp.
   750,000     5.60% due 07/21/98...............       747,666
             Goldman Sachs Group
 1,000,000     5.50% due 09/28/98...............       986,402
             J.P. Morgan & Co., Inc.
 1,000,000     5.50% due 11/16/98...............       978,916
             Merrill Lynch & Co., Inc.
   750,000     5.51% due 07/06/98...............       749,426
             Monsanto
   750,000     5.50% due 10/26/98...............       736,593
             Morgan Stanley
 1,000,000     5.50% due 08/31/98...............       990,680
             National Rural Utilities
   750,000     5.47% due 07/22/98...............       747,606
             Nationwide Building Society
   750,000     5.50% due 10/13/98...............       738,083
             Nordbanken North America
 1,000,000     5.50% due 10/05/98...............       985,333
             Rubbermaid, Inc.
 1,000,000     5.50% due 10/08/98...............       984,875
             Salomon Smith Barney
 1,000,000     5.51% due 08/24/98...............       991,735
             Sharp Electronics Corp.
   750,000     5.56% due 08/12/98...............       745,135
             Sherwin-Williams Co.
   750,000     5.54% due 08/18/98...............       744,460
             Southland Corp.
   750,000     5.53% due 08/11/98...............       745,276
             Spintab
   750,000     5.56% due 11/18/98...............       733,783
             Svenska Handelsbanken, Inc.
   750,000     5.44% due 09/22/98...............       740,593
             Westpac Capital Corp.
 1,000,000     5.50% due 08/17/98...............       992,819

 PRINCIPAL                                           MARKET
  AMOUNT                                             VALUE
 ---------                                        ------------
             Zeneca, Inc.
 $ 750,000     5.48% due 07/15/98...............  $    748,422
                                                  ------------
             Total commercial paper.............  $ 28,490,830
                                                  ------------
                                                  ------------
 NON-CONVERTIBLE CORPORATE NOTES -- 11.7%
             John Deere
 1,000,000     5.49% due 02/09/99...............  $    999,645
             First USA Bank
   750,000     5.89% due 10/22/98...............       750,927
             Honda Motor Corp.
 1,000,000     5.67% due 04/16/99...............     1,000,000
             Lehman Brothers Holdings
   750,000     5.92% due 01/13/99...............       750,000
             Triangle Funding Ltd.
   750,000     5.75% due 11/15/98...............       750,000
                                                  ------------
             Total non-convertible corporate
               notes............................  $  4,250,572
                                                  ------------
                                                  ------------
 REPURCHASE AGREEMENT -- 8.4%
 3,067,000   Interest in $131,291,000 joint
               repurchase agreement with State
               Street Bank dated 06/30/98 at
               5.90%, to be repurchased at
               $3,067,503 on 07/01/98;
               (Collateralized by $131,291,000
               U.S. Treasury Bonds 6.5% due
               11/15/26)........................  $  3,067,000
                                                  ------------
                                                  ------------
DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost $28,490,830)....   78.4 %  $ 28,490,830
Total non-convertible corporate notes (cost
  $4,250,572)................................   11.7       4,250,572
Total repurchase agreement (cost
  $3,067,000)................................    8.4       3,067,000
Total investment in securities (total cost
  $35,808,402)*..............................   98.5      35,808,402
Excess of cash, receivables and other assets
  over liabilities...........................    1.5         534,602
                                               ------   ------------
Net assets (applicable to $1.00 per share
  based on 36,343,004 shares outstanding)....  100.0 %  $ 36,343,004
                                               ------   ------------
                                               ------   ------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $1.00 per share; 800,000,000
  shares authorized; 36,343,004 shares outstanding...   $     36,343
Paid-in surplus......................................     36,306,661
                                                        ------------
Total net assets.....................................   $ 36,343,004
                                                        ------------
                                                        ------------
Class A
  Shares of beneficial interest outstanding, $0.001
  par value; 400,000,000 shares authorized (Net
  assets $27,236,238)................................     27,236,238
                                                        ------------
                                                        ------------
  Net asset value and offering price per
    share....................................  $ 1.00
                                                      -----
                                                      -----
Class B
  Shares of beneficial interest outstanding, $0.001
  par value; 200,000,000 shares authorized (Net
  assets $6,866,563).................................      6,866,563
                                                        ------------
                                                        ------------
  Net asset value and offering price per
    share....................................  $ 1.00
                                                      -----
                                                      -----
Class Y
  Shares of beneficial interest outstanding, $0.001
  par value; 100,000,000 shares authorized (Net
  assets $2,240,203).................................      2,240,203
                                                        ------------
                                                        ------------
  Net asset value and offering price per
    share....................................  $ 1.00
                                                      -----
                                                      -----

* Aggregate cost for federal income tax purposes.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
 ----------                                  ------------
 COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.1%
             FINANCIAL SERVICES -- 0.1%
             Capital Lease Funding
             Securitization,
             Series 1997-CTL1, Class A1
 $   71,103    7.42% due 06/22/24..........  $     73,280
                                             ------------
                                             ------------
 CORPORATE BONDS -- 0.8%
             UTILITIES -- 0.8%
             Pg & E 97-1 A6
    400,000    6.32% due 09/25/05..........  $    406,996
                                             ------------
                                             ------------
 CORPORATE NOTES -- 54.8%
             COLLEGES -- 2.8%
             Massachusetts Institute of
             Technology
    800,000    7.25% due 11/02/96..........  $    926,164
             Yale University
    500,000    7.37% due 04/15/96..........       593,493
                                             ------------
                                                1,519,657
                                             ------------
             COMMUNICATIONS EQUIPMENT --
             1.6%
             Comcast Cellular
    400,000    9.50% due 05/01/07..........       417,000
             Jones Intercable, Inc.
    200,000    7.62% due 04/15/08..........       202,000
             Lenfest Communications
    100,000    8.38% due 11/01/05..........       106,250
             Paramount Communication
    113,000    7.50% due 07/15/23..........       113,034
                                             ------------
                                                  838,284
                                             ------------
             CONSUMER DURABLES -- 1.3%
             Fred Meyer Inc. Senior Notes
    600,000    7.37% due 03/01/05..........       604,671
             Mark IV Industries, Inc.
    100,000    7.50% due 09/01/07..........       100,708
                                             ------------
                                                  705,379
                                             ------------
             FINANCIAL SERVICES -- 15.6%
             Abbey National First
             Capital-Yankee
    400,000    8.20% due 10/15/04..........       441,417
             Allstate Corp.
    145,000    6.75% due 05/15/18..........       148,681
             Amvescap PLC
    500,000    6.60% due 05/15/05..........       505,293
             Bayerische Landesbank NY
    500,000    6.38% due 10/15/05..........       511,456
             Bellsouth Capital Funding
    500,000    7.12% due 07/15/97..........       553,452
             California Infrastructure
    250,000    6.28% due 09/25/05..........       254,777
             Citicorp
    500,000    7.12% due 05/15/06..........       527,597
             Dime Bancorp, Inc. Senior
             Notes
    300,000    10.50% due 11/15/05.........       318,000
             Duke Realty LP
    250,000    7.25% due 09/22/02..........       258,716
             Equity Residential
    300,000    7.12% due 10/15/17..........       303,543
             Ford Motor Credit Corp.
    500,000    6.12% due 01/09/06..........       497,868
             General Motors Acceptance
             Corp.
    500,000    6.88% due 07/15/01..........       512,239
             Landeskreditbank
             Baden-Wurttemberg
    750,000    7.62% due 02/01/23..........       880,685

 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
 ----------                                  ------------
 CORPORATE NOTES -- (CONTINUED)
             FINANCIAL SERVICES --
             (CONTINUED)
             Lehman Brothers, Inc.
 $  150,000    8.87% due 03/01/02..........  $    162,854
             Massachusetts Mutual Life
             Insurance Co.*
    500,000    7.62% due 11/15/23..........       565,990
             Phoenix Home Life Insurance
             Co.*
    500,000    6.95% due 12/01/06..........       517,018
             Societe Generale
    250,000    9.88% due 07/15/03..........       287,121
             Southern Investments UK PLC
    250,000    6.80% due 12/01/06..........       259,027
             Swiss Bank Corporation-NY
    200,000    7.37% due 06/15/17..........       222,073
             Trenwick Group
    300,000    6.70% due 04/01/03..........       302,794
             Westinghouse Credit Corp.
    300,000    8.87% due 06/14/14..........       338,265
                                             ------------
                                                8,368,866
                                             ------------
             FOOD, BEVERAGE & TOBACCO --
             0.8%
             Ralcorp Holdings
    250,000    8.75% due 09/15/04..........       284,708
             RJR Nabisco, Inc.
    150,000    8.50% due 07/01/07..........       150,510
                                             ------------
                                                  435,218
                                             ------------
             HEALTH CARE -- 1.4%
             Columbia Healthcare
    100,000    7.50% due 12/15/23..........        94,457
             Columbia/HCA Healthcare
    200,000    7.50% due 11/15/95..........       185,505
             Tenet Healthcare Corp.
    400,000    8.13% due 12/01/08..........       402,500
             Tenet Healthcare Corp.
    100,000    8.00% due 01/15/05..........       102,643
                                             ------------
                                                  785,105
                                             ------------
             HOTELS & GAMING -- 0.8%
             Boyd Gaming Corporation
    400,000    9.50% due 07/15/07..........       410,000
                                             ------------
             INDUSTRIAL -- 5.5%
             American Standard Companies
    400,000    7.37% due 02/01/08..........       391,500
             American Standard Companies
    200,000    7.37% due 04/15/05..........       199,298
             Buckeye Cellulos
    100,000    8.50% due 12/15/05..........       102,000
             Clark Refining & Marketing,
             Inc.
    200,000    8.38% due 11/15/07..........       200,000
             Domtar, Inc.
    180,000    9.50% due 08/01/16..........       200,016
             E.I. Dupont de Nemours
    300,000    6.75% due 09/01/07..........       313,569
             Loewen Group International,
             Inc.
    300,000    8/25% due 10/15/03..........       311,577
             Newport News Shipbuilding,
             Inc.
    100,000    8.62% due 12/01/06..........       105,250
             Owens-Illinois, Inc.
    100,000    8.10% due 05/15/07..........       106,784
             Placer Dome, Inc.
    400,000    7.12% due 06/15/07..........       404,844
             Terra Industries
    100,000    10.50% due 06/15/05.........       107,750

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
 ----------                                  ------------
 CORPORATE NOTES -- (CONTINUED)
             INDUSTRIAL -- (CONTINUED)
             Tesoro Petroleum Corp.
 $  100,000    9.00% due 07/01/08..........  $    100,000
             U.S. Home Corp.
     50,000    7.95% due 03/01/01..........        51,040
             U.S. Home Corp.
    100,000    8.25% due 08/15/04..........       101,000
             Wyman-Gordon Company Senior
             Notes
    250,000    8.00% due 12/15/07..........       253,750
                                             ------------
                                                2,948,378
                                             ------------
             MEDIA & SERVICES -- 2.3%
             Hollinger Intl Publishing
    200,000    8.62% due 03/15/05..........       209,000
             News America Holdings, Inc.
    450,000    7.70% due 10/30/25..........       482,474
             Rogers Cablesystems
    100,000    9.63% due 08/01/02..........       106,750
             Time Warner Entertainment
    200,000    8.87% due 10/01/12..........       243,548
             Turner Broadcasting
    100,000    7.40% due 02/01/04..........       104,494
             Viacom, Inc.
    100,000    6.75% due 01/15/03..........       100,958
                                             ------------
                                                1,247,224
                                             ------------
             RETAIL -- 3.8%
             Kmart Corp.
    100,000    7.84% due 01/02/02..........       102,318
             Kmart Corp.
    100,000    7.55% due 07/27/04..........       101,667
             Kmart Corp.
    100,000    7.75% due 10/01/12..........       100,926
             K Mart Corp.
    275,000    7.95% due 02/01/23..........       280,500
             Kroger Co.
    500,000    7.00% due 05/01/18..........       512,695
             Stop & Shop Companies, Inc.
    825,000    9.75% due 02/01/02..........       920,455
                                             ------------
                                                2,018,561
                                             ------------
             TELECOMMUNICATIONS -- 3.8%
             Rogers Cantel, Inc.
    100,000    8.30% due 10/01/07..........        98,000
             Rogers Cablesystems
    200,000    10.00% due 03/15/05.........       222,000
             Rogers Cantel, Inc.
    100,000    9.38% due 06/01/08..........       103,750
             Rogers Cantel, Inc.
    200,000    9.75% due 06/01/16..........       209,000
             Tele-Communications
    467,000    9.25% due 01/15/23..........       536,961
             TCI Communications, Inc.
    300,000    7.88% due 08/01/13..........       346,309
             Tele-Communications, Inc.
    500,000    6.58% due 02/15/05..........       544,941
                                             ------------
                                                2,060,961
                                             ------------
             TRANSPORTATION -- 4.5%
             Continental Airlines
    300,000    9.50% due 12/15/01..........       318,750
             Continental Airlines*
    941,463    7.46% due 04/01/13..........     1,018,606
 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
 ----------                                  ------------
             TRANSPORTATION -- (CONTINUED)
             CSX Corp.
 $  200,000    7.25% due 05/01/04..........  $    209,556
             Interpool, Inc.*
    200,000    7.35% due 08/01/07..........       201,546
             United Air Lines
    500,000    9.75% due 08/15/21..........       667,760
                                             ------------
                                                2,416,218
                                             ------------
             UTILITIES -- 10.4%
             Abbey-Global
    500,000    6.69% due 10/17/05..........       514,738
             Calpine Corporation
    200,000    7.88% due 04/01/08..........       199,500
             Calpine Corporation
    100,000    8.75% due 07/15/07..........       102,750
             Cleveland Electric
             Illuminating Co.
    250,000    7.13% due 07/01/07..........       265,037
             El Paso Electric
    650,000    8.90% due 02/01/06..........       724,750
             Long Island Lighting Co.
    300,000    8.90% due 07/15/19..........       318,179
             Niagara Mohawk Power
    500,000    7.75% due 10/01/08..........       513,125
             Niagara Mohawk Power
    300,000    7.25% due 10/01/02..........       299,625
             Pacific Gas and Electric Co.
    250,000    7.25% due 03/01/26..........       258,822
             Pacific Gas & Electric Co.
    300,000    7.05% due 03/01/24..........       326,412
             Pacificorp
  1,050,000    6.38% due 05/15/08..........     1,056,117
             Pacificorp
    200,000    6.12% due 01/15/06..........       199,322
             Public Service El-IBC
    125,000    7.00% due 09/01/24..........       129,137
             Public Service El-MBIA
    250,000    6.75% due 01/01/16..........       259,845
             Public Service El-MBIA
    150,000    6.75% due 01/01/16..........       155,907
             The AES Corp.
    200,000    8.38% due 08/15/07..........       202,000
             WorldCom, Inc.
    100,000    8.87% due 01/15/06..........       108,250
                                             ------------
                                                5,633,516
                                             ------------
             Total corporate notes.........  $ 29,387,367
                                             ------------
                                             ------------
 ENHANCED EQUIPMENT TRUST CERTIFICATES -- 0.2%
             TRANSPORTATION -- 0.2%
             Northwest Airlines Trust,
             Series 2
     91,385    11.30% due 06/21/14.........  $    120,678
                                             ------------
                                             ------------
 FOREIGN GOVERNMENT BONDS -- 5.1%
             ARGENTINA -- 0.6%
             Republic Of Argentina
    400,000    5.50% due 03/31/23..........  $    297,750
                                             ------------
             CANADA -- 0.2%
             Gulf Canada Resources
    100,000    8.25% due 03/15/17..........       110,192
                                             ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
 ----------                                  ------------
 FOREIGN GOVERNMENT BONDS -- (CONTINUED)
             COLOMBIA -- 0.3%
             Republic Of Colombia
 $  200,000    7.62% due 02/15/07..........  $    179,439
                                             ------------
             PANAMA -- 2.0%
             Republic Of Panama
  1,155,000    8.87% due 09/30/27..........     1,089,309
                                             ------------
             RUSSIA -- 0.8%
             Ministry Fin Russia
    575,000    10.00% due 06/26/07.........       435,562
                                             ------------
             SOUTH KOREA -- 0.2
             Republic Of Korea
    125,000    8.87% due 04/15/08..........       114,296
                                             ------------
             VENEZUELA -- 0.9%
             Venezuela Unsecured
    650,000    9.25% due 09/15/27..........       504,156
                                             ------------
             Total foreign government
               bonds.......................  $  2,730,704
                                             ------------
                                             ------------
 NON-CONVERTIBLE PREFERRED STOCKS -- 0.9%
             FINANCIAL SERVICES -- 0.9%
     20,000  The Coastal Corporation.......  $    495,000
                                             ------------
                                             ------------
 U.S. TREASURIES & FEDERAL AGENCIES -- 34.8%
             U.S. TREASURY STRIPS -- 0.3%
    300,000    0.00% due 02/15/08..........  $    175,977
                                             ------------
             U.S. GOVERNMENT AGENCIES --
             2.2%
             Israel Aid (State of)
  1,200,000    4.88% due 09/15/98..........     1,197,466
                                             ------------
             U.S. TREASURY BONDS -- 5.2%
    500,000    6.375% due 08/15/27.........       549,219
  1,095,000    6.625% due 02/15/27.........     1,237,008
     90,000    6.875% due 08/15/25.........       104,259
    325,000    7.50% due 11/15/16..........       390,203
    400,000    7.625% due 02/15/25.........       503,625
                                             ------------
                                                2,784,314
                                             ------------
             U.S. TREASURY
             INFLATION-INDEXED SECURITIES
             -- 3.8%
    458,825    3.375% due 01/15/07.........       455,887
  1,578,812    3.625% due 07/15/02 -
               04/15/28....................     1,567,979
                                             ------------
                                                2,023,866
                                             ------------
             U.S. TREASURY NOTES -- 12.7%
  1,405,000    5.625% due 11/30/98 -
               02/15/06....................     1,407,350
    150,000    5.75% due 11/15/00..........       150,750
  1,345,000    5.875% due 10/31/98 -
               11/15/05....................     1,358,950
    100,000    6.125% due 11/15/98.........       107,156
    700,000    6.25% due 07/31/98 -
               06/30/02....................       703,031
    170,000    6.375% due 03/31/01.........       173,599
    480,000    6.50% due 10/15/06..........       509,850
    120,000    6.625% due 07/31/01.........       123,600
    330,000    6.875% due 08/31/99 -
               05/15/06....................       336,312
  1,810,000    7.50% due 10/31/99 -
               02/15/05....................     1,958,675
                                             ------------
                                                6,829,273
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION -- 10.5%
    150,000    5.25% due 01/15/03..........       147,738
  5,299,797    6.00% due 02/01/13 -
               05/01/13....................     5,240,147
 PRINCIPAL                                      MARKET
   AMOUNT                                       VALUE
 ----------                                  ------------
 U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION -- (CONTINUED)
 $  248,340    6.50% due 07/25/28..........  $    247,251
                                             ------------
                                                5,635,136
                                             ------------
             Total U.S. treasuries &
               federal agencies............  $ 18,646,032
                                             ------------
                                             ------------
 SHORT-TERM SECURITIES -- 1.9%
             REPURCHASE AGREEMENT -- 1.9%
  1,036,000  Interest in $131,291,000 joint
               repurchase agreement with
               State Street Bank dated
               06/30/98 at 5.90%, to be
               repurchased at $1,036,170 on
               07/01/98; (Collateralized by
               $131,291,000 U.S. Treasury
               Bonds 6.5% due 11/15/26)....  $  1,036,000
                                             ------------
                                             ------------

DIVERSIFICATION OF NET ASSETS:
Total commercial mortgage-backed securities
  (cost $72,499).............................     0.1%  $     73,280
Total corporate bonds (cost $399,833)........     0.8        406,996
Total corporate notes (cost $28,290,911).....    54.8     29,387,367
Total enhanced equipment trust certificates
  (cost $111,825)............................     0.2        120,678
Total foreign government bonds (cost
  $2,876,089)................................     5.1      2,730,704
Total non-convertible preferred stock
  ($500,000).................................     0.9        495,000
Total U.S. treasuries & federal agencies
  (cost $18,527,844).........................    34.8     18,646,032
Total short-term securities (cost
  $1,036,000)................................     1.9      1,036,000
                                               ------   ------------
Total investment in securities (total cost
  $51,815,001)...............................    98.6     52,896,057
Excess of cash, receivables and other assets
  over liabilities...........................     1.4        752,145
                                               ------   ------------
Net assets...................................   100.0%  $ 53,648,202
                                               ------   ------------
                                               ------   ------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $.001 per share; 300,000,000
  shares authorized; 5,009,488 shares outstanding....   $      5,009
Paid-in surplus......................................     52,074,826
Accumulated undistributed net investment income......         38,354
Accumulated undistributed net realized gain on
  investments........................................        448,957
Unrealized appreciation of investments...............      1,081,056
                                                        ------------
Net assets...........................................   $ 53,648,202
                                                        ------------
                                                        ------------
Class A
  Net asset value per share ($35,827,984
   DIVIDED BY 3,345,208 shares outstanding)
  (175,000,000 shares authorized)............  $      10.71
                                                     ------
                                                     ------
  Maximum offering price per share ($10.71
   DIVIDED BY 95.5%).........................  $      11.21
                                                     ------
                                                     ------
Class B
  Net asset value per share ($10,217,077
   DIVIDED BY 956,845 shares outstanding)
  (75,000,000 shares authorized).............  $      10.68
                                                     ------
                                                     ------
Class Y
  Net asset value per share ($7,603,141
   DIVIDED BY 707,435 shares outstanding)
  (50,000,000 shares authorized).............  $      10.75
                                                     ------
                                                     ------

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 1998, the market value of these securities amounted to $2,303,160, or 4.29% of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
   SHARES                                         VALUE
 -----------                                  -------------
 COMMON STOCKS -- 61.5%
              COMMUNICATIONS EQUIPMENT --
              2.8%
     *49,450  Cisco Systems, Inc............  $   4,552,490
      40,000  Ericsson (L.M.)
                Telephone-ADR...............      1,145,000
      22,000  Lucent Technologies, Inc......      1,830,125
     *30,000  Tellabs, Inc..................      2,148,750
                                              -------------
                                                  9,676,365
                                              -------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 2.9%
      40,000  Compaq Computer Corporation...      1,135,000
     *51,400  EMC Corporation...............      2,303,362
      31,000  International Business
                Machines Corporation........      3,559,187
      30,500  Xerox Corporation.............      3,099,562
                                              -------------
                                                 10,097,111
                                              -------------
              CONSUMER NON-DURABLES -- 3.9%
      25,000  Colgate-Palmolive Company.....      2,200,000
      27,000  Estee Lauder Companies-Class
                A...........................      1,881,562
      44,000  Gillette Company (The)........      2,494,250
      56,000  Kimberly-Clark Corporation....      2,569,000
      48,800  Proctor & Gamble Company
                (The).......................      4,443,850
                                              -------------
                                                 13,588,662
                                              -------------
              CONSUMER SERVICES -- 0.9%
     *90,000  Mirage Resorts,
                Incorporated................      1,918,125
      26,900  ServiceMaster Company (The)...      1,023,881
                                              -------------
                                                  2,942,006
                                              -------------
              ELECTRONICS -- 3.7%
     *49,000  Analog Devices, Inc...........      1,203,562
     *40,000  Applied Materials, Inc........      1,180,000
      81,000  General Electric Company......      7,371,000
      43,200  Intel Corporation.............      3,202,200
                                              -------------
                                                 12,956,762
                                              -------------
              ENERGY & SERVICES -- 1.5%
      24,500  Chevron Corporation...........      2,035,031
      19,200  Exxon Corporation.............      1,369,200
      23,600  Schlumberger N.V..............      1,612,175
                                              -------------
                                                  5,016,406
                                              -------------
              FINANCIAL SERVICES -- 12.1%
      32,000  American Express Company......      3,648,000
      24,500  American International Group,
                Inc.........................      3,577,000
      46,000  Associates First Capital
                Corporation.................      3,536,250
      28,000  BankAmerica Corporation.......      2,420,250
      20,500  Citicorp......................      3,059,625
      43,000  First Union Corporation.......      2,504,750
      67,500  Marsh & McLennan Companies,
                Inc.........................      4,079,531
      40,000  Mellon Bank Corporation.......      2,785,000
      61,200  Merrill Lynch & Co., Inc......      5,645,700
      51,000  State Street Corporation......      3,544,500
      76,000  Travelers Group Inc...........      4,607,500
      55,500  U.S. Bancorp..................      2,386,500
                                              -------------
                                                 41,794,606
                                              -------------
              FOOD, BEVERAGE & TOBACCO --
              2.8%
      35,000  Coca-Cola Company (The).......      2,992,500
      55,000  Nabisco Holdings
                Corporation.................      1,983,437
      62,000  PepsiCo, Inc..................      2,553,625

                                                 MARKET
   SHARES                                         VALUE
 -----------                                  -------------
              FOOD, BEVERAGE & TOBACCO --
              (CONTINUED)
      25,800  Unilever N.V.-New York
                Shares......................  $   2,036,587
                                              -------------
                                                  9,566,149
                                              -------------
              HEALTH CARE -- 9.2%
      58,000  Abbott Laboratories...........      3,474,375
      81,000  American Home Products
                Corporation and
                Subsidiaries................      4,191,750
      85,000  Columbia/HCA Healthcare
                Corporation.................      2,475,625
      50,000  Johnson & Johnson.............      3,687,500
      35,500  Merck & Co., Inc..............      4,748,125
      27,000  Pfizer, Inc...................      2,934,562
      55,900  Pharmacia & Upjohn, Inc.......      2,578,387
      40,000  Service Corporation
                International...............      1,715,000
      40,000  SmithKline Beecham PLC ADR....      2,420,000
     *32,000  Tenet Healthcare
                Corporation.................      1,000,000
      36,000  Warner-Lambert Company........      2,497,500
                                              -------------
                                                 31,722,824
                                              -------------
              MANUFACTURING -- 0.5%
      30,000  The Perkin-Elmer
                Corporation.................      1,865,625
                                              -------------
              MEDIA & SERVICES -- 3.5%
     *35,000  Airtouch Communications,
                Inc.........................      2,045,312
     *60,000  CBS Corporation...............      1,905,000
     *11,800  Clear Channel Communications,
                Inc.........................      1,287,675
      60,000  Gannett Co., Inc..............      4,263,750
      25,000  Walt Disney Company (The).....      2,626,562
                                              -------------
                                                 12,128,299
                                              -------------
              RETAIL -- 6.1%
      86,800  CVS Corporation...............      3,379,775
      58,000  Gap, Inc......................      3,574,250
      40,000  Home Depot, Inc. (The)........      3,322,500
      56,800  McDonald's Corporation........      3,919,200
     *70,000  Staples, Inc..................      2,025,625
      79,000  Wal-Mart Stores, Inc..........      4,799,250
                                              -------------
                                                 21,020,600
                                              -------------
              SOFTWARE & SERVICES -- 5.4%
     *25,000  America Online, Inc...........      2,650,000
      26,000  Automatic Data Processing,
                Inc.........................      1,894,750
     *50,000  Computer Sciences
                Corporation.................      3,200,000
      59,500  First Data Corporation........      1,982,093
     *65,000  Microsoft Corporation.........      7,044,375
     *43,000  PeopleSoft, Inc...............      2,021,000
                                              -------------
                                                 18,792,218
                                              -------------
              TRANSPORTATION -- 2.0%
     *26,800  AMR Corporation...............      2,231,100
      92,500  Southwest Airlines Co.........      2,740,312
      45,800  Union Pacific Corporation.....      2,020,925
                                              -------------
                                                  6,992,337
                                              -------------
              UTILITIES -- 4.2%
      25,000  Ameritech Corporation.........      1,121,875
      70,000  Bell Atlantic Corporation.....      3,193,750
      30,000  Duke Energy Corporation.......      1,777,500
      20,000  MCI Communications
                Corporation.................      1,162,500
     106,000  SBC Communications, Inc.......      4,240,000
     *60,000  WorldCom, Inc.................      2,906,262
                                              -------------
                                                 14,401,887
                                              -------------
              Total common stocks...........  $ 212,561,857
                                              -------------
                                              -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)

  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
 CORPORATE NOTES -- 3.5%
              FINANCIAL SERVICES -- 2.5%
              BankAmerica Corp.
 $   500,000    7.88% due 12/01/02..........  $     534,853
              Cigna Corp.
   1,000,000    6.38% due 01/15/06..........      1,000,137
              Finova Capital Corporation
     500,000    6.39% due 10/08/02..........        505,294
              First Union Corp.
   1,000,000    6.40% due 04/01/08..........      1,006,342
              Fleet Financial Corp.
   1,000,000    6.88% due 01/15/28..........      1,026,270
              Heller Financial
     500,000    6.38% due 01/10/00..........        502,435
              MBIA Inc
   1,000,000    7.00% due 02/15/25..........      1,062,954
              NationsBank Corp.
   1,000,000    7.80% due 09/15/16..........      1,132,255
              New York Telephone
   1,000,000    6.00% due 04/15/08..........        993,078
              US West Cap Funding Inc.
     785,000    6.88% due 07/15/28..........        787,433
                                              -------------
                                                  8,551,051
                                              -------------
              INDUSTRIAL -- 0.6%
              ICI Wilmington
     500,000    6.95% due 09/15/04..........        520,334
              Praxair Inc.
   1,000,000    6.15% due 04/15/03..........        998,960
              Williams Companies Inc.
     500,000    6.50% due 01/15/02..........        505,946
                                              -------------
                                                  2,025,240
                                              -------------
              MEDIA & SERVICES -- 0.1%
              E.W. Scripps Company
     500,000    6.38% due 10/15/02..........        504,636
              SOFTWARE & SERVICES -- 0.3%
              Computer Associates
              International
   1,000,000    6.50% due 01/15/08..........      1,004,392
                                              -------------
              Total corporate notes.........  $  12,085,319
                                              -------------
                                              -------------
 U.S. TREASURIES & FEDERAL AGENCIES -- 28.9%
              U.S. TREASURY NOTES -- 26.9%
  18,050,000     5.75% due 09/30/99 -
                08/15/03....................  $  18,212,315
  25,075,000     6.25% due 05/01/00 -
                08/15/23....................     26,206,171
   8,550,000    6.375% due 08/15/02.........      8,809,176
  19,000,000     6.50% due 08/15/05 -
                10/15/06....................     20,083,127
   8,950,000     7.25% due 05/15/04 -
                05/15/16....................      9,967,031
   6,000,000     7.50% due 02/15/05.........      6,643,128
   3,000,000     7.75% due 12/31/99.........      3,093,750
                                              -------------
                                                 93,014,698
                                              -------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 1.9%
   5,139,148     6.50% due 04/15/26 -
                03/15/28....................      5,126,299
   1,430,058     7.00% due 07/15/23 -
                04/15/26....................      1,454,668
                                              -------------
                                                  6,580,967
                                              -------------
  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
 U.S. TREASURIES & FEDERAL AGENCIES -- CONTINUED

              FEDERAL HOME LOAN MORTGAGE
              COMPANY -- 0.1%
 $   213,487     6.50% due 03/01/28.........  $     212,751
                                              -------------
              Total U.S. treasuries &
                federal agencies............  $  99,808,416
                                              -------------
                                              -------------
 SHORT-TERM SECURITIES -- 4.2%
              REPURCHASE AGREEMENT -- 4.2%
  14,424,000  Interest in $1,111,215,000
                joint repurchase agreement
                with State Street Bank dated
                06/30/98 at 5.80%, to be
                repurchased at $14,426,324
                on 07/01/98; (Collateralized
                by $421,318,000 U.S.
                Treasury Notes 5.75%-7.825%
                due 05/15/99-11/15/04,
                563,474,000 U.S. Treasury
                Bonds 8.00%-11.125% due
                02/15/15-08/15/25,
                121,000,000 U.S. Treasury
                Strips (principal) 0% due
                08/15/04-08/15/07 and
                5,423,000 U.S. Treasury
                Bills 0% due 08/13/98)......  $  14,424,000
                                              -------------
                                              -------------

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $170,031,853)......   61.5%   $ 212,561,857
Total corporate notes (cost $11,926,483).....    3.5       12,085,319
Total U.S. treasuries & federal agencies
  (cost $97,749,596).........................   28.9       99,808,416
Total short-term securities (cost
  $14,424,000)...............................    4.2       14,424,000
                                               ------   -------------
Total investment in securities (total cost
  $294,131,932)..............................   98.1      338,879,592
Excess of cash, receivables and other assets
  over liabilities...........................    1.9        6,730,582
                                               ------   -------------
Net assets...................................  100.0%   $ 345,610,174
                                               ------   -------------
                                               ------   -------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $.001 per share; 400,000,000
  shares authorized; 22,823,420 shares outstanding...   $      22,823
Paid-in surplus......................................     298,632,863
Accumulated undistributed net investment income......          49,838
Accumulated undistributed net realized gain..........       2,156,990
Unrealized appreciation of investments...............      44,747,660
                                                        -------------
Net assets...........................................   $ 345,610,174
                                                        -------------
                                                        -------------
Class A
  Net asset value per share ($181,463,605
   DIVIDED BY 11,962,836) (7,352,918 shares
  outstanding) (200,000,000 shares
  authorized)................................  $      15.17
                                                     ------
                                                     ------
  Maximum offering price ($15.17  DIVIDED BY
  94.5%).....................................  $      16.05
                                                     ------
                                                     ------
Class B
  Net asset value per share ($113,093,363
   DIVIDED BY 7,509,657 shares outstanding)
  (100,000,000 shares authorized)............  $      15.06
                                                     ------
                                                     ------
Class Y
  Net asset value per share ($51,053,206
   DIVIDED BY 3,350,927 shares outstanding)
  (100,000,000 shares authorized)............  $      15.24
                                                     ------
                                                     ------

 * Non-income producing during period.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 1998, the market value of these securities amounted to $1,004,392, or .3% of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 JUNE 30, 1998 (UNAUDITED)

                                                MARKET
   SHARES                                        VALUE
 ----------                                  -------------
 COMMON STOCKS -- 96.7%
             AEROSPACE & DEFENSE -- 2.0%
     21,700  Northrop Grumman Corp.........  $   2,237,812
     27,200  United Technologies
               Corporation.................      2,516,000
                                             -------------
                                                 4,753,812
                                             -------------
             COMPUTERS & OFFICE
             EQUIPMENT -- 0.8%
     17,200  Xerox Corp....................      1,747,950
                                             -------------
             CONSUMER DURABLES -- 1.6%
     68,200  Cooper Tire & Rubber
               Company.....................      1,406,625
     19,900  Ford Motor Company............      1,174,100
     21,800  TRW, Inc......................      1,190,825
                                             -------------
                                                 3,771,550
                                             -------------
             CONSUMER NON-DURABLES -- 3.3%
     19,600  Clorox Company (The)..........      1,869,350
     36,300  Colgate-Palmolive Company.....      3,194,400
     60,300  Kimberly-Clark Corp...........      2,766,262
                                             -------------
                                                 7,830,012
                                             -------------
             CONSUMER SERVICES -- 1.6%
     49,700  Eastman Kodak Company.........      3,631,206
                                             -------------
             ELECTRONICS -- 6.5%
     22,400  AMP, Inc......................        770,000
    109,800  General Electric Co...........      9,991,800
     35,000  Johnson Controls, Inc.........      2,001,562
     51,100  Thomas & Betts Corporation....      2,516,675
                                             -------------
                                                15,280,037
                                             -------------
             ENERGY & SERVICES -- 9.9%
     26,200  Ashland, Inc..................      1,352,575
     36,100  Chevron Corporation...........      2,998,556
     79,000  Eni Ads.......................      5,135,000
      5,800  Exxon Corporation.............        413,612
      4,900  Pennzoil Company..............        248,062
     14,800  Phillips Petroleum Company....        713,175
     48,400  Repsol S.A. ADR...............      2,662,000
     40,900  Royal Dutch Petroleum.........      2,241,831
    *33,234  Sempra Energy.................        922,242
     59,710  Sun Company, Inc..............      2,317,494
     85,000  USX Corporation...............      2,916,562
     50,200  Wisconsin Energy Corp.........      1,524,825
                                             -------------
                                                23,445,934
                                             -------------
             FINANCIAL SERVICES -- 19.1%
     36,500  CIGNA Corporation.............      2,518,500
     69,400  Citicorp......................     10,357,950
     34,100  Exel Limited..................      2,653,406
     90,300  Federal National Mortgage
               Association.................      5,485,725
     64,700  First Union Corporation.......      3,768,775
     67,800  Marsh & McLennan Companies,
               Inc.........................      4,097,662
    127,400  Pacific Century Financial
               Corp........................      3,057,600
     37,300  Peoples Heritage Financial
               Group, Inc..................        881,212
     16,000  Pinnacle West Capital Corp....        720,000
    238,200  U.S. Bancorp..................     10,242,600
     16,700  Wachovia Corporation..........      1,411,150
                                             -------------
                                                45,194,580
                                             -------------
             FOOD, BEVERAGE & TOBACCO --
             5.2%
     29,850  Flowers Industries, Inc.......        610,059
     51,800  H.J. Heinz Company............      2,907,275
     24,100  Interstate Bakeries...........        799,818
     73,800  McCormick & Company, Inc......      2,636,043

   SHARES                                       MARKET
 ----------                                      VALUE
                                             -------------
             FOOD, BEVERAGE & TOBACCO --
             (CONTINUED)
     60,900  Nabisco Holdings
               Corporation.................  $   2,196,206
     59,100  Philip Morris Companies,
               Inc.........................      2,327,062
     28,200  Schweitzer Mauduit Intl.......        817,800
                                             -------------
                                                12,294,263
                                             -------------
             FOREIGN SECURITIES -- 0.3%
    265,934  Southcorp Limited.............        772,344
                                             -------------
             HEALTH CARE -- 11.3%
     80,800  Abbott Laboratories...........      3,302,700
     58,000  American Home Products Corp.
               and Subsidiaries............      3,001,500
     36,700  Baxter International, Inc.....      1,974,918
     21,100  Bristol-Myers Squibb Co.......      2,425,181
     17,900  Merck & Co., Inc..............      2,394,125
    153,800  Pharmacia & Upjohn, Inc.......      7,094,025
     94,200  Warner-Lambert Co.............      6,535,125
                                             -------------
                                                26,727,574
                                             -------------
             INDUSTRIAL MATERIALS -- 4.5%
     14,200  Aluminum Company of America...        936,312
     18,900  BetzDearborn, Inc.............        797,343
     18,400  BOC Group PLC-Sponsored ADR...        499,100
     24,900  Calgon Carbon Corp............        247,443
     35,800  du Pont (E.I.) de Nemours &
               Co..........................      2,671,575
      9,700  Eastman Chemical Co...........        603,825
      8,700  Georgia-Pacific (Timber
               Group)......................        200,643
     16,600  Georgia-Pacific Corporation...        978,362
      3,100  Imperial Chemical ADR.........        199,950
     27,900  International Paper Co........      1,199,700
     20,000  RPM, Inc......................        340,000
     32,200  Temple-Inland, Inc............      1,734,775
     10,000  Witco Chemical Corp...........        292,500
                                             -------------
                                                10,701,528
                                             -------------
             MANUFACTURING -- 2.1%
     20,100  Deere & Company...............      1,062,787
     20,500  Eaton Corporation.............      1,593,875
     29,500  Minnesota Mining &
               Manufacturing Co............      2,424,531
                                             -------------
                                                 5,081,193
                                             -------------
             MEDIA & SERVICES -- 1.7%
      1,400  Cognizant Corp................         88,200
     55,000  Gannett Co., Inc..............      3,908,437
                                             -------------
                                                 3,996,637
                                             -------------
             REAL ESTATE -- 2.7%
     11,900  Kimco Realty Corporation......        487,900
     18,600  Liberty Property Trust........        475,462
     10,500  Nationwide Health Properties,
               Inc.........................        250,687
     52,800  Security Capital Pacific
               Trust.......................      1,188,000
     42,200  Spieker Properties, Inc.......      1,635,250
     45,800  Starwood Hotels & Resorts.....      2,212,712
      6,800  Sunstone Hotel Investors,
               Inc.........................         90,525
                                             -------------
                                                 6,340,536
                                             -------------
             RETAIL -- 4.3%
     42,500  American Greetings
               Corporation.................      2,164,843
     80,800  May Department Stores Company
               (The).......................      5,292,400
     38,600  J.C. Penney Company, Inc......      2,791,262
                                             -------------
                                                10,248,505
                                             -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)

   SHARES                                       MARKET
 ----------                                      VALUE
                                             -------------
 COMMON STOCKS -- (CONTINUED)
             UTILITIES -- 19.5%
     66,800  Ameritech Corporation.........  $   2,997,650
     24,200  AT&T Corp.....................      1,382,425
     76,734  Bell Atlantic Corp............      3,500,988
     71,000  BellSouth Corp................      4,765,875
     20,500  CINergy Corp..................        717,500
     51,500  Duke Energy Corporation.......      3,051,375
     51,800  El Paso Natural Gas Company...      1,981,350
     59,600  Endesa S.A....................      1,288,850
     65,300  GPU, Inc......................      2,469,156
     61,300  MCN Energy Group, Inc.........      1,524,837
     35,500  Montana Power Co..............      1,233,625
     47,200  National Power PLC-Sponsored
               ADR.........................      1,740,500
     41,000  New England Electric System...      1,773,250
     71,600  NIPSCO Industries, Inc........      2,004,800
     61,800  Northern States Power
               Company.....................      1,769,025
     22,700  PowerGen PLC Sponsored ADR....      1,279,712
     98,600  SBC Communications, Inc.......      3,944,000
     71,200  Southern Company (The)........      1,971,350
     43,600  Sprint Corp...................      3,073,800
     26,600  Texas Utilities Co............      1,107,225
     27,850  The Columbia Gas System,
               Inc.........................      1,549,156
    *20,656  WorldCom, Inc.................      1,000,525
                                             -------------
                                                46,126,974
                                             -------------
             WASTE MANAGEMENT -- 0.3%
     20,300  Waste Management, Inc.........        710,500
                                             -------------
             Total common stocks...........  $ 228,655,135
                                             -------------
                                             -------------
 CONVERTIBLE PREFERRED STOCKS -- 1.4%
             AEROSPACE & DEFENSE -- 1.2%
     35,700  Loral Space &
               Communications..............  $   2,699,833
                                             -------------
             MEDIA & SERVICES -- 0.2%
      5,400  American Radio Systems
               Corporation.................        426,600
                                             -------------
             SOFTWARE & SERVICES -- 0.0%
        800  Microsoft Corporation.........         76,000
                                             -------------
             Total preferred stocks........  $   3,202,433
                                             -------------
                                             -------------
   NO. OF
  WARRANTS
 ----------
 WARRANTS -- 0.0%
        984  Security Capital Group........  $         338
                                             -------------
                                             -------------
 PRINCIPAL                                      MARKET
   AMOUNT                                        VALUE
 ----------                                  -------------
 SHORT-TERM SECURITIES 2.4%
             REPURCHASE AGREEMENT -- 2.4%
 $5,569,000  Interest in $1,111,215,000
               joint repurchase agreement
               with State Street Bank dated
               06/30/98 at 5.80%, to be
               repurchased at $5,569,897 on
               07/01/98; (Collateralized by
               $421,318,000 U.S. Treasury
               Notes 5.75%-7.825% due
               05/15/99-11/15/04,
               563,474,000 U.S. Treasury
               Bonds 8.00%-11.125% due
               02/15/15-08/15/25,
               121,000,000 U.S. Treasury
               Strips (principal) 0% due
               08/15/04-08/15/07 and
               5,423,000 U.S. Treasury
               Bills 0% due 08/13/98)......  $   5,569,000
                                             -------------
                                             -------------

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $209,993,673)......    96.7%    $ 228,655,135
Total convertible preferred stocks (cost
  $2,647,409)................................     1.4         3,202,433
Total warrants (cost $0).....................     0.0               338
Total short-term securities (cost
  $5,569,000)................................     2.4         5,569,000
                                               --------   -------------
Total investment in securities
  (total cost $218,210,082)..................   100.5       237,426,906
Excess of liabilities over cash, receivables
  and other assets...........................    (0.5)         (959,055)
                                               --------   -------------
Net assets...................................   100.0%    $ 236,467,851
                                               --------   -------------
                                               --------   -------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital Stock, par value $.001 per share; 300,000,000
  shares authorized; 14,744,549 shares outstanding.....   $      14,745
Paid-in surplus........................................     214,309,113
Accumulated undistributed net investment income........          30,129
Accumulated undistributed net realized gain on
  investments..........................................       2,906,813
Unrealized appreciation of investments.................      19,216,824
Unrealized depreciation on option contracts............          (8,630)
Unrealized depreciation on translation of other assets
  and liabilities in foreign currencies................          (1,143)
                                                          -------------
Net assets.............................................   $ 236,467,851
                                                          -------------
                                                          -------------
Class A
  Net asset value per share ($137,847,215
   DIVIDED BY 8,570,905 shares outstanding)
  (175,000,000 shares authorized)............  $     16.08
                                               -----------
                                               -----------
  Maximum offering price ($16.08  DIVIDED BY
  94.5%).....................................  $     17.02
                                               -----------
                                               -----------
Class B
  Net asset value per share ($84,048,265
   DIVIDED BY 5,271,039 shares outstanding)
  (75,000,000 shares authorized).............  $     15.95
                                               -----------
                                               -----------
Class Y
  Net asset value per share ($14,572,371
   DIVIDED BY 902,605 shares outstanding)
  (50,000,000 shares authorized).............  $     16.14
                                               -----------
                                               -----------

* Non-income producing during period.

                                WRITTEN OPTIONS

                                                                                          UNREALIZED
                                                   NUMBER OF       PREMIUM     MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS      RECEIVED      VALUE    (DEPRECIATION)
----------------------------------------------  ---------------  -----------  ---------  -------------
American Home Products July 1998 Strike Price
55                                                        58      $   3,634      $1,450    $   2,184
Ford Motor Company July 1998 Strike Price 60              19          1,137       2,256       (1,119)
Merck & Co. July 1998 Strike price 35                     17          1,383       4,250       (2,867)
Nabisco Holdings Co. July 1998 Strike Price 40           150          8,607       7,500        1,107
Philip Morris July 1998 Strike Price 42.5                 26          1,448         488          960
Warner-Lambert Company July 1998 Strike Price
70                                                        75          6,216      16,406      (10,190)
Warner-Lambert Company July 1998 Strike Price
75                                                        15          1,095       1,125          (30)
Xerox July 1998 Strike Price 115                          17          1,538         213        1,325
                                                                                         -------------
                                                                                           $  (8,630)
                                                                                         -------------
                                                                                         -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
   SHARES                                         VALUE
 -----------                                  -------------
 COMMON STOCKS -- 94.1%
              COMMUNICATIONS EQUIPMENT --
              4.0%
     *49,500  Cisco Systems, Inc............  $   4,557,093
      36,000  Ericsson (L.M.) Telephone
                ADR.........................      1,030,500
      30,000  Lucent Technologies, Inc......      2,495,625
     *30,000  Tellabs, Inc..................      2,148,750
                                              -------------
                                                 10,231,968
                                              -------------
              COMPUTERS & OFFICE EQUIPMENT
              -- 4.8%
      50,000  Compaq Computer Corporation...      1,418,750
     *56,000  EMC Corporation...............      2,509,500
      32,000  International Business
                Machines Corporation........      3,674,000
      47,700  Xerox Corporation.............      4,847,512
                                              -------------
                                                 12,449,762
                                              -------------
              CONSUMER NON-DURABLES -- 5.9%
      32,900  Colgate-Palmolive Company.....      2,895,200
      22,000  Estee Lauder Companies Class
                A...........................      1,533,125
      58,500  Gillette Company (The)........      3,316,218
      62,200  Kimberly-Clark Corporation....      2,853,425
      50,000  Procter & Gamble Company
                (The).......................      4,553,125
                                              -------------
                                                 15,151,093
                                              -------------
              CONSUMER SERVICES -- 1.2%
    *100,000  Mirage Resorts, Inc...........      2,131,250
      29,000  The ServiceMaster Company.....      1,103,812
                                              -------------
                                                  3,235,062
                                              -------------
              ELECTRONICS -- 6.5%
     *75,700  Analog Devices, Inc...........      1,859,381
     *63,800  Applied Materials, Inc........      1,882,100
     107,600  General Electric Company......      9,791,600
      45,000  Intel Corporation.............      3,335,625
                                              -------------
                                                 16,868,706
                                              -------------
              ENERGY & SERVICES -- 2.6%
      25,300  Chevron Corporation...........      2,101,481
      33,300  Exxon Corp....................      2,374,706
      33,600  Schlumberger N.V..............      2,295,300
                                              -------------
                                                  6,771,487
                                              -------------
              FINANCIAL SERVICES -- 18.2%
      34,900  American Express Co...........      3,978,600
      26,500  American International Group,
                Inc.........................      3,869,000
      45,000  Associates First Capital
                Corp........................      3,459,375
      35,000  BankAmerica Corporation.......      3,025,312
      22,000  Citicorp......................      3,283,500
      50,000  First Union Corporation.......      2,912,500
      84,900  Marsh & McLennan Companies,
                Inc.........................      5,131,143
      49,600  Mellon Bank Corp..............      3,453,400
      70,000  Merrill Lynch & Co., Inc......      6,457,500
      50,000  State Street Corp.............      3,475,000
      96,349  Travelers Group Inc...........      5,841,158
      57,000  U.S. Bancorp..................      2,451,000
                                              -------------
                                                 47,337,488
                                              -------------
              FOOD, BEVERAGE & TOBACCO --
              4.3%
      45,100  Coca-Cola Company (The).......      3,856,050
      55,000  Nabisco Holdings
                Corporation.................      1,983,437
      66,000  PepsiCo, Inc..................      2,718,375
      32,000  Unilever NV-New York Shares...      2,526,000
                                              -------------
                                                 11,083,862
                                              -------------

   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------

              HEALTH CARE -- 13.9%
      94,000  Abbott Laboratories...........  $   3,842,250
      84,000  American Home Products
                Corporation and
                Subsidiaries................      4,347,000
     117,500  Columbia/HCA Healthcare
                Corp........................      3,422,187
      50,000  Johnson & Johnson.............      3,687,500
      38,000  Merck & Co., Inc..............      5,082,500
      34,700  Pfizer, Inc...................      3,771,456
      71,900  Pharmacia & Upjohn, Inc.......      3,316,387
      60,400  Service Corporation
                International...............      2,589,650
      40,000  Smithkline Beecham PLC ADR....      2,420,000
     *28,000  Tenet Healthcare Corp.........        875,000
      36,300  Warner-Lambert Co.............      2,518,312
                                              -------------
                                                 35,872,242
                                              -------------
              MANUFACTURING -- 0.7%
      30,000  The Perkin-Elmer
                Corporation.................      1,865,625
                                              -------------
              MEDIA & SERVICES -- 6.0%
     *35,000  Airtouch Communications,
                Inc.........................      2,045,312
     *72,700  CBS Corporation...............      2,308,225
     *21,600  Clear Channel Communications,
                Inc.........................      2,357,100
      86,200  Gannett Co., Inc..............      6,125,587
      25,000  Walt Disney Company (The).....      2,626,562
                                              -------------
                                                 15,462,786
                                              -------------
              RETAIL -- 9.6%
      98,000  CVS Corporation...............      3,815,875
      63,000  Gap, Inc......................      3,882,375
      50,000  Home Depot, Inc. (The)........      4,153,125
      62,000  McDonald's Corporation........      4,278,000
     *94,500  Staples, Inc..................      2,734,593
      98,300  Wal-Mart Stores, Inc..........      5,971,725
                                              -------------
                                                 24,835,693
                                              -------------
              SOFTWARE & SERVICES -- 7.8%
     *27,000  America Online, Inc...........      2,862,000
     *36,500  Automatic Data Processing,
                Inc.........................      2,659,937
     *50,000  Computer Sciences Corp........      3,200,000
      60,000  First Data Corp...............      1,998,750
     *65,000  Microsoft Corp................      7,044,375
     *50,700  PeopleSoft, Inc...............      2,382,900
                                              -------------
                                                 20,147,962
                                              -------------
              TRANSPORTATION -- 3.1%
     *29,200  AMR Corporation...............      2,430,900
     120,500  Southwest Airlines Co.........      3,569,812
      45,000  Union Pacific Corp............      1,985,625
                                              -------------
                                                  7,986,337
                                              -------------
              UTILITIES -- 5.5%
      25,000  Ameritech Corporation.........      1,121,875
      70,000  Bell Atlantic Corporation.....      3,193,750
      30,000  Duke Energy Corporation.......      1,777,500
      20,000  MCI Communications
                Corporation.................      1,162,500
     100,000  SBC Communications, Inc.......      4,000,000
     *60,000  WorldCom, Inc.................      2,906,250
                                              -------------
                                                 14,161,875
                                              -------------
              Total common stocks...........  $ 243,461,948
                                              -------------
                                              -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)

  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
 SHORT-TERM SECURITIES -- 4.2%
              REPURCHASE AGREEMENT -- 4.2%
 $10,907,000  Interest in $1,111,215,000
                joint repurchase agreement
                with State Street Bank dated
                06/30/98 at 5.80%, to be
                repurchased at $10,908,757
                on 07/01/98; (Collateralized
                by $421,318,000 U.S.
                Treasury Notes 5.75%-7.825%
                due 05/15/99-11/15/04,
                563,474,000 U.S. Treasury
                Bonds 8.00%-11.125% due
                02/15/15-08/15/25,
                121,000,000 U.S. Treasury
                Strips (principal) 0% due
                08/15/04-08/15/07 and
                5,423,000 U.S. Treasury
                Bills 0% due 08/13/98)......  $  10,907,000
  PRINCIPAL                                      MARKET
   AMOUNT                                         VALUE
 -----------                                  -------------
 SHORT-TERM SECURITIES -- 4.2%
              REPURCHASE AGREEMENT --
              (CONTINUED)
                                              -------------
                                              -------------

 DIVERSIFICATION OF NET ASSETS:
 Total                                 94.1 % $ 243,461,948
   common
   stocks
   (cost
 $203,704,651)...
 Total                                  4.2      10,907,000
  short-term
  securities
   (cost
 $10,907,000)...
                                      -----   -------------
 Total                                 98.3     254,368,948
  investment
   in
  securities
   (total
   cost
   $214,611,651)...
 Excess of                              1.7       4,477,126
   cash,
 receivables
   and other
   assets
   over
   liabilities...
                                      -----   -------------
 Net                                  100.0 % $ 258,846,074
   assets...
                                      -----
                                      -----   -------------
                                              -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 JUNE 30, 1998 (UNAUDITED)

                                             MARKET
 SHARES                                      VALUE
 -------                                  ------------
 COMMON STOCKS -- 95.9%
          AEROSPACE & DEFENSE -- 1.4%
 *39,000  Loral Space & Communications
            LTD.........................  $  1,101,750
 157,500  Precision Castparts Corp......     8,406,562
                                          ------------
                                             9,508,312
                                          ------------
          BUSINESS SERVICES -- 2.2%
 *63,898  Aztec Technology Partners.....       487,219
 *251,000 Getty Images, Inc.............     5,584,750
 *201,400 Imagemax, Inc.................     1,132,875
 *31,949  Navigant International Inc....       271,564
       1  School Specialty, Inc.........            10
 *79,872  U.S. Office Products
            Company.....................     1,557,504
 *42,598  Workflow Management Inc.......       343,448
 *165,000 Young & Rubicam Inc...........     5,280,000
                                          ------------
                                            14,657,370
                                          ------------
          CLOSED END INVESTMENT
          COMPANY -- 0.4%
 *445,000 Morgan Stanley Asia Pacific
            Fund........................     2,864,687
                                          ------------
          COMMUNICATIONS EQUIPMENT --
          1.3%
 *206,000 Elsag Bailey Process Auto
            NV..........................     4,956,875
 *308,700 Videoserver, Inc..............     3,781,575
                                          ------------
                                             8,738,450
                                          ------------
          COMPUTERS & OFFICE
          EQUIPMENT -- 2.6%
 *446,300 Computer Learning Centers,
            Inc.........................    11,101,712
 *145,000 EMC Corporation...............     6,497,812
                                          ------------
                                            17,599,524
                                          ------------
          CONSUMER NON-DURABLES -- 0.6%
 262,300  Stride Rite Corporation
            (The).......................     3,950,893
                                          ------------
          CONSUMER SERVICES -- 3.8%
 *158,200 Berg Electronics Corp.........     3,094,787
 *267,950 Cheesecake Factory, Inc.
            (The).......................     6,062,368
 *64,901  Midway Games, Inc.............     1,014,075
 *200,000 Papa John's International,
            Inc.........................     7,887,500
 *160,000 Sun International Hotels
            Ltd.........................     7,280,000
                                          ------------
                                            25,338,730
                                          ------------
          ELECTRONICS -- 8.3%
 *500,000 Clare (C.P.) Corporation......     4,750,000
 *75,000  Celestica, Inc................     1,406,250
 *295,400 CMF Technologies, Inc.........     4,283,300
 *190,300 Credence Systems
            Corporation.................     3,615,700
 *900,000 Cypress Semiconductor
            Corporation.................     7,481,250
 *164,600 Galileo Technology Ltd........     2,222,100
 *267,000 Jabil Circuit, Inc............     8,827,687
 *350,000 Kent Electronics Corp.........     6,409,375
 *103,100 Lattice Semiconductor
            Corporation.................     2,928,684
 150,000  Philips N.V. ADR..............    12,750,000
  82,800  Rogers Communications, Inc....       745,200
                                          ------------
                                            55,419,546
                                          ------------
          ENERGY & SERVICES -- 3.9%
  90,000  Anadarko Petroleum
            Corporation.................     6,046,875
 100,000  Eni Ads.......................     6,500,000
 *200,000 J Ray McDermott SA............     8,300,000
 *120,000 Rowan Companies, Inc..........     2,332,500
  60,000  Transocean Offshore, Inc......     2,670,000
                                          ------------
                                            25,849,375
                                          ------------
          FINANCIAL SERVICES -- 8.2%
 260,000  Ace Limited...................    10,140,000
 *415,400 Annuity And Life Re
            (holdings)..................     9,190,725
 100,000  Bear Stearns Co. Inc..........     5,687,500
 *278,200 FIRSTPLUS Financial Group,
            Inc.........................    10,015,200

 SHARES                                      MARKET
 -------                                     VALUE
                                          ------------
          FINANCIAL SERVICES --
          (CONTINUED)
  32,000  Legg Mason Inc................  $  1,842,000
 222,000  NAC Re Corp...................    11,849,250
 200,000  Unibanco GDR..................     5,900,000
                                          ------------
                                            54,624,675
                                          ------------
          FOOD, BEVERAGE & TOBACCO --
          1.9%
 *505,000 General Cigar Holdings,
            Inc.........................     4,986,875
 *268,900 United Natural Foods, Inc.....     7,663,650
                                          ------------
                                            12,650,525
                                          ------------
          FOREIGN SECURITIES -- 5.4%
  36,000  Alcatel Alsthom...............     7,329,769
  65,000  Brookfield Properties.........       895,078
 *450,000 Corporation Geo Sa de C.V.
            Class B.....................     2,413,225
 *2,000,000 Rogers Communication..........   17,816,560
 130,000  Siemans AG....................     7,907,884
                                          ------------
                                            36,362,516
                                          ------------
          HEALTH CARE -- 14.4%
 *218,700 Agouron Phamaceuticals,
            Inc.........................     6,629,343
 *208,000 Biogen, Inc...................    10,192,000
 250,000  Columbia/HCA Healthcare
            Corporation.................     7,281,250
 *368,500 Genzyme Corp..................     9,419,781
  15,500  Herbalife International, Inc.
            Class B.....................       319,687
 *428,900 Humana Inc....................    13,376,318
 255,000  ICN Pharmaceuticals, Inc......    11,650,312
 *86,400  IDEC Pharmaceuticals
            Corporation.................     2,035,800
 160,000  IDX Systems Corporation.......     7,370,000
 112,000  Pediatrix Medical Group
            Inc.........................     4,165,000
 *723,600 Perrigo Company...............     7,281,225
 174,600  Pharmacia & Upjohn, Inc.......     8,053,425
 460,000  PSS World Medical, Inc........     6,727,500
 *200,000 Regeneron Pharmacy Inc........     1,843,750
                                          ------------
                                            96,345,391
                                          ------------
          INDUSTRIAL MATERIALS -- 0.9%
 *155,000 Titanium Metals Corp..........     3,419,687
 220,000  Pohang Iron & Steel-sponsored
            ADR.........................     2,640,000
                                          ------------
                                             6,059,687
                                          ------------
          MANUFACTURING -- 2.7%
 *370,000 Covance Inc...................     8,325,000
 *250,000 PRI Automation, Inc...........     4,265,625
  92,960  The Perkin-Elmer Corp.........     5,780,950
                                          ------------
                                            18,371,575
                                          ------------
          MEDIA & SERVICES -- 6.5%
 *536,400 ADC Telecommunications,
            Inc.........................    19,595,362
 *125,000 American Tower Corp. - Class
            A...........................     3,117,187
 *74,300  Capstar Broadcasting
            Corporation.................     1,866,787
 *360,000 Hearst-Argyle Television,
            Inc.........................    14,400,000
 *69,000  Lamar Advertising Company.....     2,475,375
 *128,050 Playboy Enterprises, Inc......     2,272,887
                                          ------------
                                            43,727,598
                                          ------------
          REAL ESTATE -- 1.7%
  68,000  Boston Properties Inc.........     2,346,000
 *108,000 Security Capital Group Inc. -
            Class B.....................     2,875,500
 *130,000 Starwood Hotels & Resorts.....     6,280,625
                                          ------------
                                            11,502,125
                                          ------------
          RETAIL -- 6.6%
 *240,000 Cendant Corporation...........     5,010,000
 *317,900 CompUSA Inc...................     5,742,068
 *182,100 Consolidated Stores
            Corporation.................     6,601,125
 *259,000 Gadzooks, Inc.................     7,138,687
 *170,000 Gap, Inc......................    10,476,250

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)

 SHARES                                      MARKET
 -------                                     VALUE
                                          ------------
 COMMON STOCKS -- (CONTINUED)
          RETAIL -- (CONTINUED)
 *206,300 Hot Topic, Inc................  $  4,899,625
 *235,000 Micro Warehouse Inc...........     3,642,500
 *250,000 Track'n Trail, Inc............     1,187,500
                                          ------------
                                            44,697,755
                                          ------------
          SOFTWARE & SERVICES -- 13.9%
 *399,600 Activision Inc................     4,120,875
 *40,000  America Online, Inc...........     4,240,000
 *400,000 Avant Corp....................     9,900,000
 100,000  Computer Task Group, Inc......     3,350,000
 125,000  Electronic Data Systems
            Corp........................     5,000,000
 *407,300 Endosonics Corporation........     2,443,800
 200,000  First Data Corporation........     6,662,500
 *470,000 Learning Company, Inc.
            (The).......................    13,923,750
 *349,800 Mobius Management Systems,
            Inc.........................     5,247,000
 *190,000 Peerless Systems Corp.........     3,942,500
 *500,000 Pegasystems, Inc..............    13,562,500
 *140,000 Policy Management Systems
            Corp........................     5,495,000
 *550,000 Rational Software
            Corporation.................     8,387,500
 *219,200 Splash Technology Holdings,
            Inc.........................     3,767,500
 *250,000 Unigraphics Solutions Inc.....     3,500,000
                                          ------------
                                            93,542,925
                                          ------------
          TRANSPORTATION -- 5.2%
 329,500  Air Express International
            Corporation.................     8,814,125
 *280,000 Atlas Air, Inc................     9,467,500
 *291,100 C.H. Robinson Worldwide,
            Inc.........................     7,241,112
 *486,900 Jevic Transportation, Inc.....     5,538,487
 *194,600 Swift Transportation..........     3,855,512
                                          ------------
                                            34,916,736
                                          ------------
          UTILITIES -- 1.6%
 *360,000 Apac Teleservices, Inc........     2,103,767
 *412,900 Cultural Access Worldwide,
            Inc.........................     4,025,775
 218,000  Endesa S.A....................     4,714,250
                                          ------------
                                            10,843,792
                                          ------------
          WASTE MANAGEMENT -- 2.4%
 *200,000 Republic Industries, Inc......     5,000,000
 310,000  Waste Management, Inc.........    10,850,000
                                          ------------
                                            15,850,000
                                          ------------
          Total common stocks...........  $643,422,187
                                          ------------
                                          ------------
 NON-CONVERTIBLE PREFERRED STOCKS -- 2.0%
          CONSUMER SERVICES -- 0.2%
 *193,536 SGW Holdings Corporation**....     1,222,121
                                          ------------
          FINANCIAL SERVICES -- 1.8%
 260,000  Union Pacific Cap Trust.......    11,927,500
                                          ------------
          Total non-convertible
            preferred stocks............  $ 13,149,621
                                          ------------
                                          ------------
 PRIVATE PLACEMENTS -- 0.9%
          REAL ESTATE
 *300,000 Beacon Capital Corp.***.......  $  6,000,000
                                          ------------
                                          ------------
 PRINCIPAL                                   MARKET
 AMOUNT                                      VALUE
 -------                                  ------------
 SHORT-TERM SECURITIES -- 0.8%
          REPURCHASE AGREEMENT -- 0.8%
 $5,572,000 Interest in $1,111,215,000
            joint repurchase agreement
            with State Street Bank dated
            06/30/98 at 5.80%, to be
            repuchased at $5,572,898 on
            07/01/98; (Collateralized by
            $421,318,000 U.S. Treasury
            Notes 5.75%-7.825% due
            05/15/99-11/15/04,
            563,474,000 U.S. Treasury
            Bonds 8.00%-11.125% due
            02/15/15-08/15/25,
            121,000,000 U.S. Treasury
            Strips (principal) 0% due
            08/15/04-08/15/07 and
            5,423,000 U.S. Treasury
            Bills 0% due 08/13/98)......  $  5,572,000
                                          ------------
                                          ------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $624,962,375)......   95.9 %  $ 643,422,187
Total non-convertible preferred stocks (cost
  $14,958,001)...............................    2.0       13,149,621
Total private placements (cost $6,000,000)...    0.9        6,000,000
Total short-term securities (cost
  $5,572,000)................................    0.8        5,572,000
                                               ------   -------------
Total investment in securities
  (total cost $651,492,376)..................   99.6      668,143,808
Excess of cash, receivables and other assets
  over liabilities...........................    0.4        3,051,664
                                               ------   -------------
Net assets...................................  100.0 %  $ 671,195,472
                                               ------   -------------
                                               ------   -------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $.001 per share; 300,000,000
  shares authorized; 32,398,813 shares outstanding...   $      32,399
Paid-in surplus......................................     645,330,719
Distribution in excess of net investment income......      (2,719,776)
Accumulated undistributed net realized gain on
  investments........................................      11,955,404
Unrealized appreciation of investments...............      16,651,432
Unrealized depreciation of forward currency contracts
  (see Note 2).......................................         (49,928)
Unrealized depreciation on translation of other
  assets and liabilities in foreign currencies.......          (4,778)
                                                        -------------
Net assets...........................................   $ 671,195,472
                                                        -------------
                                                        -------------

Class A
  Net asset value per share ($353,396,263
   DIVIDED BY 16,968,751 shares outstanding)
  (175,000,000 shares authorized)............  $      20.83
                                                     ------
                                                     ------
  Maximum offering price ($20.83  DIVIDED BY
  94.5%).....................................  $      22.04
                                                     ------
                                                     ------
Class B
  Net asset value per share ($290,183,071
   DIVIDED BY 14,116,560 shares outstanding)
  (75,000,000 shares authorized).............  $      20.56
                                                     ------
                                                     ------
Class Y
  Net asset value per share ($27,616,138
   DIVIDED BY 1,313,502 shares outstanding)
  (50,000,000 shares authorized).............  $      21.02
                                                     ------
                                                     ------

  * Non-income producing during period.
 ** Restricted security (see Note 2).
*** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 1998, the market value of these securities amounted to $16,000,000, or .9% of net assets.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 1998

                                   TOTAL       AGGREGATE   DELIVERY    UNREALIZED
DESCRIPTION                     MARKET VALUE  FACE VALUE     DATE     DEPRECIATION
------------------------------  ------------  -----------  ---------  -------------
Brazilian Real (Sell)            $2,313,261    $2,263,333   08/19/98    $ (49,928)
                                                                      -------------
                                                                        $ (49,928)
                                                                      -------------
                                                                      -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 JUNE 30, 1998 (UNAUDITED)

                                                     MARKET
   SHARES                                            VALUE
 ----------                                       ------------
 COMMON STOCKS -- 90.8%
             BUSINESS SERVICES -- 5.6%
    *10,609  Aztec Technology Partners..........  $     80,892
    *20,800  Getty Images, Inc..................       462,800
     *4,500  Iron Mountain, Inc.................       201,375
    *40,004  Navigant International, Inc........       340,037
          1  School Specialty, Inc..............            12
     18,300  Select Appointments Hldg-ADR.......       539,850
    *13,261  US Office Products Company.........       258,589
    *57,073  Workflow Management, Inc...........       460,147
    *25,900  Young & Rubicam, Inc...............       828,800
                                                  ------------
                                                     3,172,502
                                                  ------------
             COMMUNICATIONS EQUIPMENT -- 3.6%
     *8,000  Cellstar Corporation...............       103,500
     19,200  ECI Telecommunications.............       727,200
    *42,400  Innova Corporation.................       217,300
    *23,400  RCN Corporation....................       453,375
    *15,990  Transwitch Corporation.............       219,862
     *9,500  VeriSign, Inc......................       355,062
                                                  ------------
                                                     2,076,299
                                                  ------------
             COMPUTERS & OFFICE EQUIPMENT --
             3.6%
    *19,000  Seagate Technology, Inc............       452,437
     30,400  Symbol Technologies, Inc...........     1,147,600
    *10,000  Synopsis...........................       457,500
                                                  ------------
                                                     2,057,537
                                                  ------------
             CONSUMER NON-DURABLES -- 1.3%
     50,900  Stride Rite Corporation (The)......       766,681
                                                  ------------
             CONSUMER SERVICES -- 2.2%
    *19,650  Cheesecake Factory, Inc. (The).....       444,581
    *18,000  SFX Entertainment, Inc. - Class
               A................................       825,750
                                                  ------------
                                                     1,270,331
                                                  ------------
             ELECTRONICS -- 5.7%
    *64,100  Cypress Semiconductor
               Corporation......................       532,831
    *24,900  Jabil Circuit, Inc.................       823,256
   *135,000  Rogers Communications, Inc.........     1,215,000
    *18,500  SCI Systems, Inc...................       696,062
                                                  ------------
                                                     3,267,149
                                                  ------------
             ENERGY & SERVICES -- 3.5%
      8,900  Coflexip ADR.......................       544,012
    *14,300  J Ray McDermott SA.................       593,450
    *30,000  Marine Drilling Companies, Inc.....       480,000
     15,000  Pogo Producing Co..................       376,875
                                                  ------------
                                                     1,994,337
                                                  ------------
             FINANCIAL SERVICES -- 12.7%
     11,400  Finova Group, Inc. (The)...........       645,525
    *26,400  FIRSTPLUS Financial Group, Inc.....       950,400
    *23,600  Golden State Bancorp, Inc..........       702,100
    *30,000  Heller Financial, Inc..............       900,000
    *55,200  Imperial Credit Industries, Inc....     1,297,200
     13,000  Jefferies Group, Inc...............       533,000
     11,866  Legg Mason, Inc....................       683,036
     *9,200  Long Island Bancorp, Inc...........       558,900
      9,955  Reinsurance Group of America,
               Inc..............................       588,589
     38,400  Rock Financial Corporation.........       393,600
                                                  ------------
                                                     7,252,350
                                                  ------------

   SHARES                                            MARKET
 ----------                                          VALUE
                                                  ------------
             HEALTH CARE -- 8.6%
    *16,000  Agouron Pharmaceuticals, Inc.......  $    485,000
     20,500  Allergan, Inc......................       950,687
    *27,000  Genzyme Corporation................       690,187
     *6,800  Gilead Sciences, Inc...............       218,025
     21,500  Herbalife International, Inc. Class
               B................................       443,437
     11,850  ICN Pharmaceuticals, Inc...........       541,396
     *8,400  LAM Research Corporation...........       160,650
    *32,400  Magellan Health Services, Inc......       822,150
     13,200  Pharmacia & Upjohn, Inc............       608,850
                                                  ------------
                                                     4,920,382
                                                  ------------
             INDUSTRIAL MATERIALS -- 0.8%
     19,000  Titanium Metals Corporation........       419,187
                                                  ------------
             MANUFACTURING -- 2.6%
    *33,000  Cognex Corporation.................       610,500
    *38,700  Covance, Inc.......................       870,750
                                                  ------------
                                                     1,481,250
                                                  ------------
             MEDIA & SERVICES -- 10.2%
    *49,000  ADC Telecommunications, Inc........     1,790,031
    *48,700  American Tower Corp. - Class A.....     1,214,456
    *38,100  Capstar Broadcasting Corporation...       957,262
    *27,000  Hearst-Arglye Television, Inc......     1,080,000
    *20,800  Lamar Advertising Company..........       746,200
                                                  ------------
                                                     5,787,949
                                                  ------------
             RETAIL -- 3.4%
    *44,000  CompUSA, Inc.......................       794,750
      6,000  Ethan Allen, Inc...................       299,625
    *14,100  Gadzooks, Inc......................       388,631
     *8,000  Whole Foods Market.................       484,000
                                                  ------------
                                                     1,967,006
                                                  ------------
             SOFTWARE & SERVICES -- 21.6%
    *64,900  Activision, Inc....................       669,281
       *800  Acxiom Corp........................        19,950
     *2,800  AnswerThink Consulting Group,
               Inc..............................        60,200
    *35,000  Broderbund Software................       798,437
    *26,000  CBT Group PLC-ADR..................     1,391,000
    *35,000  Check Point Software Tech..........     1,146,250
    *10,000  Comverse Technology, Inc...........       518,750
    *13,000  Inktomi Corporation, Inc...........       516,750
    *12,000  J.D. Edwards & Co..................       515,250
    *67,000  Learning Company, Inc. (The).......     1,984,875
    *13,100  Mobius Management Systems, Inc.....       196,500
    *20,600  Peerless Systems Corporation.......       427,450
    *38,000  Pegasystems, Inc...................     1,030,750
     *8,000  PeopleSoft, Inc....................       376,000
    *37,200  Policy Management Systems
               Corporation......................     1,460,100
    *25,500  Safeguard Scientifics, Inc.........     1,063,031
     *8,600  Transition Systems, Inc............        91,375
                                                  ------------
                                                    12,265,949
                                                  ------------
             TRANSPORTATION -- 3.9%
    *37,100  Atlas Air, Inc.....................     1,254,443
     22,000  C.H. Robinson Worldwide, Inc.......       547,250
    *22,700  Swift Transportation...............       449,743
                                                  ------------
                                                     2,251,436
                                                  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)

   SHARES                                            MARKET
 ----------                                          VALUE
                                                  ------------
 COMMON STOCKS -- (CONTINUED)
             UTILITIES -- 1.5%
    *60,500  Cultural Access Worldwide, Inc.....  $    589,875
     *6,700  Snyder Communications..............       294,800
                                                  ------------
                                                       884,675
                                                  ------------
             Total common stocks................  $ 51,835,020
                                                  ------------
                                                  ------------
 NON-CONVERTIBLE PREFERRED STOCK -- 0.1%
             CONSUMER SERVICES
     *8,612  SGW Holdings Corporation**.........  $     54,395
                                                  ------------
                                                  ------------
 PRINCIPAL
   AMOUNT
 ----------
 SHORT-TERM SECURITIES -- 7.1%
             REPURCHASE AGREEMENT -- 7.1%
 $4,058,000  Interest in $1,111,215,000 joint
               repurchase agreement with State
               Street Bank dated 06/30/98 at
               5.80%, to be repurchased at
               $4,058,654 on 07/01/98;
               (Collateralized by $421,318,000
               U.S. Treasury Notes 5.75%-7.825%
               due 05/15/99-11/15/04,
               563,474,000 U.S. Treasury Bonds
               8.00%-11.125% due 02/15/15,
               121,000,000 U.S. Treasury Strips
               (principal) 0% due
               08/15/04-08/15/07 and 5,423,000
               U.S. Treasury Bills 0% due
               08/13/98)........................  $  4,058,000
                                                  ------------
                                                  ------------

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $47,851,222).......   90.8%   $51,835,020
Total non-convertible preferred stock (cost
  $89,009)...................................    0.1         54,395
Total short-term securities (cost
  $4,058,000)................................    7.1      4,058,000
                                               ------   -----------
Total investment in securities
  (total cost $51,998,231)...................   98.0     55,947,415
Excess of cash, receivables and other assets
  over liabilities...........................    2.0      1,133,057
                                               ------   -----------
Net assets...................................  100.0%   $57,080,472
                                               ------   -----------
                                               ------   -----------

                                                          MARKET
                                                           VALUE
                                                        -----------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $.001 per share; 300,000,000
  shares authorized; 4,350,381 shares outstanding....   $     4,350
Paid-in surplus......................................    53,463,082
Distribution in excess of net investment income......      (178,735)
Accumulated net realized loss on investments.........      (157,409)
Unrealized depreciation of investments...............     3,949,184
                                                        -----------
Net assets...........................................   $57,080,472
                                                        -----------
                                                        -----------
Class A
  Net asset value per share ($30,891,587
   DIVIDED BY 2,350,726 shares outstanding)
  (175,000,000 shares authorized)............  $      13.14
                                                     ------
                                                     ------
  Maximum offering price ($13.14  DIVIDED BY
  94.5%).....................................  $      13.90
                                                     ------
                                                     ------
Class B
  Net asset value per share ($14,698,894
   DIVIDED BY 1,133,652 shares outstanding)
  (75,000,000 shares authorized).............  $      12.97
                                                     ------
                                                     ------
Class Y
  Net asset value per share ($11,489,991
   DIVIDED BY 866,003 shares outstanding)
  (50,000,000 shares authorized).............  $      13.27
                                                     ------
                                                     ------

 *Non-income producing during period.
**Restricted Security (see Note 2).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 JUNE 30, 1998 (UNAUDITED)

                                              MARKET
  SHARES                                      VALUE
 --------                                  ------------
 COMMON STOCKS -- 87.4%
           ARGENTINA -- 0.3%
    3,800  Telefonica de Argentina ADR...  $    123,262
                                           ------------
           AUSTRALIA -- 3.3%
   30,544  AMP Limited...................       357,480
   36,405  Australia & New Zealand
             Banking.....................       251,136
   37,000  CSR Ltd.......................       106,770
   76,914  News Corporation Ltd..........       627,747
  131,383  Pasminco Limited..............       100,071
   38,690  WMC Limited...................       116,439
                                           ------------
                                              1,559,643
                                           ------------
           BRAZIL -- 1.4%
  300,300  Banco Itau SA.................       170,063
  143,700  Cervejaria Brahma.............        88,895
 1,589,800 Cia Bras Distr................        34,775
 3,811,976 Cia Energetica Minas..........       117,990
  548,000  Petroleo Brasileiro...........       101,866
 1,268,700 Telecomunicacoes Brasileiras
             SA..........................       139,856
                                           ------------
                                                653,445
                                           ------------
           CANADA -- 0.2%
    1,900  Canadian National Railway
             Co..........................       100,937
                                           ------------
           CHILE -- 0.1%
    3,100  Cia Telecom Chile ADR.........        62,968
                                           ------------
           DENMARK -- 2.1%
    3,300  Novov-Nordisk.................       454,906
    5,810  Unidanmark AS A Shares
             (Reg.)......................       522,113
                                           ------------
                                                977,019
                                           ------------
           FINLAND -- 1.5%
   24,000  Metsa-Serla OYJ Class B
             Shares......................       231,842
    6,210  Nokia OYJ Class A Shares......       456,710
                                           ------------
                                                688,552
                                           ------------
           FRANCE -- 15.4%
    2,788  AGF - Assurance Generale de
             France......................       157,752
    4,210  Alcatel Alsthom...............       857,175
       98  Allianz Bcvg Warrant..........           569
    5,240  AXA-UAP.......................       589,345
    9,635  Banque Nationale de Paris**...       787,242
      140  Carrefour Supermarche.........        88,570
    2,320  Compagnie de Saint Gobain.....       430,153
    5,040  Elf Aquitaine.................       708,564
   10,950  Michelin......................       632,076
    8,761  Rhone-Poulenc SA Class A......       494,126
    3,962  Societe Generale Class A......       823,719
    4,100  Total SA Class B Shares.......       533,011
    5,340  Vivendi.......................     1,140,242
                                           ------------
                                              7,242,544
                                           ------------
           GERMANY -- 14.2%
    1,010  Adidas AG.....................       174,578
   26,910  Bayer AG......................     1,387,963
   13,820  Dresdner Bank AG..............       744,964
    3,830  Henkel........................       380,870
   11,060  Hoechst AG....................       552,070
    1,520  Hornbach Holding AG...........       139,365
    1,130  Karstadt AG...................       545,895
    1,320  M.A.N. AG.....................       513,364
    7,000  Mannesmann AG.................       710,069
    4,350  Metallgesellschaft AG.........        89,167
      540  SAP AG-vorzug.................       367,073
      230  SAP Ag-vorzug Pfd.............       139,526
    6,830  Siemans AG....................       415,468
    7,380  Veba AG.......................       502,893
                                           ------------
                                              6,663,265
                                           ------------

  SHARES                                      MARKET
 --------                                     VALUE
                                           ------------

           HONG KONG -- 0.4%
   35,000  Cheung Kong Holdings Ltd......  $    172,096
                                           ------------
           IRELAND -- 0.4%
   59,739  Smurfit (Jefferson) Group.....       179,912
                                           ------------
           ITALY -- 1.4%
   58,589  Telecom Italia S.p.A..........       431,287
    4,400  Gucci Group NV-NY Reg
             Shares......................       233,200
                                           ------------
                                                664,487
                                           ------------
           JAPAN -- 8.7%
    2,500  Advantest Corp................       134,380
    8,000  Dai Nippon Printing...........       127,679
   40,000  Daiwa Securities, Inc.........       172,064
   10,000  Fuji Machine Manufacturing
             Co..........................       265,158
   12,000  Fuji Photo Film Co............       417,624
   17,000  Jusco Co. Ltd.................       311,741
    6,000  Kao Corp......................        92,517
    3,300  Mabuchi Motor Co., Ltd........       209,244
    5,700  Matsumotokiyoshi..............       200,425
   15,000  Matsushita Electric Industrial
             Co..........................       241,020
      330  Nippon Telegraph & Tel........       273,444
   18,000  Olympus Optical...............       156,414
    2,000  Rohm Company Limited..........       205,353
   15,000  Sanwa Bank Ltd................       134,128
      400  Shohkoh Fund..................        98,281
    7,400  Sony Corporation..............       637,172
      300  Square Co. Ltd................         7,997
   69,000  Toshiba Corporation...........       281,896
    3,000  Uni-cham Corporation..........       111,107
                                           ------------
                                              4,077,644
                                           ------------
           MEXICO -- 1.7%
   55,100  Coca Cola Femsa SA Ser L......        96,670
   52,800  Grupo Financiero Banamex......       100,296
    7,700  Grupo Televisa SA.............       145,406
   49,000  Kimberly-Clark de Mexico Class
             A...........................       170,625
    5,900  Telefonos de Mexico S.A.
             ADR.........................       283,568
                                           ------------
                                                796,565
                                           ------------
           NETHERLANDS -- 7.0%
   11,766  ING Groep NV..................       770,432
    7,360  Kon Knp NV....................       467,746
   11,900  Philips Electronics NV........     1,000,333
    3,500  Royal Dutch Petroleum.........       191,843
   10,800  Unilever NV-CVA...............       856,897
                                           ------------
                                              3,287,251
                                           ------------
           NEW ZEALAND -- 0.3%
    3,400  Telecom Corp. New Zealand
             ADR.........................       111,350
    8,000  Telecom Corp. New Zealand
             Ltd.........................        17,109
                                           ------------
                                                128,459
                                           ------------
           NORWAY -- 0.3%
   10,050  Saga Petroleum Asa - A
             Shares......................       154,544
                                           ------------
           PHILIPPINES -- 0.2%
   82,800  Ayala Land Inc................        23,827
   18,000  Manila Electric Co. - Class
             B...........................        47,481
                                           ------------
                                                 71,308
                                           ------------
           SINGAPORE -- 0.3%
   57,000  Overseas Union Bank Ltd.......       124,831
                                           ------------
           SOUTH AFRICA -- 0.0%
      900  De Beers - Centenary..........        15,921
                                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)

  SHARES                                      MARKET
 --------                                     VALUE
                                           ------------
 COMMON STOCKS -- (CONTINUED)
           SPAIN -- 3.1%
    1,785  Banco Popular Espanol.........  $    152,510
    8,200  Banco de Santander SA.........       210,235
   17,500  Endesa S.A....................       383,516
    5,045  Telefonica de Espana SA ADR...       701,570
                                           ------------
                                              1,447,831
                                           ------------
           SWEDEN -- 3.0%
   60,190  Nordbanken Holding AB.........       441,522
    5,190  Pharmacia & Upjohn, Inc.......       238,839
    3,730  Sparbanken Sverige AB - A
             Shares......................       112,251
   20,360  Volvo AB-B....................       606,336
                                           ------------
                                              1,398,948
                                           ------------
           SWITZERLAND -- 4.4%
      490  Cemig SA Spons ADR............        15,166
      100  Cie Financ Richemont..........       130,866
    2,420  Credit Suisse Group...........       538,465
      575  Holderbank Financial Glarus
             B...........................       731,633
      297  Nestle SA (reg.)..............       635,584
                                           ------------
                                              2,051,714
                                           ------------
           THAILAND -- 0.0%
   14,700  Bangkok Bank..................        18,070
                                           ------------
           UNITED KINGDOM -- 18.0%
   35,140  Allied Irish Banks PLC........       508,039
   39,300  B.A.T. Industries PLC.........       392,449
   24,925  BTR PLC.......................        70,802
   22,218  Bass PLC......................       415,192
   11,599  BOC Group PLC.................       158,307
   43,597  British Petroleum Co. PLC.....       634,671
   18,200  British Telecom Co. PLC.......       223,954
   42,500  Compass Group PLC.............       489,288
    5,565  Cookson Group PLC.............        19,127
   40,488  Diageo PLC....................       482,000
    6,900  Granada Group PLC.............       127,099
   30,900  Great Universal Stores........       407,555
   18,800  HSBC Holdings PLC.............       477,104
   16,100  Lloyds Tsb Group PLC..........       224,842
   11,300  Marks & Spencer PLC...........       103,131
   14,400  Next PLC......................       123,976
   27,331  PowerGen PLC..................       378,495
   32,522  Reckitt & Colman PLC..........       620,768
   21,638  Royal & Sun Alliance Insurance
             Group.......................       220,770
   12,800  Royal Bank of Scotland Group
             PLC.........................       221,897
   10,100  Siebe PLC.....................       202,053
   77,558  Smithkline Beecham............       944,014
   20,900  Standard Chartered PLC........       237,301
   64,200  WPP Group PLC.................       422,579
    8,500  Zeneca Group PLC..............       365,193
                                           ------------
                                              8,470,606
                                           ------------
           Total common stocks...........  $ 41,131,822
                                           ------------
                                           ------------
  SHARES                                      MARKET
 --------                                     VALUE
                                           ------------
 NON-CONVERTIBLE PREFERRED STOCKS -- 0.3%
           UNITED KINGDOM -- (CONTINUED)

           COMMUNICATIONS EQUIPMENT
    2,000  Nokia Corp. - Sponsored ADR...  $    145,184
                                           ------------
                                           ------------

 PRINCIPAL
  AMOUNT
 --------
 SHORT-TERM SECURITIES -- 10.5%
           REPURCHASE AGREEMENT -- 10.5%
 4,941,000 Interest in $1,111,215,000
             joint repurchase agreement
             with State Street Bank dated
             06/30/98 at 5.80%, to be
             repurchased at $4,941,796 on
             07/01/98; (Collateralized by
             $421,318,000 U.S. Treasury
             Notes 5.75%-7.825% due
             05/15/99-11/15/04,
             563,474,000 U.S. Treasury
             Bonds 8.00%-11.125% due
             02/15/15-08/15/25,
             121,000,000 U.S. Treasury
             Strips (principal) 0% due
             08/15/04-08/15/07 and
             5,423,000 U.S. Treasury
             Bills 0% due 08/13/98)        $  4,941,000
                                           ------------
                                           ------------

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $37,500,146).......   87.4 %  $ 41,131,822
Total non-convertible preferred stocks (cost
  $127,976)..................................    0.3         145,184
Total short-term securities (cost
  $4,941,000)................................   10.5       4,941,000
                                               ------   ------------
Total investment in securities (total cost
  $42,569,122)...............................   98.2      46,218,006
Excess of cash, receivables and other assets
  over liabilities...........................    1.8         858,815
                                               ------   ------------
Net assets...................................  100.0 %  $ 47,076,821
                                               ------   ------------
                                               ------   ------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $.001 per share; 300,000,000
  shares authorized; 3,841,133 shares outstanding....   $      3,841
Paid-in surplus......................................     43,414,712
Accumulated undistributed net investment income......        196,248
Accumulated net realized loss on investments.........       (181,876)
Unrealized appreciation of investments...............      3,648,884
Unrealized depreciation on translation of other
  assets and liabilities in foreign currencies.......         (4,988)
                                                        ------------
Net assets...........................................   $ 47,076,821
                                                        ------------
                                                        ------------
Class A
  Net asset value per share ($26,705,332
   DIVIDED BY 2,175,795 shares outstanding)
  (175,000,000 shares authorized)............        $12.27
                                                     ------
                                                     ------
  Maximum offering price ($12.27  DIVIDED BY
  94.5%).....................................        $12.98
                                                     ------
                                                     ------
Class B
  Net asset value per share ($10,629,875
   DIVIDED BY 876,275 shares outstanding)
  (75,000,000 shares authorized).............        $12.13
                                                     ------
                                                     ------
Class Y
  Net asset value per share ($9,741,614
   DIVIDED BY 789,063 shares outstanding)
  (50,000,000 shares authorized).............        $12.35
                                                     ------
                                                     ------

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 1998, the market value of these securities amounted to $787,242, or 1.7% of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
   SHARES                                         VALUE
 -----------                                  -------------
 COMMON STOCKS -- 98.2%
              AEROSPACE & DEFENSE -- 2.7%
     *12,580  Loral Space & Communications
                Ltd.........................  $     355,385
       5,300  York International Corp.......        230,881
                                              -------------
                                                    586,266
                                              -------------
              BUSINESS SERVICES -- 2.8%
      *4,300  Iron Moutain, Inc.............        192,425
       3,800  Select Appointments
                Holding-ADR.................        112,100
      *9,100  Young & Rubicam Inc...........        291,200
                                              -------------
                                                    595,725
                                              -------------
              COMMUNICATIONS EQUIPMENT --
              2.8%
      *1,830  Ciena Corporation.............        127,413
       9,065  General Cable Corporation.....        261,751
      *3,000  Tellabs, Inc..................        214,875
                                              -------------
                                                    604,039
                                              -------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 3.1%
      *7,690  EMC Corporation...............        344,608
      *2,000  Intuit Inc....................        122,500
      *5,700  Xilinx, Inc...................        193,800
                                              -------------
                                                    660,908
                                              -------------
              CONSUMER DURABLES -- 4.3%
      *9,800  Avis Rent a Car Inc...........        242,550
       9,955  The Hertz Corporation.........        441,130
     *11,120  Unova, Inc....................        239,080
                                              -------------
                                                    922,760
                                              -------------
              CONSUMER NON-DURABLES -- 2.9%
       1,600  Black & Decker Corporation
                (The).......................         97,600
      10,000  Leggett & Platt...............        250,000
     *10,080  Polo Ralph Lauren
                Corporation.................        282,240
                                              -------------
                                                    629,840
                                              -------------
              CONSUMER SERVICES -- 6.2%
       9,775  Galileo International, Inc....        440,481
     *11,870  Mirage Resorts, Inc...........        252,979
      *4,500  SFX Entertainment Inc.-Class
                A...........................        206,437
       7,300  ServiceMaster Company (The)...        277,856
      *4,430  Starbucks Corporation.........        236,728
                                              -------------
                                                  1,414,481
                                              -------------
              ELECTRONICS -- 3.3%
     *20,220  Analog Devices, Inc...........        496,653
      *5,340  Solectron Corporation.........        224,613
                                              -------------
                                                    721,266
                                              -------------
              ENERGY & SERVICES -- 2.0%
       4,150  Coflexip ADR..................        253,668
      *2,460  Western Atlas, Inc............        208,792
                                              -------------
                                                    462,460
                                              -------------
              FINANCIAL SERVICES -- 17.6%
       8,335  Ace Limited...................        325,065
       5,690  City National Corporation.....        210,174
       5,810  Equifax Inc...................        210,975
       4,970  Franklin Resources, Inc.......        268,380
     *10,300  Heller Financial, Inc.........        309,000
       7,240  Legg Mason, Inc...............        416,752
       3,590  Mercantile Bancorporation
                Inc.........................        180,846
       5,930  Nationwide Financial Services,
                Inc.........................        302,430
       2,750  Northern Trust Corporation....        209,687

                                                 MARKET
   SHARES                                         VALUE
 -----------                                  -------------
              FINANCIAL SERVICES --
              (CONTINUED)
       4,290  Finova Group Inc. (The).......  $     242,921
       4,484  Old Kent Financial
                Corporation.................        161,265
       6,050  State Street Corporation......        420,475
       8,400  T. Rowe Price Associates,
                Inc.........................        315,525
       4,600  Unum Corporation..............        255,300
                                              -------------
                                                  3,828,795
                                              -------------
              FOOD, BEVERAGE & TOBACCO --
              1.2%
       6,770  Coca-Cola Enterprises Inc.....        265,722
                                              -------------
              HEALTH CARE -- 6.9%
       8,250  Biomet, Inc...................        272,765
      *6,970  Human Genome Sciences, Inc....        248,741
       8,530  Service Corporation
                International...............        365,723
      *9,650  Sunrise Assisted Living,
                Inc.........................        331,718
      *8,570  Tenet Healthcare
                Corporation.................        267,812
                                              -------------
                                                  1,486,759
                                              -------------
              INDUSTRIAL MATERIALS -- 0.3%
      *2,000  Sealed Air Corporation........         73,500
                                              -------------
              MANUFACTURING -- 6.6%
       4,230  Avery Dennison Corporation....        227,362
     *13,550  Covance Inc...................        304,875
       6,100  Danaher Corporation...........        223,793
       6,100  Dover Corporation.............        208,925
       7,550  Perkin-Elmer Corporation
                (The).......................        469,515
                                              -------------
                                                  1,434,470
                                              -------------
              MEDIA & SERVICES -- 12.2%
     *11,800  ADC Telecommunications,
                Inc.........................        431,068
     *10,150  American Tower Corp. Class
                A...........................        253,115
      *1,895  Clear Channel Communications,
                Inc.........................        206,791
       3,700  Cognizant Corporation.........        233,100
      *8,400  Intermedia Communications,
                Inc.........................        352,275
      *7,500  Lamar Advertising Company.....        269,062
     *16,890  Outdoor Systems, Inc..........        472,920
       3,000  Scripps E W Co................        164,437
       9,820  Stewart Enterprises, Inc......        261,457
                                              -------------
                                                  2,644,225
                                              -------------
              RETAIL -- 10.0%
       8,620  American Greetings
                Corporation.................        296,453
     *12,760  Borders Group, Inc............        472,120
      *6,630  Consolidated Stores
                Corporation.................        240,337
       9,180  CVS Corporation...............        357,446
      *6,400  Papa John's International,
                Inc.........................        252,400
     *13,820  Staples, Inc..................        399,916
                                              -------------
                                                  2,018,672
                                              -------------
              SOFTWARE & SERVICES -- 11.9%
      *2,880  America Online, Inc...........        305,280
      *5,740  BMC Software, Inc.............        298,121
      *8,740  Bisys Group, Inc. (The).......        358,340
      *4,630  Ceridan Corporation...........        272,012
      *5,230  Computer Sciences
                Corporation.................        334,720
      *3,760  DST Systems, Inc..............        210,560
      *6,840  PeopleSoft, Inc...............        321,480
      *8,040  Policy Management Systems
                Corporation.................        315,570
      *1,000  Yahoo, Inc....................        157,500
                                              -------------
                                                  2,573,583
                                              -------------
              TRANSPORTATION -- 1.4%
       8,080  Southwest Airlines Co.........        239,370

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)

   SHARES                                        MARKET
 -----------                                      VALUE
                                              -------------
 COMMON STOCKS -- (CONTINUED)
              TRANSPORTATION -- (CONTINUED)
      *5,300  Virgin Express Holdings ADR...  $      68,591
                                              -------------
                                                    307,961
                                              -------------
              Total common stocks...........  $  21,231,432
                                              -------------
                                              -------------
  PRINCIPAL
   AMOUNT
 -----------
 SHORT-TERM SECURITIES -- 0.2%
              REPURCHASE AGREEMENT -- 0.2%
 $    49,000  Interest in $1,111,215,000
                joint repurchase agreement
                with State Street Bank dated
                06/30/98 at 5.80%, to be
                repurchased at $49,008 on
                07/01/98; (Collateralized by
                $421,318,000 U.S. Treasury
                Notes 5.75%-7.825% due
                05/15/99-11/15/04,
                563,474,000 U.S. Treasury
                Bonds 8.00%-11.125% due
                02/15/15-08/15/25,
                121,000,000 U.S. Treasury
                Strips (principal) 0% due
                08/15/04-08/15/07 and
                5,423,000 U.S. Treasury
                Bills 0% due 08/13/98)......  $      49,000
                                              -------------
                                              -------------

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $19,934,102).......   98.2%   $ 21,231,432
Total short-term securities (cost $49,000)...    0.2          49,000
                                               ------   ------------
Total investment in securities
  (total cost $19,983,102)...................   98.4      21,280,432
Excess of cash, receivables and other assets
  over liabilities...........................    1.6         350,070
                                               ------   ------------
Net assets...................................  100.0%   $ 21,630,502
                                               ------   ------------
                                               ------   ------------
                                                           MARKET
                                                           VALUE
                                                        ------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $.001 per share; 300,000,000
  shares authorized; 1,885,965 shares outstanding....   $      1,886
Paid-in surplus......................................     20,071,122
Distribution in excess of net investment income......        (48,185)
Accumulated undistributed net realized gain on
  investments........................................        308,349
Unrealized appreciation of investments...............      1,297,330
                                                        ------------
Net assets...........................................   $ 21,630,502
                                                        ------------
                                                        ------------
Class A
  Net asset value per share ($14,428,173
   DIVIDED BY 1,257,139 shares outstanding)
  (1,725,000,000 shares authorized)..........  $      11.48
                                                     ------
                                                     ------
  Maximum offering price ($11.48  DIVIDED BY
  94.5%).....................................  $      12.15
                                                     ------
                                                     ------
Class B
  Net asset value per share ($5,260,755
   DIVIDED BY 459,965 shares outstanding)
  (75,000,000 shares authorized).............  $      11.44
                                                     ------
                                                     ------
Class Y
  Net asset value per share ($1,941,574
   DIVIDED BY 168,861 shares outstanding)
  (50,000,000 shares authorized).............  $      11.50
                                                     ------
                                                     ------
* Non-income producing during period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 JUNE 30, 1998 (UNAUDITED)

                                               MARKET
  SHARES                                        VALUE
 ---------                                   -----------
 COMMON STOCKS -- 92.8%
             AEROSPACE & DEFENSE -- 5.2%
       600   Lockheed Martin Corporation...  $    63,525
       100   Northrop Grumman
               Corporation.................       10,312
       700   Textron, Inc..................       50,181
       900   United Technologies
               Corporation.................       83,250
       600   York International Corp.......       26,137
                                             -----------
                                                 233,405
                                             -----------
             BUSINESS SERVICES -- 0.7%
       600   Fluor Corporation.............       30,600
                                             -----------
             COMMUNICATIONS EQUIPMENT --
             3.2%
      *800   Cisco Systems, Inc............       73,650
       500   Lucent Technologies, Inc......       41,593
      *400   Tellabs, Inc..................       28,650
                                             -----------
                                                 143,893
                                             -----------
             COMPUTERS & OFFICE
             EQUIPMENT -- 3.2%
      *300   Dell Computer Corporation.....       27,843
      *800   EMC Corporation...............       35,850
      *200   Gateway 2000, Inc.............       10,125
       600   International Business
               Machines Corporation........       68,887
                                             -----------
                                                 142,705
                                             -----------
             CONSUMER DURABLES -- 2.0%
     1,300   Ford Motor Company............       76,700
       400   ITT Industries, Inc...........       14,950
                                             -----------
                                                  91,650
                                             -----------
             CONSUMER NON-DURABLES -- 3.2%
       600   Leggett & Platt...............       15,000
     1,400   The Procter & Gamble
               Company.....................      127,487
                                             -----------
                                                 142,487
                                             -----------
             ELECTRONICS -- 3.4%
    *1,300   Analog Devices, Inc...........       31,931
       900   General Electric Company......       81,900
       500   Intel Corporation.............       37,062
                                             -----------
                                                 150,893
                                             -----------
             ENERGY & SERVICES -- 5.3%
       600   Ashland, Inc..................       30,975
       400   Exxon Corporation.............       28,525
      *800   Friede Goldman International
               Inc.........................       23,100
       900   Helmerich & Payne, Inc........       20,025
       800   Royal Dutch Petroleum.........       43,850
     1,700   Sun Company, Inc..............       65,981
       600   Transocean Offshore, Inc......       26,700
                                             -----------
                                                 239,156
                                             -----------
             FINANCIAL SERVICES -- 16.1%
       600   Citicorp......................       89,550
     1,100   Federal Home Loan Mortgage
               Corporation.................       51,768
     1,400   Federal National Mortgage
               Association.................       85,050
       900   First Chicago NBD
               Corporation.................       79,762
     1,500   First Union Corporation.......       87,375
       500   Franklin Resources, Inc.......       27,000
       900   Marsh & McLennan Companies,
               Inc.........................       54,393
       300   Merrill Lynch & Co., Inc......       27,675
       300   NAC Re Corp...................       16,012
       200   Reinsurance Group of America,
               Inc.........................       11,825

                                               MARKET
  SHARES                                        VALUE
 ---------                                   -----------
             FINANCIAL SERVICES --
             (CONTINUED)
       800   Chase Manhattan Corporation
               (The).......................  $    60,400
     1,600   Travelers Group, Inc..........       97,000
       900   U.S. Bancorp..................       38,700
                                             -----------
                                                 726,510
                                             -----------
             FOOD, BEVERAGE & TOBACCO --
             5.9%
       700   Coca-Cola Company (The).......       59,850
     1,000   H.J. Heinz Company............       56,125
       800   Interstate Bakeries...........       26,550
     1,300   Philip Morris Companies,
               Inc.........................       51,187
       900   Unilever N.V.-New York
               Shares......................       71,043
                                             -----------
                                                 264,755
                                             -----------
             HEALTH CARE -- 13.8%
     2,500   Abbott Laboratories...........      102,187
      *900   Amgen, Inc....................       58,837
       500   Baxter International, Inc.....       26,906
       500   Bergen Brunswig Corporation...       23,187
     2,100   Columbia/HCA Healthcare
               Corporation.................       61,162
    *1,500   Genzyme Corporation...........       38,343
     1,200   Johnson & Johnson.............       88,500
       300   Life Technologies, Inc........        9,412
       500   Loews Corporation.............       43,562
       600   Mallinckrodt, Inc.............       17,812
       600   Pfizer, Inc...................       65,212
       500   Pharmacia & Upjohn, Inc.......       23,062
      *700   Tenet Healthcare
               Corporation.................       21,875
       600   Warner-Lambert Company........       41,625
                                             -----------
                                                 621,682
                                             -----------
             INDUSTRIAL MATERIALS -- 2.8%
     1,100   Air Products and Chemicals,
               Inc.........................       44,000
     1,200   Engelhard Corporation.........       24,300
       500   Georgia-Pacific Corporation...       29,468
       500   Temple-Inland, Inc............       26,937
                                             -----------
                                                 124,705
                                             -----------
             MANUFACTURING -- 2.6%
     1,300   Deere & Company...............       68,737
       400   Dover Corporation.............       13,700
       300   Honeywell, Inc................       25,068
       200   Ingersoll-Rand Company........        8,812
                                             -----------
                                                 116,317
                                             -----------
             MEDIA & SERVICES -- 1.3%
      *500   360 Communications Company....       16,000
       600   Gannett Co., Inc..............       42,637
                                             -----------
                                                  58,637
                                             -----------
             REAL ESTATE -- 0.6%
       600   Starwood Hotels & Resorts.....       28,987
                                             -----------
             RETAIL -- 7.6%
       700   American Greetings
               Corporation.................       35,656
       600   Dayton Hudson Corporation.....       29,100
       400   Gap, Inc......................       24,650
       900   Home Depot, Inc. (The)........       74,756
       700   May Department Stores Company
               (The).......................       45,850
       600   Rite Aid Corporation..........       22,537
     1,800   Wal-Mart Stores, Inc..........      109,350
                                             -----------
                                                 341,899
                                             -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)

                                               MARKET
  SHARES                                        VALUE
 ---------                                   -----------
 COMMON STOCKS -- CONTINUED
             SOFTWARE & SERVICES -- 6.0%
      *200   BMC Software, Inc.............  $    10,387
      *500   Bisys Group, Inc. (The).......       20,500
       600   Computer Sciences
               Corporation.................       38,400
    *1,700   Microsoft Corporation.........      184,237
      *500   Sterling Software, Inc........       14,781
                                             -----------
                                                 268,305
                                             -----------
             TRANSPORTATION -- 0.9%
       300   Delta Air Lines, Inc..........       38,775
                                             -----------
             UTILITIES -- 9.0%
       500   Ameritech Corporation.........       22,437
     1,000   AT&T Corp.....................       57,125
     1,200   Bell Atlantic Corporation.....       54,750
     1,300   Bellsouth Corporation.........       87,262
       500   Duke Energy Corporation.......       29,625
       600   GPU, Inc......................       22,687
     1,200   Nipsco Industries, Inc........       33,600
     1,900   SBC Communications, Inc.......       76,000
      *400   WorldCom, Inc.................       19,397
                                             -----------
                                                 402,883
                                             -----------
             Total common stocks...........  $ 4,168,244
                                             -----------
                                             -----------
 PRINCIPAL
  AMOUNT
 ---------
 SHORT-TERM SECURITIES -- 6.2%
             REPURCHASE AGREEMENT -- 6.2%
 $ 277,000   Interest in $1,111,215,000
               joint repurchase agreement
               with State Street Bank dated
               06/30/98 at 5.80%, to be
               repurchased at $277,045 on
               07/01/98; (Collateralized by
               $421,318,000 U.S. Treasury
               Notes 5.75%-7.825% due
               05/15/99-11/15/04,
               563,474,000 U.S. Treasury
               Bonds 8.00%-11.125% due
               02/15/15-08/15/25
               121,000,000 U.S. Treasury
               Strips (principal) 0% due
               08/15/04-08/15/07 and
               5,423,000 U.S. Treasury
               Bills 0% due 08/13/98)......  $   277,000
                                             -----------
                                             -----------

                                                           MARKET
                                                            VALUE
                                                        -------------

DIVERSIFICATION OF NET ASSETS:                    $%
Total common stocks (cost $4,082,042)........   92.8        4,168,244
Total short-term securities (cost
  $277,000)..................................    6.2          277,000
                                               ------   -------------
Total investment in securities
  (total cost $4,359,042)....................   99.0        4,445,244
Excess of cash, receivables and other assets
  over liabilities...........................    1.0           47,232
                                               ------   -------------
Net assets...................................  100.0%   $   4,492,476
                                               ------   -------------
                                               ------   -------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $.001 per share; 300,000,000
  shares authorized; 442,606 shares outstanding......   $         443
Paid-in surplus......................................       4,410,160
Accumulated undistributed net investment income......             463
Accumulated net realized loss on investments.........          (4,792)
Unrealized appreciation of investments...............          86,202
                                                        -------------
Net assets...........................................   $   4,492,476
                                                        -------------
                                                        -------------
Class A
  Net asset value per share ($3,338,178
   DIVIDED BY 328,828 shares outstanding)
  (175,000,000 shares authorized)............  $      10.15
                                                     ------
                                                     ------
  Maximum offering price ($10.15  DIVIDED BY
  94.5%).....................................  $      10.74
                                                     ------
                                                     ------
Class B
  Net asset value per share ($849,498
   DIVIDED BY 83,778 shares outstanding)
  (75,000,000 shares authorized).............  $      10.14
                                                     ------
                                                     ------
Class Y
  Net asset value per share ($304,801
   DIVIDED BY 30,000 shares outstanding)
  (50,000,000 shares authorized).............  $      10.16
                                                     ------
                                                     ------
* Non-income producing during period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                      This page intentionally left blank.

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                          THE HARTFORD
                           THE HARTFORD   BOND INCOME    THE HARTFORD
                              MONEY         STRATEGY       ADVISERS
                           MARKET FUND        FUND           FUND
                           ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............    $ --          $    5,467    $   752,926
  Interest...............     920,078       1,497,500      2,932,349
  Less: foreign tax
    withheld.............      --             --              (4,302)
                           ------------   ------------   ------------
    Total investment
      income.............     920,078       1,502,967      3,680,973
                           ------------   ------------   ------------
EXPENSES:
  Investment advisory
    fees.................      81,293         149,963        954,456
  Transfer agent fees....      42,016          57,003        120,571
  Distribution fees
    Class A..............      36,858          47,891        208,261
    Class B..............      28,311          38,940        354,505
  Custodian fees.........       2,750           2,700          3,682
  Accounting fees........       2,971           4,225         17,659
  Registration and filing
    fees.................       4,769           7,049         23,220
  Board of directors
    fees.................         479           1,227          4,665
  Audit fees.............       2,109           2,999          9,332
  Legal fees.............       1,198           1,704          7,179
  Amortization of
    deferred
    organizational
    costs................       3,768           3,768          3,768
  Other expenses.........       1,981           2,614        113,496
                           ------------   ------------   ------------
    Total expenses
      (before waivers and
      reimbursements)....     208,503         320,083      1,820,794
  Expense waivers and
    reimbursements.......     (31,236)        (18,894)       --
                           ------------   ------------   ------------
  Total expenses, net....     177,267         301,189      1,820,794
                           ------------   ------------   ------------
  Net investment income
    (loss)...............     742,811       1,201,778      1,860,179
                           ------------   ------------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on
    investments..........      --             468,165      2,739,497
  Net realized loss on
    forward foreign
    currency contracts...      --             --             --
  Net realized gain on
    futures contracts....      --             --             --
  Net realized gain
    (loss) on foreign
    currency
    transactions.........      --             --             --
  Net unrealized
    appreciation of
    investments..........      --              63,789     28,237,048
  Net unrealized
    depreciation of
    futures contracts....      --             --             --
  Net unrealized
    appreciation
    (depreciation) of
    forward foreign
    currency contracts...      --             --             --
  Net unrealized
    appreciation
    (depreciation) of
    purchased options....      --             --             --
  Net unrealized
    appreciation
    (depreciation) on
    translation of other
    assets and
    liabilities in
    foreign currencies...      --             --             --
                           ------------   ------------   ------------
  Net realized and
    unrealized gain on
    investments..........      --             531,954     30,976,545
                           ------------   ------------   ------------
  Net increase in net
    assets resulting from
    operations...........    $742,811      $1,733,732    $32,836,724
                           ------------   ------------   ------------
                           ------------   ------------   ------------

* From inception April
  30, 1998 to June 30,
  1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                          THE HARTFORD                    THE HARTFORD      THE HARTFORD
                          DIVIDEND AND   THE HARTFORD        CAPITAL           SMALL
                           GROWTH FUND    STOCK FUND    APPRECIATION FUND   COMPANY FUND
                          -------------  -------------  -----------------  --------------
INVESTMENT INCOME:
  Dividends..............  $  2,073,874   $    789,050     $ 1,285,896       $    82,184
  Interest...............       168,086        239,845         700,009           104,694
  Less: foreign tax
    withheld.............        (8,879)        (4,040)        (35,549)           (1,671)
                          -------------  -------------  -----------------  --------------
    Total investment
      income.............     2,233,081      1,024,855       1,950,356           185,207
                          -------------  -------------  -----------------  --------------
EXPENSES:
  Investment advisory
    fees.................       662,743        681,438       2,344,337           202,138
  Transfer agent fees....        84,742         81,470         329,600            55,650
  Distribution fees
    Class A..............       154,839        155,355         451,730            37,793
    Class B..............       292,201        304,207       1,197,641            60,385
  Custodian fees.........         3,918          3,722           3,526             6,500
  Accounting fees........        11,404         10,486          42,796             4,356
  Registration and filing
    fees.................        15,897         15,262          55,417             7,889
  Board of directors
    fees.................         3,013          2,771          11,308             1,265
  Audit fees.............         6,026          5,541          22,615             3,091
  Legal fees.............         4,636          4,261          17,397             1,757
  Amortization of
    deferred
    organizational
    costs................         3,768          3,768           3,768             3,768
  Other expenses.........        80,430         83,881         254,230             2,166
                          -------------  -------------  -----------------  --------------
    Total expenses
      (before waivers and
      reimbursements)....     1,323,617      1,352,162       4,734,365           386,758
  Expense waivers and
    reimbursements.......      --             --              --                 (22,817)
                          -------------  -------------  -----------------  --------------
  Total expenses, net....     1,323,617      1,352,162       4,734,365           363,941
                          -------------  -------------  -----------------  --------------
  Net investment income
    (loss)...............       909,464       (327,307)     (2,784,009)         (178,734)
                          -------------  -------------  -----------------  --------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on
    investments..........     2,961,217      1,609,999      11,971,179           (50,329)
  Net realized loss on
    forward foreign
    currency contracts...      --             --              --                --
  Net realized gain on
    futures contracts....      --             --              --                --
  Net realized gain
    (loss) on foreign
    currency
    transactions.........         7,885       --                 2,368          --
  Net unrealized
    appreciation of
    investments..........    10,077,575     31,033,177      13,380,461         4,049,376
  Net unrealized
    depreciation of
    futures contracts....      --             --              --                --
  Net unrealized
    appreciation
    (depreciation) of
    forward foreign
    currency contracts...      --             --               (14,479)         --
  Net unrealized
    appreciation
    (depreciation) of
    purchased options....        (8,630)      --              --                --
  Net unrealized
    appreciation
    (depreciation) on
    translation of other
    assets and
    liabilities in
    foreign currencies...        (1,143)      --                24,008          --
                          -------------  -------------  -----------------  --------------
  Net realized and
    unrealized gain on
    investments..........    13,036,904     32,643,176      25,363,537         3,999,047
                          -------------  -------------  -----------------  --------------
  Net increase in net
    assets resulting from
    operations...........  $ 13,946,368   $ 32,315,869     $22,579,528       $ 3,820,313
                          -------------  -------------  -----------------  --------------
                          -------------  -------------  -----------------  --------------

* From inception April
  30, 1998 to June 30,
  1998.

                             THE HARTFORD          THE       THE HARTFORD
                            INTERNATIONAL       HARTFORD      GROWTH AND
                          OPPORTUNITIES FUND   MIDCAP FUND   INCOME FUND*
                          ------------------   -----------   ------------
INVESTMENT INCOME:
  Dividends..............     $  542,324       $   23,443       $ 5,978
  Interest...............        141,954           18,895         3,749
  Less: foreign tax
    withheld.............        (62,033)            (161)          (67)
                          ------------------   -----------   ------------
    Total investment
      income.............        622,245           42,177         9,660
                          ------------------   -----------   ------------
EXPENSES:
  Investment advisory
    fees.................        157,508           48,593         4,800
  Transfer agent fees....         43,470           14,661         2,294
  Distribution fees
    Class A..............         30,650           11,580         1,312
    Class B..............         43,388           12,907         1,129
  Custodian fees.........         83,700            4,000           750
  Accounting fees........          3,399            1,058           164
  Registration and filing
    fees.................          7,361            3,191           136
  Board of directors
    fees.................            987              307            48
  Audit fees.............          2,412              751           116
  Legal fees.............          1,371              426            66
  Amortization of
    deferred
    organizational
    costs................          3,768           --            --
  Other expenses.........          3,272              810           321
                          ------------------   -----------   ------------
    Total expenses
      (before waivers and
      reimbursements)....        381,286           98,284        11,136
  Expense waivers and
    reimbursements.......        (62,977)          (7,921)       (1,939)
                          ------------------   -----------   ------------
  Total expenses, net....        318,309           90,363         9,197
                          ------------------   -----------   ------------
  Net investment income
    (loss)...............        303,936          (48,186)          463
                          ------------------   -----------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
    (loss) on
    investments..........         (6,923)         308,349        (4,792)
  Net realized loss on
    forward foreign
    currency contracts...         (7,848)          --            --
  Net realized gain on
    futures contracts....        531,065           --            --
  Net realized gain
    (loss) on foreign
    currency
    transactions.........        (66,526)          --            --
  Net unrealized
    appreciation of
    investments..........      4,416,631        1,297,330        86,202
  Net unrealized
    depreciation of
    futures contracts....        (42,532)          --            --
  Net unrealized
    appreciation
    (depreciation) of
    forward foreign
    currency contracts...         24,762           --            --
  Net unrealized
    appreciation
    (depreciation) of
    purchased options....            585           --            --
  Net unrealized
    appreciation
    (depreciation) on
    translation of other
    assets and
    liabilities in
    foreign currencies...         (1,689)          --            --
                          ------------------   -----------   ------------
  Net realized and
    unrealized gain on
    investments..........      4,847,525        1,605,679        81,410
                          ------------------   -----------   ------------
  Net increase in net
    assets resulting from
    operations...........     $5,151,461       $1,557,493       $81,873
                          ------------------   -----------   ------------
                          ------------------   -----------   ------------
* From inception April
  30, 1998 to June 30,
  1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 The Hartford Mutual Funds, Inc.
--------------------------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                           THE HARTFORD   THE HARTFORD
                              MONEY        BOND INCOME    THE HARTFORD
                           MARKET FUND    STRATEGY FUND   ADVISERS FUND
                           ------------   -------------   -------------
OPERATIONS:
  Net investment income
    (loss)...............  $    742,811    $  1,201,778   $   1,860,179
  Net realized gain
    (loss) on
    investments..........       --              468,165       2,739,497
  Net unrealized
    appreciation
    (depreciation) of
    investments..........       --               63,789      28,237,048
                           ------------   -------------   -------------
    Net increase in net
      assets resulting
      from operations....       742,811       1,733,732      32,836,724
                           ------------   -------------   -------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Class A..............      (572,713)       (847,261)     (1,107,882)
    Class B..............      (111,645)       (186,400)       (384,703)
    Class Y..............       (58,453)       (180,665)       (392,093)
  From net realized gain
    on investments
    Class A..............       --              (73,319)       --
    Class B..............       --              (20,906)       --
    Class Y..............       --              (15,260)       --
                           ------------   -------------   -------------
    Net increase in net
      assets resulting
      from capital share
      transactions.......      (742,811)     (1,323,811)     (1,884,678)
                           ------------   -------------   -------------
CAPITAL SHARE
  TRANSACTIONS:
    Class A..............     4,657,783       6,941,493      65,922,274
    Class B..............     2,417,624       4,412,771      65,211,948
    Class Y..............      (397,616)      2,793,935       5,783,432
                           ------------   -------------   -------------
    Total Capital Share
      transactions.......     6,677,787      14,148,199     136,917,654
                           ------------   -------------   -------------
  Total increase in net
    assets...............     6,677,787      14,558,120     167,869,700
NET ASSETS:
  Beginning of period....    29,665,217      39,090,082     177,740,474
                           ------------   -------------   -------------
  End of period..........  $ 36,343,004    $ 53,648,202   $ 345,610,174
                           ------------   -------------   -------------
                           ------------   -------------   -------------

* From inception April
  30, 1998 to June 30,
  1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                          THE HARTFORD                THE HARTFORD      THE HARTFORD      THE HARTFORD         THE     THE HARTFORD
                          DIVIDEND AND THE HARTFORD      CAPITAL           SMALL         INTERNATIONAL      HARTFORD    GROWTH AND
                          GROWTH FUND   STOCK FUND  APPRECIATION FUND   COMPANY FUND   OPPORTUNITIES FUND  MIDCAP FUND INCOME FUND*
                          ------------ ------------ -----------------  --------------  ------------------  ----------- ------------
OPERATIONS:
  Net investment income
    (loss)............... $    909,464 $   (327,307)    $ (2,784,009)   $   (178,734)      $   303,936     $   (48,186)  $      463
  Net realized gain
    (loss) on
    investments..........    2,969,102    1,609,999      11,973,547          (50,329)          449,768         308,349      (4,792)
  Net unrealized
    appreciation
    (depreciation) of
    investments..........   10,067,802   31,033,177      13,389,990        4,049,376         4,397,757       1,297,330      86,202
                          ------------ ------------ -----------------  --------------  ------------------  ----------- ------------
    Net increase in net
      assets resulting
      from operations....   13,946,368   32,315,869      22,579,528        3,820,313         5,151,461       1,557,493      81,873
                          ------------ ------------ -----------------  --------------  ------------------  ----------- ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Class A..............     (641,853)      --           --                --               --                --          --
    Class B..............     (182,656)      --           --                --               --                --          --
    Class Y..............     (100,018)      --           --                --               --                --          --
  From net realized gain
    on investments
    Class A..............      --           --           (2,174,371)        (271,473)        --                --          --
    Class B..............      --           --           (1,806,193)        (131,872)        --                --          --
    Class Y..............      --           --             (169,843)        (103,247)        --                --          --
                          ------------ ------------ -----------------  --------------  ------------------  ----------- ------------
    Net increase in net
      assets resulting
      from capital share
      transactions.......     (924,527)      --          (4,150,407)        (506,592)        --                --          --
                          ------------ ------------ -----------------  --------------  ------------------  ----------- ------------
CAPITAL SHARE
  TRANSACTIONS:
    Class A..............   62,274,951   67,364,650     109,655,383        9,676,272         8,183,313      13,305,321   3,274,002
    Class B..............   46,354,239   52,392,644     109,348,995        4,246,723         2,251,872       4,894,410     836,601
    Class Y..............      (26,801)      205,781      (3,923,942)      1,696,525         2,179,102       1,873,278     300,000
                          ------------ ------------ -----------------  --------------  ------------------  ----------- ------------
    Total Capital Share
      transactions.......  108,602,389  119,963,075     215,080,435       15,619,520        12,614,287      20,073,009   4,410,603
                          ------------ ------------ -----------------  --------------  ------------------  ----------- ------------
  Total increase in net
    assets...............  121,624,230  152,278,944     233,509,556       18,933,241        17,765,748      21,630,502   4,492,476
NET ASSETS:
  Beginning of period....  114,843,621  106,567,130     437,685,916       38,147,231        29,311,073         --          --
                          ------------ ------------ -----------------  --------------  ------------------  ----------- ------------
  End of period.......... $236,467,851 $258,846,074    $671,195,472     $ 57,080,472       $47,076,821     $21,630,502  $4,492,476
                          ------------ ------------ -----------------  --------------  ------------------  ----------- ------------
                          ------------ ------------ -----------------  --------------  ------------------  ----------- ------------

* From inception April
  30, 1998 to June 30,
  1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 The Hartford Mutual Funds, Inc.
--------------------------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                             THE HARTFORD       THE HARTFORD
                                 MONEY           BOND INCOME
                              MARKET FUND       STRATEGY FUND
                           -----------------   ---------------
OPERATIONS:
  Net investment income
    (loss)...............     $ 1,010,481        $ 1,319,673
  Net realized gain
    (loss) on
    investments..........        --                  533,521
  Net unrealized
    appreciation
    (depreciation) of
    investments..........        --                  857,991
                           -----------------   ---------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....       1,010,481          2,711,185
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Class A..............        (883,567)        (1,122,490)
    Class B..............         (45,518)           (71,146)
    Class Y..............         (81,396)           (89,767)
  From net realized gain
    on investments
    Class A..............        --                 (412,671)
    Class B..............        --                  (67,122)
    Class Y..............        --                  (56,419)
CAPITAL SHARE
  TRANSACTIONS:
    Class A..............      11,824,783         16,849,692
    Class B..............       4,448,938          5,587,371
    Class Y..............       2,637,595          4,707,315
                           -----------------   ---------------
  Total increase in net
    assets...............      18,911,316         28,035,948
NET ASSETS:
  Beginning of year......      10,753,901         11,054,134
                           -----------------   ---------------
  End of year............     $29,665,217        $39,090,082
                           -----------------   ---------------
                           -----------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                         THE HARTFORD                 THE HARTFORD        THE HARTFORD         THE HARTFORD
                          THE HARTFORD   DIVIDEND AND  THE HARTFORD      CAPITAL              SMALL           INTERNATIONAL
                          ADVISERS FUND  GROWTH FUND    STOCK FUND  APPRECIATION FUND     COMPANY FUND      OPPORTUNITIES FUND
                          -------------  ------------  ------------ -----------------  -------------------  ------------------
OPERATIONS:
  Net investment income
    (loss)............... $   1,470,189  $    550,147  $    (64,098)    $ (1,489,458)      $  (103,029)        $   130,356
  Net realized gain
    (loss) on
    investments..........       258,915       916,848      (354,110)      19,357,082         2,066,814            (310,893)
  Net unrealized
    appreciation
    (depreciation) of
    investments..........    15,479,132     8,681,047     8,234,272       2,363,518           (252,464)           (981,405)
                          -------------  ------------  ------------ -----------------  -------------------  ------------------
    Net increase
      (decrease) in net
      assets resulting
      from operations....    17,208,236    10,148,042     7,816,064      20,231,142          1,711,321          (1,161,942)
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Class A..............      (691,617)     (320,941)      --            --                 --                    (75,930)
    Class B..............      (165,238)      (96,584)      --            --                 --                    (24,517)
    Class Y..............      (544,413)      (79,474)      --            --                 --                    (43,020)
  From net realized gain
    on investments
    Class A..............      (472,440)     (590,306)     (127,319)      (7,591,824)         (776,601)           (232,598)
    Class B..............      (191,894)     (301,354)      (69,023)      (5,559,834)         (409,953)           (104,930)
    Class Y..............      (207,612)     (119,013)      (10,592)        (945,726)         (378,670)            (96,796)
CAPITAL SHARE
  TRANSACTIONS:
    Class A..............    77,673,780    56,433,030    54,239,596     218,285,331         14,144,489          12,377,118
    Class B..............    35,889,333    30,624,501    31,831,398     175,024,238         10,086,337           7,530,956
    Class Y..............    33,363,110    12,297,437     5,315,662      28,218,005          8,783,283           6,622,568
                          -------------  ------------  ------------ -----------------  -------------------  ------------------
  Total increase in net
    assets...............   161,861,245   107,995,338    98,995,786     427,661,332         33,160,206          24,790,909
NET ASSETS:
  Beginning of year......    15,879,229     6,848,283     7,571,344      10,024,584          4,987,025           4,520,164
                          -------------  ------------  ------------ -----------------  -------------------  ------------------
  End of year............ $ 177,740,474  $114,843,621  $106,567,130    $437,685,916        $38,147,231         $29,311,073
                          -------------  ------------  ------------ -----------------  -------------------  ------------------
                          -------------  ------------  ------------ -----------------  -------------------  ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 The Hartford Mutual Funds, Inc.
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 1998 (UNAUDITED)

 1.  ORGANIZATION:

    The Hartford Mutual Funds, Inc. (the Company) is an open-end management investment company comprised of ten diversified portfolios (each a "Fund" or together the "Funds"). The Funds are The Hartford Money Market Fund, The Hartford Bond Income Strategy Fund, The Hartford Advisers Fund, The Hartford Dividend and Growth Fund, The Hartford Stock Fund, The Hartford Capital Appreciation Fund, The Hartford Small Company Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund and The Hartford Growth and Income Fund. The Company was organized under the laws of the State of Maryland and was registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

    The Funds and their investment objectives are listed below:

The Hartford Money Market Fund                  --  Seeks maximum current income consistent with liquidity and
 (Money Market Fund)                                preservation of capital.

The Hartford Bond Income Strategy Fund          --  Seeks a high level of current income consistent with a
 (Bond Income Strategy Fund)                        competitive total return, as compared to bond funds with
                                                    similar investment objectives and policies, by investing
                                                    primarily in debt securities.

The Hartford Advisers Fund                      --  Seeks maximum long-term total rate of return by investing in
 (Advisers Fund)                                    common stocks and other equity securities, bonds and other debt securities and money market instruments.

The Hartford Dividend and Growth Fund           --  Seeks a high level of current income consistent with growth
 (Dividend and Growth Fund)                         of capital by investing primarily in equity securities.

The Hartford Stock Fund                         --  Seeks long-term growth of capital with income as a secondary
 (Stock Fund)                                       consideration by investing primarily in equity securities.

The Hartford Capital Appreciation Fund          --  Seeks growth of capital by investing primarily in equity
 (Capital Appreciation Fund)                        securities selected on the basis of potential for capital
                                                    appreciation.

The Hartford Small Company Fund                 --  Seeks growth of capital by investing primarily in equity
 (Small Company Fund)                               securities selected on the basis of potential for capital
                                                    appreciation.

The Hartford International                      --  Seeks growth of capital by investing primarily in equity
 Opportunities Fund (International                  securities issued by non-U.S. companies.
 Opportunities Fund)

The Hartford MidCap Fund                        --  Seeks to achieve long-term capital growth through capital
 (MidCap Fund)                                      appreciation by investing primarily in equity securities.

The Hartford Growth and Income Fund             --  Seeks growth of capital and current income by investing
 (Growth and Income Fund)                           primarily in equity securities with earnings growth potential and steady or rising dividends.

    The Company consists of ten series of portfolios, each of which is divided into Class A, Class B and Class Y shares. Class A shares are sold with a front-end load sales charge of up to 5.50%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses which may affect performance.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) SECURITY VALUATION--Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in the Money Market Fund, are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the Bond Income Strategy Fund, the Advisers Fund, the Dividend and Growth Fund, the Stock Fund, the Capital Appreciation Fund, the Small Company Fund, the International Opportunities Fund, the MidCap Fund and the Growth and Income Funds, short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

       Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors.

    c) FOREIGN CURRENCY TRANSACTIONS--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

       The funds do not isolate that portion of the results of operations resulting from changes in the foreign currency exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

       Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) REPURCHASE AGREEMENTS--A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

    e) JOINT TRADING ACCOUNT--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO) or Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

    f) FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSASTIONS--The Funds enter into futures contracts to retain their cash balance and yet be exposed to the market, thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders with the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)
       cash or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. The variation margin on futures contracts is included in cash, receivables, and other assets or liabilities, as applicable, in each Fund's Statement of Net Assets.

       At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

       The premium paid by the Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased as of the end of the reporting period. If an option which the Fund has purchased expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid to buy the call.

    g) FEDERAL INCOME TAXES--For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    h) FUND SHARE VALUATION AND DIVIDEND DISTRIBUTIONS TO SHAREHOLDERS--Orders for the Fund's shares are executed in accordance with the investment instructions of the shareholders. Dividend income is accrued as of the ex-dividend date. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the per-share net asset value next determined.

       Each Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Small Company Fund, the Capital Appreciation Fund, the International Opportunities Fund, the Stock Fund, and the MidCap Fund will be declared and paid annually; dividends from net investment income of the Dividend and Growth Fund, the Advisers Fund, and the Growth and Income Fund will be declared and paid quarterly; dividends from the net investment income of the Bond Income Strategy Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

       Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, losses deffered due to wash sales and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds' capital accounts (see Note 8).

    i) FORWARD FOREIGN CURRENCY CONTRACTS--As of June 30, 1998, the Capital Appreciation Fund entered into forward foreign currency exchange contracts that obligate the Fund to repurchase/replace or sell currencies at specified future dates. The Fund enters into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

       Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets. In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U. S. dollar.

    j) ORGANIZATIONAL COSTS--Costs incurred by the Funds in connection with their organization have been deferred and are being amortized on a straight line basis over five years. The unamortized deferred organizational costs of each Fund as of June 30, 1998 are included in the excess of cash, receivables and other assets over liabilities or the excess of liabilities over cash, receivables and other assets, as applicable, in each Fund's Statement of Net Assets.

    k) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates

    l) RESTRICTED SECURITIES--Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for the Money Market Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors.

       At June 30, 1998 the Funds held the following restricted securities (excluding 144A issues):

                                                                                                                  PERCENTAGE
                                                                          ACQUISITION ACQUISITION                 OF FUND'S
FUND                            SECURITY                                     DATE         COST      MARKET VALUE  NET ASSETS
------------------------------  ----------------------------------------  ----------  ------------  ------------  ----------
Capital Appreciation Fund       SGW Holdings Corporation                   8/14/97    $  2,000,001  $  1,222,121     0.2%
Small Company Fund              SGW Holdings Corporation                   8/14/97    $     88,996  $     54,395     0.1%

 3.  EXPENSES:

    a) INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS--Hartford Investment Financial Services Company (HIFSCO), a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to each Fund pursuant to an Investment Advisory Agreement dated March 3, 1997. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Company. HIFSCO has contracted with Wellington for the provision of day to day management services to the Small Company Fund, Capital Appreciation Fund, International Opportunities Fund, Stock Fund, Dividend and Growth Fund, Advisers Fund, MidCap Fund, and Growth and Income Fund in accordance with each Fund's investment objective and policies. In addition, HIFSCO has contracted with HIMCO, a wholly owned subsidiary of The Hartford, for the provision of day to day investment management service for the Bond Income Strategy Fund and Money Market Fund. Each Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington or HIMCO.

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)

       The schedule below reflects the rates of compensation paid to HIFSCO for services rendered:

                MONEY MARKET FUND

AVERAGE DAILY NET ASSETS               ANNUAL FEE
------------------------------------  ------------
On first $500 million                       .50%
On next $500 million                        .45%
Over $1 billion                             .40%


            BOND INCOME STRATEGY FUND

AVERAGE DAILY NET ASSETS               ANNUAL FEE
------------------------------------  ------------
On first $500 million                       .65%
On next $500 million                        .55%
Over $1 billion                             .50%

                  SMALL COMPANY,
         INTERNATIONAL OPPORTUNITIES AND
                   MIDCAP FUNDS

AVERAGE DAILY NET ASSETS               ANNUAL FEE
------------------------------------  ------------
On first $500 million                       .85%
On next $500 million                        .75%
Over $1 billion                             .70%

              CAPITAL APPRECIATION,
                    STOCK AND
             GROWTH AND INCOME FUNDS

AVERAGE DAILY NET ASSETS               ANNUAL FEE
------------------------------------  ------------
On first $500 million                       .80%
On next $500 million                        .70%
Over $1 billion                             .65%

                   ADVISERS AND
            DIVIDEND AND GROWTH FUNDS

AVERAGE DAILY NET ASSETS               ANNUAL FEE
------------------------------------  ------------
On first $500 million                       .75%
On next $500 million                        .65%
Over $1 billion                             .60%

    b) DISTRIBUTION AND SERVICE PLAN FOR CLASS A AND B SHARES --Hartford Securities Distribution Company, Inc. (HSD, or the Distributor), an indirect majority-owned subsidiary of The Hartford, is the principal underwriter and distributor of the Funds. HSD is solely engaged in distribution activities which include marketing, distribution and clearing of shares through broker-dealers, financing distribution costs, supervising the activities of the transfer agent and maintaining financial books and records. During the six months ended June 30, 1998, HSD earned $14,903,873 in front-end load sales charges on the sale of fund shares and received $499,662 from the proceeds of imposed contigent deferred sales charges.

       The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HSD) for the distribution of Class A and Class B shares and servicing the accounts of Class A and Class B shareholders. The Class A plan provides for periodic payments to brokers who provide services to accounts that hold Class A shares and for promotional and other sales related costs. The Distributor is compensated at an annual rate that may not exceed 0.35% of the average daily net asset value of Class A shares of the Fund some or all of which may be remitted to brokers. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. The Class A Rule 12b-1 fee for each Fund has been voluntarily capped at 0.30% through April 30, 1999. The cap may be removed at any time after such date. Some or all of the 12b-1 fee for Class B shares may be paid to broker-dealers for distribution and/or shareholder account services. Under the Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is intended as a fee for service provided to existing shareholders with the remainder used for distribution expenses.

    c) OPERATING EXPENSES--Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund. The Hartford has voluntarily agreed to limit the total operating expenses of the Class A, B and Y shares of all the Funds, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least April 30, 1999 as follows:

          FUND                                       CLASS A   CLASS B   CLASS Y
          -----------------------------------------  -------   -------   -------
          Money Market Fund........................   1.00%       N/A     0.55%
          Bond Income Strategy Fund................   1.25%     1.95%     0.80%
          Advisers Fund............................   1.40%     2.10%     0.95%
          Dividend and Growth Fund.................   1.40%     2.10%     0.95%
          Stock Fund...............................   1.45%     2.15%     1.00%
          Capital Appreciation Fund................   1.45%     2.15%     1.00%
          Small Company Fund.......................   1.45%     2.15%     1.00%
          International Opportunities Fund.........   1.65%     2.35%     1.20%
          MidCap Fund..............................   1.45%     2.15%     1.00%
          Growth and Income Fund...................   1.45%     2.15%     1.00%

 4.  AFFILIATE HOLDINGS:

    a) As of June 30, 1998 affiliates of The Hartford had ownership of shares in the Funds as follows:

FUND                                                                                        CLASS A      CLASS B     CLASS Y
----------------------------------------------------------------------------------------  ------------  ----------  ---------
Money Market Fund.......................................................................     8,818,643   2,062,530        138
Bond Income Strategy Fund...............................................................     2,203,477     297,087    198,446
Stock Fund..............................................................................         3,726       1,972    294,988
Small Company Fund......................................................................         6,641     297,163     38,962
International Opportunities Fund........................................................       --          127,349    183,810
MidCap Fund.............................................................................       210,000      60,000     30,000
Growth and Income Fund..................................................................       210,000      60,000     30,000

 5.  INVESTMENT TRANSACTIONS:

    For the period from January 1, 1998 to June 30, 1998, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                                            COST OF         PROCEEDS FROM
FUND                                                                                       PURCHASES            SALES
--------------------------------------------------------------------------------------  ----------------  ------------------
Bond Income Strategy Fund.............................................................   $   48,817,940     $   37,498,195
Advisers Fund.........................................................................      149,371,972         25,344,891
Dividend and Growth Fund..............................................................      137,820,514         32,313,040
Stock Fund............................................................................      130,166,252         14,580,960
Capital Appreciation Fund.............................................................      559,778,516        336,089,956
Small Company Fund....................................................................       84,029,151         71,405,466
International Opportunities Fund......................................................       31,885,980         19,925,719
MidCap Fund...........................................................................       21,114,870          4,474,958
Growth and Income Fund................................................................        4,126,030             39,197

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)

 6.  TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS:

    As of June 30, 1998, the aggregate gross unrealized appreciation and depreciation of all investments, based on cost for federal income tax purposes, was as follows:

                                                                                 AGGREGATE      AGGREGATE
                                                                                   GROSS          GROSS
                                                                                UNREALIZED      UNREALIZED    NET UNREALIZED
FUND                                                              TAX COST     APPRECIATION    DEPRECIATION    APPRECIATION
-------------------------------------------------------------  --------------  -------------  --------------  --------------
Bond Income Strategy Fund....................................      50,824,145      1,320,556        (253,359)     1,067,197
Advisers Fund................................................     280,034,953     48,924,446      (4,351,318)    44,573,128
Dividend and Growth Fund.....................................     212,667,340     25,683,828      (6,492,575)    19,191,253
Stock Fund...................................................     203,815,521     44,286,097      (4,639,660)    39,646,437
Capital Appreciation Fund....................................     645,989,042     79,201,108     (66,618,341)    16,582,767
Small Company Fund...........................................      48,405,106      6,391,458      (2,907,149)     3,484,309
International Opportunities Fund.............................      37,701,216      5,027,443      (1,451,657)     3,575,786
MidCap Fund..................................................      20,007,425      1,950,872        (651,826)     1,299,046
Growth and Income Fund.......................................       7,082,041        201,499        (115,297)        86,202

 7.  CAPITAL SHARE TRANSACTIONS:

    The following information is for the period from January 1, 1998 to June 30, 1998:

                                                                                                              DIVIDEND
                                                             BOND INCOME                                         AND
                             MONEY MARKET FUND              STRATEGY FUND              ADVISERS FUND         GROWTH FUND
                        ----------------------------  -------------------------  --------------------------  -----------
                           SHARES          AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
CLASS A
Shares sold...........     26,001,988   $ 26,001,988      839,018  $  8,965,819     6,023,355  $ 86,564,294    4,270,399
Shares issued on
 reinvestment of
 distributions........        565,131        565,131       83,378       886,806        74,229     1,099,750       39,277
Shares redeemed.......    (21,909,336)   (21,909,336)    (271,663)   (2,911,132)   (1,487,666)  (21,741,770)    (347,344)
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
Net increase..........      4,657,783   $  4,657,783      650,733  $  6,941,493     4,609,918  $ 65,922,274    3,962,332
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------


                                                                                                             INTERNATIONAL
                                                               CAPITAL                                       OPPORTUNITIES
                                 STOCK FUND               APPRECIATION FUND          SMALL COMPANY FUND      FUND
                        ----------------------------  -------------------------  --------------------------  -----------
                           SHARES          AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
CLASS A
Shares sold...........      4,293,589   $ 73,169,361    6,774,053  $141,722,899       944,252  $ 12,099,846      831,967
Shares issued on
 reinvestment of
 distributions........       --              --           103,203     2,128,184        19,781       255,546      --
Shares redeemed.......       (338,125)    (5,804,711)  (1,644,578)  (34,195,700)     (208,447)   (2,679,121)    (140,555)
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
Net increase..........      3,955,464   $ 67,364,650    5,232,678  $109,655,383       755,586  $  9,676,272      691,412
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------

                                                       GROWTH AND INCOME FUND*
                                MIDCAP FUND
                        ----------------------------  -------------------------
                           SHARES          AMOUNT       SHARES        AMOUNT
                        -------------   ------------  -----------  ------------
CLASS A
Shares sold...........      1,273,416   $ 13,485,943      329,914  $  3,284,802
Shares issued on
 reinvestment of
 distributions........       --              --           --            --
Shares redeemed.......        (16,277)      (180,622)      (1,086)      (10,800)
                        -------------   ------------  -----------  ------------
Net increase..........      1,257,139   $ 13,305,321      328,828  $  3,274,002
                        -------------   ------------  -----------  ------------
                        -------------   ------------  -----------  ------------


                           AMOUNT
                        ------------
CLASS A
Shares sold...........  $ 67,130,469
Shares issued on
 reinvestment of
 distributions........       631,735
Shares redeemed.......    (5,487,253)
                        ------------
Net increase..........  $ 62,274,951
                        ------------
                        ------------

                           AMOUNT
                        ------------
CLASS A
Shares sold...........  $  9,779,951
Shares issued on
 reinvestment of
 distributions........       --
Shares redeemed.......    (1,596,638)
                        ------------
Net increase..........  $  8,183,313
                        ------------
                        ------------

CLASS A
Shares sold...........
Shares issued on
 reinvestment of
 distributions........
Shares redeemed.......

Net increase..........


                                                                                                              DIVIDEND
                                                             BOND INCOME                                         AND
                             MONEY MARKET FUND              STRATEGY FUND              ADVISERS FUND         GROWTH FUND
                        ----------------------------  -------------------------  --------------------------  -----------
                           SHARES          AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
CLASS B
Shares sold...........      5,768,796   $  5,768,796      486,009  $  5,181,366     4,695,353  $ 67,170,168    3,096,999
Shares issued on
 reinvestment of
 distributions........        110,195        110,195       17,360       184,205        25,047       369,254       10,942
Shares redeemed.......     (3,461,367)    (3,461,367)     (89,502)     (952,800)     (161,840)   (2,327,474)    (146,505)
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
Net increase..........      2,417,624   $  2,417,624      413,867  $  4,412,771     4,558,560  $ 65,211,948    2,961,436
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------

                                                                                                             INTERNATIONAL
                                                               CAPITAL                                       OPPORTUNITIES
                                 STOCK FUND               APPRECIATION FUND          SMALL COMPANY FUND      FUND
                        ----------------------------  -------------------------  --------------------------  -----------
                           SHARES          AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
CLASS B
Shares sold...........      3,217,783   $ 54,473,582    5,849,054  $121,335,565       377,799  $  4,889,086      226,588
Shares issued on
 reinvestment of
 distributions........       --              --            84,249     1,714,752         9,891       126,110      --
Shares redeemed.......       (125,622)    (2,080,938)    (662,694)  (13,701,322)      (59,421)     (768,473)     (35,530)
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
Net increase..........      3,092,161   $ 52,392,644    5,270,609  $109,348,995       328,269  $  4,246,723      191,058
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------

                                                       GROWTH AND INCOME FUND*
                                MIDCAP FUND
                        ----------------------------  -------------------------
                           SHARES          AMOUNT       SHARES        AMOUNT
                        -------------   ------------  -----------  ------------
CLASS B
Shares sold...........        469,704   $  5,001,750       83,778  $    836,601
Shares issued on
 reinvestment of
 distributions........       --              --           --            --
Shares redeemed.......         (9,739)      (107,340)     --            --
                        -------------   ------------  -----------  ------------
Net increase..........        459,965   $  4,894,410       83,778  $    836,601
                        -------------   ------------  -----------  ------------
                        -------------   ------------  -----------  ------------

                                                                                                              DIVIDEND
                                                             BOND INCOME                                         AND
                             MONEY MARKET FUND              STRATEGY FUND              ADVISERS FUND         GROWTH FUND
                        ----------------------------  -------------------------  --------------------------  -----------
                           SHARES          AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
CLASS Y
Shares sold...........      2,459,455   $  2,459,455      335,316  $  3,597,282       591,448  $  8,536,180      336,382
Shares issued on
 reinvestment of
 distributions........         58,457         58,457       18,364       195,924        26,355       392,091        6,186
Shares redeemed.......     (2,915,528)    (2,915,528)     (93,268)     (999,271)     (221,163)   (3,144,839)    (336,422)
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
Net
 increase/(decrease)..       (397,616)  $   (397,616)     260,412  $  2,793,935       396,640  $  5,783,432        6,146
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------


                           AMOUNT
                        ------------
CLASS B
Shares sold...........  $ 48,493,684
Shares issued on
 reinvestment of
 distributions........       174,433
Shares redeemed.......    (2,313,878)
                        ------------
Net increase..........  $ 46,354,239
                        ------------
                        ------------

                           AMOUNT
                        ------------
CLASS B
Shares sold...........  $  2,650,294
Shares issued on
 reinvestment of
 distributions........       --
Shares redeemed.......      (398,422)
                        ------------
Net increase..........  $  2,251,872
                        ------------
                        ------------

CLASS B
Shares sold...........
Shares issued on
 reinvestment of
 distributions........
Shares redeemed.......

Net increase..........

                           AMOUNT
                        ------------
CLASS Y
Shares sold...........  $  5,332,106
Shares issued on
 reinvestment of
 distributions........       100,018
Shares redeemed.......    (5,458,925)
                        ------------
Net
 increase/(decrease)..  $    (26,801)
                        ------------
                        ------------

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)

                                                                                                             INTERNATIONAL
                                                               CAPITAL                                       OPPORTUNITIES
                                 STOCK FUND               APPRECIATION FUND          SMALL COMPANY FUND      FUND
                        ----------------------------  -------------------------  --------------------------  -----------
                           SHARES          AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
CLASS Y
Shares sold...........         11,910   $    211,443      411,619  $  8,681,358       262,496  $  3,480,542      297,305
Shares issued on
 reinvestment of
 distributions........       --              --             8,140       169,470         7,878       102,734      --
Shares redeemed.......           (350)        (5,662)    (587,077)  (12,774,770)     (144,485)   (1,886,751)    (113,088)
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
Net
 increase/(decrease)..         11,560   $    205,781     (167,318) $ (3,923,942)      125,889  $  1,696,525      184,217
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------
                        -------------   ------------  -----------  ------------  ------------  ------------  -----------

                                                       GROWTH AND INCOME FUND*
                                MIDCAP FUND
                        ----------------------------  -------------------------
                           SHARES          AMOUNT       SHARES        AMOUNT
                        -------------   ------------  -----------  ------------
CLASS Y
Shares sold...........        227,679   $  2,515,561       30,000  $    300,000
Shares issued on
 reinvestment of
 distributions........       --              --           --            --
Shares redeemed.......        (58,818)      (642,283)     --            --
                        -------------   ------------  -----------  ------------
Net
 increase/(decrease)..        168,861   $  1,873,278       30,000  $    300,000
                        -------------   ------------  -----------  ------------
                        -------------   ------------  -----------  ------------

                           AMOUNT
                        ------------
CLASS Y
Shares sold...........  $  3,469,123
Shares issued on
 reinvestment of
 distributions........       --
Shares redeemed.......    (1,290,021)
                        ------------
Net
 increase/(decrease)..  $  2,179,102
                        ------------
                        ------------
CLASS Y
Shares sold...........
Shares issued on
 reinvestment of
 distributions........
Shares redeemed.......
Net
 increase/(decrease)..

    * From inception April 30 to June 30, 1998.

    The following information is for the year ended December 31, 1997:

                                 MONEY MARKET                  BOND INCOME                                    DIVIDEND AND
                                     FUND                     STRATEGY FUND               ADVISERS FUND        GROWTH FUND
                          ---------------------------  ----------------------------  -----------------------  -------------
                             SHARES         AMOUNT        SHARES          AMOUNT       SHARES      AMOUNT        SHARES
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
CLASS A
Shares sold.............     38,230,951   $38,230,951      2,153,365   $ 22,403,019   6,154,830  $78,925,158      4,527,342
Shares issued on
 reinvestment of
 distributions..........        872,366       872,366        145,580      1,522,249      87,579    1,135,044         62,376
Shares redeemed.........    (27,278,534)  (27,278,534)      (668,900)    (7,075,576)   (184,092)  (2,386,422)      (512,573)
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
Net increase............     11,824,783   $11,824,783      1,630,045   $ 16,849,692   6,058,317  $77,673,780      4,077,145
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------


                                                                                                              INTERNATIONAL
                                                                 CAPITAL                                      OPPORTUNITIES
                                  STOCK FUND                APPRECIATION FUND          SMALL COMPANY FUND         FUND
                          ---------------------------  ----------------------------  -----------------------  -------------
                             SHARES         AMOUNT        SHARES          AMOUNT       SHARES      AMOUNT        SHARES
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
CLASS A
Shares sold.............      4,284,826   $61,336,237     11,903,386   $236,230,545   1,563,737  $19,638,094      1,404,244
Shares issued on
 reinvestment of
 distributions..........          8,399       122,981        387,629      7,293,278      66,524      768,836         28,770
Shares redeemed.........       (499,124)   (7,219,622)    (1,230,817)   (25,238,492)   (472,607)  (6,262,441)      (349,105)
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
Net increase............      3,794,101   $54,239,596     11,060,198   $218,285,331   1,157,654  $14,144,489      1,083,909
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------


                             AMOUNT
                          ------------
CLASS A
Shares sold.............  $ 62,564,218
Shares issued on
 reinvestment of
 distributions..........       889,158
Shares redeemed.........    (7,020,346)
                          ------------
Net increase............  $ 56,433,030
                          ------------
                          ------------

                             AMOUNT
                          ------------
CLASS A
Shares sold.............  $ 15,957,135
Shares issued on
 reinvestment of
 distributions..........       299,574
Shares redeemed.........    (3,879,591)
                          ------------
Net increase............  $ 12,377,118
                          ------------
                          ------------

                                 MONEY MARKET                  BOND INCOME                                    DIVIDEND AND
                                     FUND                     STRATEGY FUND               ADVISERS FUND        GROWTH FUND
                          ---------------------------  ----------------------------  -----------------------  -------------
                             SHARES         AMOUNT        SHARES          AMOUNT       SHARES      AMOUNT        SHARES
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
CLASS B
Shares sold.............      5,870,708   $ 5,870,708        612,657   $  6,438,050   2,882,743  $36,730,437      2,538,636
Shares issued on
 reinvestment of
 distributions..........         44,356        44,356         11,668        122,715      26,867      346,972         27,298
Shares redeemed.........     (1,466,126)   (1,466,126)       (93,401)      (973,394)    (94,146)  (1,188,076)      (320,322)
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
Net increase............      4,448,938   $ 4,448,938        530,924   $  5,587,371   2,815,464  $35,889,333      2,245,612
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------

                                                                                                              INTERNATIONAL
                                                                 CAPITAL                                      OPPORTUNITIES
                                  STOCK FUND                APPRECIATION FUND          SMALL COMPANY FUND         FUND
                          ---------------------------  ----------------------------  -----------------------  -------------
                             SHARES         AMOUNT        SHARES          AMOUNT       SHARES      AMOUNT        SHARES
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
CLASS B
Shares sold.............      2,451,215   $34,862,504      8,639,143   $172,632,683     788,063  $10,175,219        689,420
Shares issued on
 reinvestment of
 distributions..........          4,573        66,285        284,109      5,301,745      34,763      398,035         12,211
Shares redeemed.........       (212,892)   (3,097,391)      (144,046)    (2,910,190)    (40,102)    (486,917)       (31,621)
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
Net increase............      2,242,896   $31,831,398      8,779,206   $175,024,238     782,724  $10,086,337        670,010
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------

                                 MONEY MARKET                  BOND INCOME                                    DIVIDEND AND
                                     FUND                     STRATEGY FUND               ADVISERS FUND        GROWTH FUND
                          ---------------------------  ----------------------------  -----------------------  -------------
                             SHARES         AMOUNT        SHARES          AMOUNT       SHARES      AMOUNT        SHARES
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
CLASS Y
Shares sold.............      5,724,039   $ 5,724,039        476,540   $  5,016,788   3,224,923  $36,739,860        931,473
Shares issued on
 reinvestment of
 distributions..........         81,393        81,393         13,863        146,182      58,225      752,023         13,922
Shares redeemed.........     (3,167,837)   (3,167,837)       (43,885)      (455,655)   (331,924)  (4,128,773)       (52,079)
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
Net increase............      2,637,595   $ 2,637,595        446,518   $  4,707,315   2,951,224  $33,363,110        893,316
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------

                                                                                                              INTERNATIONAL
                                                                 CAPITAL                                      OPPORTUNITIES
                                  STOCK FUND                APPRECIATION FUND          SMALL COMPANY FUND         FUND
                          ---------------------------  ----------------------------  -----------------------  -------------
                             SHARES         AMOUNT        SHARES          AMOUNT       SHARES      AMOUNT        SHARES
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
CLASS Y
Shares sold.............        357,092   $ 5,308,377      1,565,763   $ 30,037,701     805,629  $ 9,682,345        671,155
Shares issued on
 reinvestment of
 distributions..........            718        10,592         49,948        945,864      32,532      378,667         13,375
Shares redeemed.........           (270)       (3,307)      (142,907)    (2,765,560)   (104,804)  (1,277,729)       (85,615)
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
Net increase............        357,540   $ 5,315,662      1,472,804   $ 28,218,005     733,357  $ 8,783,283        598,915
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------
                          -------------   -----------  -------------   ------------  ----------  -----------  -------------


                             AMOUNT
                          ------------
CLASS B
Shares sold.............  $ 34,876,647
Shares issued on
 reinvestment of
 distributions..........       385,513
Shares redeemed.........    (4,637,659)
                          ------------
Net increase............  $ 30,624,501
                          ------------
                          ------------

                             AMOUNT
                          ------------
CLASS B
Shares sold.............  $  7,753,696
Shares issued on
 reinvestment of
 distributions..........       125,757
Shares redeemed.........      (348,497)
                          ------------
Net increase............  $  7,530,956
                          ------------
                          ------------

                             AMOUNT
                          ------------
CLASS Y
Shares sold.............  $ 12,795,139
Shares issued on
 reinvestment of
 distributions..........       198,485
Shares redeemed.........      (696,187)
                          ------------
Net increase............  $ 12,297,437
                          ------------
                          ------------

                             AMOUNT
                          ------------
CLASS Y
Shares sold.............  $  7,458,393
Shares issued on
 reinvestment of
 distributions..........       139,815
Shares redeemed.........      (975,640)
                          ------------
Net increase............  $  6,622,568
                          ------------
                          ------------

 8.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA Statement of Position 93-2, DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 1998 (UNAUDITED)
    realized gain on investments on a tax basis which is considered to be more informative to the shareholder. As of December 31, 1997, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                                       ACCUMULATED
                                                                                   ACCUMULATED        UNDISTRIBUTED
                                                                                  UNDISTRIBUTED      (DISTRIBUTION IN
                                                                                  (DISTRIBUTION         EXCESS OF)
                                                                                  IN EXCESS OF)        NET REALIZED
                                                                                  NET INVESTMENT           GAIN           PAID-IN
                                                                                      INCOME          ON INVESTMENTS      SURPLUS
                                                                                  --------------   --------------------   -------
Bond Income Strategy Fund.......................................................    $    4,342         $    (4,432)        $  --
Advisers Fund...................................................................         3,640              (3,640)           --
Dividend and Growth Fund........................................................        (6,895)              7,032          (137)
Stock Fund......................................................................        64,098             (64,098)           --
Capital Appreciation Fund.......................................................     1,553,692          (1,553,692)           --
Small Company Fund..............................................................       103,029            (103,029)           --
International Opportunities Fund................................................       (92,840)             92,840            --

                      This page intentionally left blank.

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

   -- SELECTED PER-SHARE DATA(A) --

                                      ------------------------------------------

                                                    NET REALIZED
                                                        AND                                  DISTRIBUTIONS
                           NET ASSET                 UNREALIZED                 DIVIDENDS      FROM NET
                           VALUE AT       NET       GAIN (LOSS)    TOTAL FROM    FROM NET      REALIZED
                           BEGINNING   INVESTMENT        ON        INVESTMENT   INVESTMENT      GAIN ON
                           OF PERIOD     INCOME     INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS
                           ---------   ----------   ------------   -----------  ----------   -------------

THE HARTFORD MONEY MARKET
  FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................    $1.00       $ 0.02       $ 0.00         $ 0.02       $(0.02)       $ 0.00
  Class B................     1.00         0.02         0.00           0.02        (0.02)         0.00
  Class Y................     1.00         0.03         0.00           0.03        (0.03)         0.00
  For the Year Ended
    December 31, 1997
  Class A................     1.00         0.05         0.00           0.05        (0.05)         0.00
  Class B(e).............     1.00         0.01         0.00           0.01        (0.01)         0.00
  Class Y................     1.00         0.05         0.00           0.05        (0.05)         0.00
  For the Year Ended
    December 31, 1996
  Class A................     1.00         0.02         0.00           0.02        (0.02)         0.00
  Class Y................     1.00         0.02         0.00           0.02        (0.02)         0.00
THE HARTFORD BOND INCOME
  STRATEGY FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................    10.61         0.25         0.15           0.40        (0.28)        (0.02)
  Class B................    10.58         0.19         0.17           0.36        (0.24)        (0.02)
  Class Y................    10.64         0.26         0.17           0.43        (0.30)        (0.02)
  For the Year Ended
    December 31, 1997
  Class A................    10.26         0.57         0.50           1.07        (0.56)        (0.16)
  Class B................    10.25         0.53         0.46           0.99        (0.50)        (0.16)
  Class Y................    10.27         0.58         0.54           1.12        (0.59)        (0.16)
  For the Year Ended
    December 31, 1996
  Class A................    10.00         0.26         0.31           0.57        (0.25)        (0.06)
  Class B................    10.00         0.20         0.34           0.54        (0.23)        (0.06)
  Class Y................    10.00         0.28         0.31           0.59        (0.26)        (0.06)
THE HARTFORD ADVISERS
  FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................    13.41         0.09         1.77           1.86        (0.10)         --
  Class B................    13.33         0.04         1.75           1.79        (0.06)         --
  Class Y................    13.46         0.13         1.77           1.90        (0.12)         --
  For the Year Ended
    December 31, 1997
  Class A................    11.08         0.16         2.41           2.57        (0.17)        (0.07)
  Class B................    11.05         0.16         2.31           2.47        (0.12)        (0.07)
  Class Y................    11.10         0.31         2.32           2.63        (0.20)        (0.07)
  For the Year Ended
    December 31, 1996
  Class A................    10.00         0.09         1.07           1.16        (0.08)         0.00
  Class B................    10.00         0.02         1.11           1.13        (0.08)         0.00
  Class Y................    10.00         0.03         1.16           1.19        (0.09)         0.00
THE HARTFORD DIVIDEND AND
  GROWTH FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................    14.72         0.07         1.37           1.44        (0.08)         --
  Class B................    14.61         0.03         1.35           1.38        (0.04)         --
  Class Y................    14.77         0.13         1.34           1.47        (0.10)         --
  For the Year Ended
    December 31, 1997
  Class A................    11.45         0.13         3.40           3.53        (0.12)        (0.14)
  Class B................    11.40         0.13         3.30           3.43        (0.08)        (0.14)
  Class Y................    11.46         0.21         3.39           3.60        (0.15)        (0.14)
  For the Year Ended
    December 31, 1996
  Class A................    10.00         0.07         1.46           1.53        (0.06)        (0.02)
  Class B................    10.00         0.01         1.48           1.49        (0.07)        (0.02)
  Class Y................    10.00         0.02         1.53           1.55        (0.07)        (0.02)
THE HARTFORD STOCK FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................    15.16        (0.01)        3.29           3.28         0.00          0.00
  Class B................    15.01        (0.05)        3.23           3.18         0.00          0.00
  Class Y................    15.25         0.02         3.31           3.33         0.00          0.00
  For the Year Ended
    December 31, 1997
  Class A................    11.53         0.00         3.66           3.66         0.00         (0.03)
  Class B................    11.50        (0.02)        3.56           3.54         0.00         (0.03)
  Class Y................    11.55         0.03         3.70           3.73         0.00         (0.03)
  For the Year Ended
    December 31, 1996
  Class A................    10.00         0.02         1.53           1.55        (0.02)         0.00
  Class B................    10.00         0.00         1.52           1.52        (0.02)         0.00
  Class Y................    10.00         0.01         1.57           1.58        (0.03)         0.00

(a) Information presented relates to a capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Does not include sales charges.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) Inception date August 22, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------

                                                 -- RATIOS AND SUPPLEMENTAL DATA
--

--------------------------
  ------------------------------------------------------------------------------

                                                                                         RATIO OF
                                                                                       EXPENSES TO
                                      NET INCREASE                      NET ASSETS       AVERAGE
                                       (DECREASE)   NET ASSET            AT END OF      NET ASSETS
                                           IN       VALUE AT              PERIOD      BEFORE WAIVERS
                            TOTAL      NET ASSET       END      TOTAL       (IN            AND
                          DISTRIBUTIONS    VALUE    OF PERIOD  RETURN(C) THOUSANDS) REIMBURSEMENTS(B)
                          ----------  ------------  ---------  -------  ----------- ------------------

THE HARTFORD MONEY MARKET
  FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................    $(0.02)     $ 0.00       $1.00    2.33 %     $26,742           1.19%
  Class B................     (0.02)       0.00        1.00    1.98         6,833           1.86
  Class Y................     (0.03)       0.00        1.00    2.56         2,205           1.27
  For the Year Ended
    December 31, 1997
  Class A................     (0.05)       0.00        1.00    4.73        22,578           1.23
  Class B(e).............     (0.01)       0.00        1.00    1.45         4,449           3.63
  Class Y................     (0.05)       0.00        1.00    5.23         2,638           0.82
  For the Year Ended
    December 31, 1996
  Class A................     (0.02)       0.00        1.00    2.01        10,754           2.70
  Class Y................     (0.02)       0.00        1.00    2.34           0.3       3,496.38
THE HARTFORD BOND INCOME
  STRATEGY FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................     (0.30)       0.10       10.71    3.85        35,828           1.33
  Class B................     (0.26)       0.10       10.68    3.52        10,217           2.04
  Class Y................     (0.32)       0.11       10.75    4.09         7,603           0.86
  For the Year Ended
    December 31, 1997
  Class A................     (0.72)       0.35       10.61    10.80       28,589           1.44
  Class B................     (0.66)       0.33       10.58    9.96         5,745           2.19
  Class Y................     (0.75)       0.37       10.64    11.30        4,756           1.01
  For the Year Ended
    December 31, 1996
  Class A................     (0.31)       0.26       10.26    5.73        10,925           2.72
  Class B................     (0.29)       0.25       10.25    5.38         124.0          22.36
  Class Y................     (0.32)       0.27       10.27    5.95           5.0         185.34
THE HARTFORD ADVISERS
  FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................     (0.10)       1.76       15.17    13.91      181,464           --
  Class B................     (0.06)       1.73       15.06    13.48      113,093           --
  Class Y................     (0.12)       1.78       15.24    14.15       51,053           --
  For the Year Ended
    December 31, 1997
  Class A................     (0.24)       2.33       13.41    23.30       98,633           1.55
  Class B................     (0.19)       2.28       13.33    22.44       39,334           2.31
  Class Y................     (0.27)       2.36       13.46    23.80       39,773           1.03
  For the Year Ended
    December 31, 1996
  Class A................     (0.08)       1.08       11.08    11.56       14,347           2.94
  Class B................     (0.08)       1.05       11.05    11.28        1,499           6.71
  Class Y................     (0.09)       1.10       11.10    11.88           34         144.82
THE HARTFORD DIVIDEND AND
  GROWTH FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................     (0.08)       1.36       16.08    9.81       137,847           --
  Class B................     (0.04)       1.34       15.95    9.45        84,048           --
  Class Y................     (0.10)       1.37       16.14    9.98        14,572           --
  For the Year Ended
    December 31, 1997
  Class A................     (0.26)       3.27       14.72    30.99       67,861           1.59
  Class B................     (0.22)       3.21       14.61    30.20       33,741           2.34
  Class Y................     (0.29)       3.31       14.77    31.59       13,241           1.09
  For the Year Ended
    December 31, 1996
  Class A................     (0.08)       1.45       11.45    15.29        6,083           4.12
  Class B................     (0.09)       1.40       11.40    14.82          730          12.97
  Class Y................     (0.09)       1.46       11.46    15.49           36         141.53
THE HARTFORD STOCK FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................     --           3.28       18.44    21.64      152,904           --
  Class B................     --           3.18       18.19    21.18       99,013           --
  Class Y................     --           3.33       18.58    21.84        6,929           --
  For the Year Ended
    December 31, 1997
  Class A................     (0.03)       3.63       15.16    31.78       65,763           1.64
  Class B................     (0.03)       3.51       15.01    30.82       35,294           2.38
  Class Y................     (0.03)       3.70       15.25    32.33        5,510           1.11
  For the Year Ended
    December 31, 1996
  Class A................     (0.02)       1.53       11.53    15.50        6,273           3.96
  Class B................     (0.02)       1.50       11.50    15.20        1,254           7.76
  Class Y................     (0.03)       1.55       11.55    15.80           44         133.50


                              RATIO OF
                             EXPENSES TO     RATIO OF NET
                               AVERAGE        INVESTMENT
                             NET ASSETS      INCOME (LOSS)  PORTFOLIO
                          AFTER WAIVERS AND   TO AVERAGE    TURNOVER
                          REIMBURSEMENTS(B)  NET ASSETS(B)   RATE(D)
                          -----------------  -------------  ---------
THE HARTFORD MONEY MARKET
  FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................        1.00%            4.66%        --
  Class B................        1.70             3.94         --
  Class Y................        0.55             5.12         --
  For the Year Ended
    December 31, 1997
  Class A................        1.00             4.67         --
  Class B(e).............        1.70(b)          3.92(b)      --
  Class Y................        0.55             5.13         --
  For the Year Ended
    December 31, 1996
  Class A................        1.00             4.49         --
  Class Y................        0.55             4.56         --
THE HARTFORD BOND INCOME
  STRATEGY FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................        1.25             5.25       156.16%
  Class B................        1.95             4.56         --
  Class Y................        0.80             5.70         --
  For the Year Ended
    December 31, 1997
  Class A................        1.25             5.59       220.45
  Class B................        1.95             4.85         --
  Class Y................        0.80             5.98         --
  For the Year Ended
    December 31, 1996
  Class A................        1.25             5.72        75.52
  Class B................        1.95             5.22         --
  Class Y................        0.80             6.17         --
THE HARTFORD ADVISERS
  FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................        1.31             1.58         8.56
  Class B................        1.99             0.87         --
  Class Y................        0.91             1.99         --
  For the Year Ended
    December 31, 1997
  Class A................        1.40             1.54        38.62
  Class B................        2.10             0.80         --
  Class Y................        0.95             2.08         --
  For the Year Ended
    December 31, 1996
  Class A................        1.40             2.13        19.75
  Class B................        2.10             1.24         --
  Class Y................        0.95             2.75         --
THE HARTFORD DIVIDEND AND
  GROWTH FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................        1.30             1.22        18.78
  Class B................        1.99             0.53         --
  Class Y................        0.91             1.61         --
  For the Year Ended
    December 31, 1997
  Class A................        1.40             1.42        28.75
  Class B................        2.10             0.69         --
  Class Y................        0.95             1.83         --
  For the Year Ended
    December 31, 1996
  Class A................        1.40             1.95        29.80
  Class B................        2.10             0.82         --
  Class Y................        0.95             2.41         --
THE HARTFORD STOCK FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................        1.34            (0.14)        8.88
  Class B................        2.04            (0.85)        --
  Class Y................        0.96             0.28         --
  For the Year Ended
    December 31, 1997
  Class A................        1.45             0.06        42.83
  Class B................        2.15            (0.66)        --
  Class Y................        1.00             0.53         --
  For the Year Ended
    December 31, 1996
  Class A................        1.45             0.71        11.87
  Class B................        2.15            (0.12)        --
  Class Y................        1.00             1.37         --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 THE HARTFORD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS -- (CONTINUED)

   -- SELECTED PER-SHARE DATA(A) --

                                      ------------------------------------------

                                                    NET REALIZED
                                                        AND                                  DISTRIBUTIONS
                           NET ASSET                 UNREALIZED                 DIVIDENDS      FROM NET
                           VALUE AT       NET       GAIN (LOSS)    TOTAL FROM    FROM NET      REALIZED
                           BEGINNING   INVESTMENT        ON        INVESTMENT   INVESTMENT      GAIN ON
                           OF PERIOD     INCOME     INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS
                           ---------   ----------   ------------   -----------  ----------   -------------

THE HARTFORD CAPITAL
  APPRECIATION FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................    $19.90      $(0.06)      $ 1.12         $ 1.06       $ 0.00        $(0.13)
  Class B................    19.71        (1.19)        2.17           0.98         0.00         (0.13)
  Class Y................    20.05        (0.03)        1.13           1.10         0.00         (0.13)
  For the Year Ended
    December 31, 1997
  Class A................    13.36        (0.03)        7.34           7.31         0.00         (0.77)
  Class B................    13.32        (0.06)        7.22           7.16         0.00         (0.77)
  Class Y................    13.38        (0.03)        7.47           7.44         0.00         (0.77)
  For the Year Ended
    December 31, 1996
  Class A................    10.00        (0.03)        3.80           3.77         0.00         (0.41)
  Class B................    10.00        (0.02)        3.75           3.73         0.00         (0.41)
  Class Y................    10.00         0.00         3.79           3.79         0.00         (0.41)
THE HARTFORD SMALL
  COMPANY FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................    12.16        (0.04)        1.14           1.10         0.00         (0.12)
  Class B................    12.04        (0.07)        1.12           1.05         0.00         (0.12)
  Class Y................    12.24        (0.01)        1.16           1.15         0.00         (0.12)
  For the Year Ended
    December 31, 1997
  Class A................    10.68        (0.02)        2.05           2.03         0.00         (0.55)
  Class B................    10.65        (0.03)        1.97           1.94         0.00         (0.55)
  Class Y................    10.71        (0.01)        2.09           2.08         0.00         (0.55)
  For the Year Ended
    December 31, 1996
  Class A................    10.00        (0.02)        1.42           1.40         0.00         (0.72)
  Class B................    10.00        (0.02)        1.39           1.37         0.00         (0.72)
  Class Y................    10.00         0.00         1.43           1.43         0.00         (0.72)
THE HARTFORD
  INTERNATIONAL
  OPPORTUNITIES FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................    10.58         0.07         1.62           1.69         0.00          0.00
  Class B................    10.49         0.03         1.61           1.64         0.00          0.00
  Class Y................    10.62         0.09         1.64           1.73         0.00          0.00
  For the Year Ended
    December 31, 1997
  Class A................    10.72         0.09        (0.01)          0.08        (0.05)        (0.17)
  Class B................    10.69         0.07        (0.06)          0.01        (0.04)        (0.17)
  Class Y................    10.73         0.15        (0.02)          0.13        (0.07)        (0.17)
  For the Year Ended
    December 31, 1996
  Class A................    10.00         0.02         0.79           0.81        (0.06)        (0.03)
  Class B................    10.00        (0.01)        0.80           0.79        (0.07)        (0.03)
  Class Y................    10.00         0.00         0.84           0.84        (0.08)        (0.03)
THE HARTFORD MIDCAP FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................    10.00        (0.02)        1.50           1.48         0.00          0.00
  Class B................    10.00        (0.04)        1.48           1.44         0.00          0.00
  Class Y................    10.00        (0.01)        1.51           1.50         0.00          0.00
THE HARTFORD GROWTH AND
  INCOME FUND
  April 30, 1998 to June
    30, 1998 (Unaudited)
  Class A................    10.00         0.00         0.15           0.15         0.00          0.00
  Class B................    10.00        (0.01)        0.15           0.14         0.00          0.00
  Class Y................    10.00         0.01         0.15           0.16         0.00          0.00

(a) Information presented relates to a capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Does not include sales charges.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------

                                                 -- RATIOS AND SUPPLEMENTAL DATA
--

--------------------------
  ------------------------------------------------------------------------------

                                                                                         RATIO OF
                                                                                       EXPENSES TO
                                      NET INCREASE                      NET ASSETS       AVERAGE
                                       (DECREASE)   NET ASSET            AT END OF      NET ASSETS
                                           IN       VALUE AT              PERIOD      BEFORE WAIVERS
                            TOTAL      NET ASSET       END      TOTAL       (IN            AND
                          DISTRIBUTIONS    VALUE    OF PERIOD  RETURN(C) THOUSANDS) REIMBURSEMENTS(B)
                          ----------  ------------  ---------  -------  ----------- ------------------

THE HARTFORD CAPITAL
  APPRECIATION FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................    $(0.13)     $ 0.93       $20.83   $5.33      $353,396          --
  Class B................     (0.13)       0.85       20.56    4.98       290,183           --
  Class Y................     (0.13)       0.97       21.02    5.49        27,616           --
  For the Year Ended
    December 31, 1997
  Class A................     (0.77)       6.54       19.90    55.11      233,601           1.64%
  Class B................     (0.77)       6.39       19.71    54.15      174,392           2.38
  Class Y................     (0.77)       6.67       20.05    56.00       29,693           1.13
  For the Year Ended
    December 31, 1996
  Class A................     (0.41)       3.36       13.36    37.75        9,028           4.10
  Class B................     (0.41)       3.32       13.32    37.35          889           9.05
  Class Y................     (0.41)       3.38       13.38    37.95          107          93.64
THE HARTFORD SMALL
  COMPANY FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................    (0.120)       0.98       13.14    9.05        30,892           1.55
  Class B................    (0.120)       0.93       12.97    8.73        14,699           2.25
  Class Y................    (0.120)       1.03       13.27    9.40        11,490           1.06
  For the Year Ended
    December 31, 1997
  Class A................     (0.55)       1.48       12.16    19.28       19,391           1.77
  Class B................     (0.55)       1.39       12.04    18.49        9,694           2.53
  Class Y................     (0.55)       1.53       12.24    19.69        9,062           1.30
  For the Year Ended
    December 31, 1996
  Class A................     (0.72)       0.68       10.68    14.11        3,845           4.24
  Class B................     (0.72)       0.65       10.65    13.81           66          20.03
  Class Y................     (0.72)       0.71       10.71    14.41            8         115.33
THE HARTFORD
  INTERNATIONAL
  OPPORTUNITIES FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................     --           1.69       12.27    15.97       26,705           1.99
  Class B................     --           1.64       12.13    15.63       10,630           2.70
  Class Y................     --           1.73       12.35    16.29        9,742           1.50
  For the Year Ended
    December 31, 1997
  Class A................     (0.22)      (0.14)      10.58    0.84        15,701           2.25
  Class B................     (0.21)      (0.20)      10.49    0.12         7,188           3.03
  Class Y................     (0.24)      (0.11)      10.62    1.31         6,422           1.76
  For the Year Ended
    December 31, 1996
  Class A................     (0.09)       0.72       10.72    8.14         4,294           5.35
  Class B................     (0.10)       0.69       10.69    7.86           163          32.61
  Class Y................     (0.11)       0.73       10.73    8.36            64         126.52
THE HARTFORD MIDCAP FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................     --           1.48       11.48    14.92       14,428           1.6
  Class B................     --           1.44       11.44    14.51        5,261           2.32
  Class Y................     --           1.50       11.50    15.12        1,942           1.11
THE HARTFORD GROWTH AND
  INCOME FUND
  April 30, 1998 to June
    30, 1998 (Unaudited)
  Class A................     --           0.15       10.15    1.50         3,338           1.58
  Class B................     --           0.14       10.14    1.40           849           2.16
  Class Y................     --           0.16       10.16    1.60           305           1.11


                              RATIO OF
                             EXPENSES TO     RATIO OF NET
                               AVERAGE        INVESTMENT
                             NET ASSETS      INCOME (LOSS)  PORTFOLIO
                          AFTER WAIVERS AND   TO AVERAGE    TURNOVER
                          REIMBURSEMENTS(B)  NET ASSETS(B)   RATE(D)
                          -----------------  -------------  ---------
THE HARTFORD CAPITAL
  APPRECIATION FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................        1.40%           (0.70)%      60.83%
  Class B................        2.09            (1.40)        --
  Class Y................        0.99            (0.28)        --
  For the Year Ended
    December 31, 1997
  Class A................        1.45            (0.80)      119.61
  Class B................        2.15            (1.46)        --
  Class Y................        1.00            (0.35)        --
  For the Year Ended
    December 31, 1996
  Class A................        1.45            (0.70)      149.99
  Class B................        2.15            (1.53)        --
  Class Y................        1.00             0.04         --
THE HARTFORD SMALL
  COMPANY FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................        1.45            (0.67)      161.62
  Class B................        2.15            (1.37)        --
  Class Y................        1.00            (0.20)        --
  For the Year Ended
    December 31, 1997
  Class A................        1.45            (0.61)      255.37
  Class B................        2.15            (1.30)        --
  Class Y................        1.00            (0.14)        --
  For the Year Ended
    December 31, 1996
  Class A................        1.45            (0.60)       69.92
  Class B................        2.15            (1.30)        --
  Class Y................        1.00             0.03         --
THE HARTFORD
  INTERNATIONAL
  OPPORTUNITIES FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................        1.65             1.38        50.74
  Class B................        2.35             0.63         --
  Class Y................        1.20             1.80         --
  For the Year Ended
    December 31, 1997
  Class A................        1.65             0.88        59.16
  Class B................        2.35            (0.05)        --
  Class Y................        1.20             1.33         --
  For the Year Ended
    December 31, 1996
  Class A................        1.65             0.51        21.51
  Class B................        2.35            (0.86)        --
  Class Y................        1.20             0.57         --
THE HARTFORD MIDCAP FUND
  For the Six Months
    Ended June 30, 1998
    (Unaudited)
  Class A................        1.45            (0.73)(b)    39.87
  Class B................        2.15            (1.39)(b)     --
  Class Y................        1               (0.28)(b)     --
THE HARTFORD GROWTH AND
  INCOME FUND
  April 30, 1998 to June
    30, 1998 (Unaudited)
  Class A................        1.45             0.05(b)      1.06
  Class B................        2.15            (0.13)(b)     --
  Class Y................        1                0.24(b)      --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

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